United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534 New York, NY   10169
(Address of principal executive offices)    (Zip code)

Eric Rubin, President, 230 Park Avenue, Suite 534 New York, NY   10169
(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code:     (212) 488-1331

Date of fiscal year end:     10/31/2012

Date of reporting period:    04/30/2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

The American Independence Funds
Semi-Annual Report – April 30, 2012 (Unaudited)

President’s Letter to Shareholders	1

Stock Fund
Schedule of Portfolio Investments	2
International Alpha Strategies Fund
Schedule of Portfolio Investments	4
Small Cap Growth Fund
Schedule of Portfolio Investments	8
Large Cap Growth Fund
Schedule of Portfolio Investments	10
Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments	12
Strategic Income Fund
Schedule of Portfolio Investments	21
Core Plus Fund
Schedule of Portfolio Investments	25
U.S. Inflation-Indexed Fund
Schedule of Portfolio Investments	29
Active Interest Rate Management Fund
Schedule of Portfolio Investments	31
Fusion Fund
Schedule of Portfolio Investments	32
Absolute Return Bull Bear Bond Fund
Schedule of Portfolio Investments	35

Statements of Assets and Liabilities	36
Statements of Operations	39
Statements of Changes in Net Assets	42
Financial Highlights	48
Notes to Financial Statements	60

Additional Fund Information
Portfolio Summaries	71
Table of Shareholder Expenses	73

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds

President’s Letter to Shareholders

Dear Fellow Shareholder:

I am pleased to present you with the Semi-Annual Report for the American Independence Funds (the “Funds”) for the period ending April 30, 2012. The Funds’ first six months of the fiscal year was certainly a challenging one as anxiety prevailed in both the equity and fixed income markets. We continue to witness an unsettling market environment that has affected all types of asset classes and sectors, both domestic and international.

The issues facing some of the Euro-zone countries are having an effect on the U.S. markets, as well as international markets. The debt and unemployment numbers in Europe threaten growth, not only in Europe, but in the U.S. as well, as global financial markets have become more intertwined. At home, we have recently experienced some disappointing employment numbers of our own. Given that this is an election year, and we are not likely to see much compromise between the President and Congress, or within Congress itself, uncertainty may very well continue until after the November elections. Job creation, a massive budget deficit, a pending student loan crisis, and fading Federal Reserve options, continue to cast questions about whether or not we may dip into another recession. We are hopeful that we can avoid another recession.

Despite these disappointing economic conditions and continued uncertainty, our Funds have performed well compared to their peers and benchmarks.

Finally, we sadly note the passing of our trustee emeritus and former Chairman of the Board of Trustees, Richard Wedemeyer.  For nearly 30 years Dick served many different mutual funds boards with great integrity and distinction, and for the past 6 years helped to guide the American Independence Funds. No one was more of an advocate of shareholders interests, while advising management with wisdom and intelligence. We will miss Dick and will seek to continue to live up to the high standards to which he held us.

We thank you for your continued support, and American Independence will continue to seek to provide additional services, improve existing ones, and build upon the existing strong foundation. Please do not hesitate to contact us with any questions at 866-410-2006. Have a safe and enjoyable summer.

Sincerely,

Eric M. Rubin
President
American Independence Funds Trust
American Independence Financial Services, LLC

The views and opinions in this report were current at the time it was written and reflect those of the Portfolio Manager(s). The views and opinions are not guarantees of performance or investment results and should not be taken as investment advice. The views expressed should not be relied upon as a forecast of the Fund’s future investment intent. Security positions can and do change. The Schedules of Portfolio of Investments following the Commentaries show the size of the Fund’s positions at period-end.

Important Disclosures

Investing in the Funds involves risk. Equity securities are more volatile and carry more risk than other forms of investments. The Funds may invest in small and mid-cap securities which are more volatile than large cap stocks; foreign investments may contain more risk due to inherent risk associated with changing political climate, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

For more complete information on the American Independence Funds, you can obtain a prospectus containing complete information for the funds by calling 866-410-2006, or by visiting www.aifunds.com. Please read the prospectus carefully before investing. You should consider the fund’s investment objectives, risks, charges, and expenses carefully before you invest or send money. Information about these and other important subjects is in the Funds’ prospectus.

Past performance does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original costs.

American Independence Financial Services, LLC is a limited liability company.

Shares of the American Independence Funds are distributed by Matrix Capital Group, Inc., which is not affiliated with American Independence Financial Services, LLC.

Not FDIC Insured - May Lose Value - No Bank Guarantee

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.7%
Consumer Discretionary — 24.5%
AutoZone, Inc. (a)	10,000	3,961,600
Johnson Controls, Inc.	173,000	5,530,810
Las Vegas Sands Corp.	25,000	1,387,250
Omnicom Group, Inc.	135,000	6,926,850
Starbucks Corp.	100,000	5,738,000
Target Corp.	111,000	6,431,340
Tesla Motors, Inc. (a)	50,000	1,656,500
Time Warner, Inc.	150,000	5,619,000
Walt Disney Co. (The)	78,000	3,362,580
		40,613,930

Consumer Staples — 8.2%
Diageo PLC - ADR (b)	60,200	6,087,424
Imperial Tobacco Group PLC - ADR (b)	43,100	3,448,431
Wal-Mart Stores, Inc.	70,000	4,123,700
		13,659,555

Energy — 3.9%
Occidental Petroleum Corp.	70,300	6,412,766

Financials — 22.6%
American International Group, Inc. (a)	90,000	3,062,700
Blackstone Group LP	215,900	2,927,604
Capital One Financial Corp.	91,000	5,048,680
Citigroup, Inc.	90,000	2,973,600
Franklin Resources, Inc.	35,000	4,392,850
Goldman Sachs Group, Inc. (The)	32,000	3,684,800
KeyCorp	390,000	3,135,600
Oaktree Capital Group LLC (a)	75,000	2,992,500
SunTrust Banks, Inc.	140,000	3,399,200
Synovus Financial Corp.	1,175,000	2,467,500
Wells Fargo & Co.	100,000	3,343,000
		37,428,034

Health Care — 10.7%
Cardinal Health, Inc.	75,500	3,191,385
Covidien PLC (b)	115,000	6,351,450
McKesson Corp.	28,000	2,559,480
Thermo Fisher Scientific, Inc.	100,000	5,565,000
		17,667,315

Industrials — 10.8%
General Dynamics Corp.	76,600	5,170,500
General Electric Co.	50,000	979,000
Ingersoll-Rand PLC (b)	127,000	5,400,040
Raytheon Co.	117,000	6,334,380
		17,883,920

Information Technology — 4.1%
EMC Corp. (a)	125,000	3,526,250
Microsoft Corp.	100,000	3,202,000
		6,728,250

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2012 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 89.7% (continued)
Materials — 4.9%
Freeport-McMoRan Copper & Gold, Inc.	116,000	4,442,800
Mosaic Co. (The)	68,385	3,612,096
		8,054,896
Total Common Stocks (Cost $123,105,281)		148,448,666

Total Investments (Cost $123,105,281(c)) — 89.7%		$148,448,666

Other assets in excess of liabilities — 10.3%		17,022,792

NET ASSETS — 100.0%		$165,471,458

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$148,448,666	$—	$—	$148,448,666
Total Investments	$148,448,666	$—	$—	$148,448,666

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.6%
Australia — 7.8%
AGL Energy, Ltd.	20,000	311,888
BHP Billiton, Ltd.	15,000	555,122
Coca-Cola Amatil, Ltd.	40,000	518,426
Commonwealth Bank of Australia	29,000	1,568,947
CSL, Ltd.	20,000	763,273
Rio Tinto, Ltd.	8,000	552,571
		4,270,227

Belgium — 0.6%
KBC Groep NV	16,000	309,411

Brazil — 3.2%
Cia de Bebidas das Americas	20,000	842,950
Petroleo Brasileiro SA	35,000	412,211
Tractebel Energia SA	30,000	518,661
		1,773,822

China — 0.8%
Bank of China Ltd., Class H	1,000,000	418,933

Denmark — 3.2%
Novo Nordisk A/S, Class B	12,000	1,769,918

Finland — 2.1%
Kone OYJ, Class B	10,000	618,795
Sampo OYJ, Class A	20,000	532,098
		1,150,893

France — 7.9%
Alcatel-Lucent (a)	150,000	231,105
Cap Gemini SA	15,000	585,506
Cie Generale de Geophysique - Veritas (a)	10,000	284,712
Danone	10,000	703,508
Dassault Systemes SA	4,000	388,193
LVMH Moet Hennessy Louis Vuitton SA	3,000	496,956
Technip SA	5,000	565,387
Unibail-Rodamco SE	5,500	1,027,929
		4,283,296

Germany — 7.8%
Allianz SE	5,000	557,115
BASF SE	8,000	658,531
Deutsche Telekom AG	43,000	484,753
Fresenius SE & Co. KGaA	3,000	299,404
Fuchs Petrolub AG	10,000	557,909
SAP AG	13,000	861,906
Siemens AG	9,000	833,527
		4,253,145

Hong Kong — 6.3%
Cheung Kong Holdings, Ltd.	60,000	798,165
China Mobile, Ltd.	60,000	664,750
CNOOC, Ltd.	650,000	1,385,831
Sun Hung Kai Properties, Ltd.	50,000	603,264
		3,452,010

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2012 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Ireland — 1.7%
CRH PLC	20,000	405,427
Paddy Power PLC	8,000	522,038
		927,465

Italy — 3.1%
Assicurazioni Generali SpA	30,000	408,604
Banco Popolare SC	200,000	297,022
Enel SpA	100,000	328,259
ENI SpA	20,000	443,944
UniCredit SpA	50,000	198,941
		1,676,770

Japan — 16.7%
Asahi Glass Co., Ltd.	57,000	451,888
Cosmo Oil Co., Ltd.	180,000	500,470
East Japan Railway Co.	15,000	935,563
Hitachi, Ltd.	100,000	641,242
Honda Motor Co., Ltd.	34,000	1,233,189
Kawasaki Kisen Kaisha Ltd. (a)	190,000	404,534
Mazda Motor Corp. (a)	400,000	656,271
McDonald's Holdings Co., Ltd.	15,000	426,075
Medipal Holdings Corp.	25,000	317,490
Mizuho Financial Group, Inc.	450,000	715,762
Nippon Yusen KK	250,000	745,194
Oriental Land Co., Ltd.	4,000	443,860
ORIX Corp.	8,000	769,491
Sumitomo Corp.	60,000	856,660
		9,097,689

Netherlands — 1.7%
ASML Holding NV	10,000	508,802
Koninklijke DSM NV	7,000	401,330
		910,132

Norway — 1.6%
Statoil ASA	33,000	880,246

Singapore — 0.8%
SembCorp Marine Ltd.	100,000	410,571

South Korea — 0.9%
POSCO	1,500	498,396

Spain — 0.7%
Inditex SA	4,000	359,762

Sweden — 6.5%
Electrolux AB	30,000	669,750
Swedbank AB	44,000	728,382
Swedish Match AB	20,000	812,684
Telefonaktiebolaget LM Ericsson, Class B (a)	30,000	297,171
Volvo AB, Class B	76,000	1,053,515
		3,561,502

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2012 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Switzerland — 4.3%
Nestle SA	20,000	1,225,074
Syngenta AG	3,200	1,123,543
		2,348,617

Taiwan — 1.6%
Far EasTone Telecommunications Co., Ltd.	300,000	652,207
Mega Financial Holding Co., Ltd.	300,000	237,260
		889,467

Thailand — 1.2%
Advanced Info Service PCL	110,000	654,634

United Kingdom — 18.1%
Amlin PLC	70,000	374,894
AstraZeneca PLC	33,000	1,446,630
British American Tobacco PLC	29,000	1,487,675
BT Group PLC	250,000	855,797
Carnival PLC	25,000	813,170
Catlin Group, Ltd.	60,000	411,173
GlaxoSmithKline PLC	25,000	578,516
Lancashire Holdings, Ltd.	33,000	431,390
Royal Dutch Shell PLC, Class A	59,000	2,101,121
Vodafone Group PLC	200,000	553,751
Weir Group PLC (The)	15,000	415,313
Wolseley PLC	11,000	418,529
		9,887,959
Total Common Stocks (Cost $52,568,590)		53,784,865

Rights — 0.0% (b)
Brazil — 0.0% (b)
Cia de Bebidas das Americas (a)	48	406
Total Rights (Cost $0)		406

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2012 (Unaudited)

Description	Shares	Value ($)
Short-Term Investment — 0.9%
Money Market Fund — 0.9%
Dreyfus Cash Management, Institutional Shares, 0.06% (c)	483,303	483,303
Total Short-Term Investments (Cost $483,303)		483,303

Total Investments (Cost $53,051,893(d)) — 99.5%		$54,268,574

Other assets in excess of liabilities — 0.5%		291,892

NET ASSETS — 100.0%		$54,560,466

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.05%.
(c)	Represents the 7 day yield at 4/30/12.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$53,784,865	$—	$—	$53,784,865
Rights	406	—	—	406
Short-Term Investments	483,303	—	—	483,303
Total Investments	$54,268,574	$—	$—	$54,268,574

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.8%
Consumer Discretionary — 14.5%
Denny's Corp. (a)	25,627	106,096
Einstein Noah Restaurant Group, Inc.	7,572	107,144
Entravision Communications Corp., Class A	54,720	85,910
Jamba, Inc. (a)	71,522	133,031
Red Robin Gourmet Burgers, Inc. (a)	1,670	59,552
Saks, Inc. (a)	9,730	106,641
Sotheby's	2,960	116,387
		714,761

Consumer Staples — 2.9%
Rite Aid Corp. (a)	99,720	144,594

Energy — 6.0%
Clean Energy Fuels Corp. (a)	6,085	117,075
Newpark Resources, Inc. (a)	14,220	90,439
Poseidon Concepts Corp. (b)	6,610	86,102
		293,616

Financials — 14.4%
American Capital, Ltd. (a)	15,343	152,356
Assured Guaranty, Ltd. (b)	7,790	110,462
Epoch Holding Corp.	4,365	117,855
Manning & Napier, Inc.	7,690	111,505
NetSpend Holdings, Inc. (a)	12,310	93,926
Radian Group, Inc.	38,967	121,577
		707,681

Health Care — 19.3%
AEterna Zentaris, Inc. (a) (b)	240	151
Affymax, Inc. (a)	7,665	100,488
Agenus, Inc. (a)	6,640	41,500
Amarin Corp. PLC - ADR (a) (b)	6,115	74,664
ARIAD Pharmaceuticals, Inc. (a)	4,750	77,425
Biolase Technology, Inc. (a)	22,605	58,773
BioSante Pharmaceuticals, Inc. (a)	63,080	34,694
Biovest International, Inc. (a)	86,968	39,136
Bruker Corp. (a)	7,430	111,673
Halozyme Therapeutics, Inc. (a)	9,496	76,823
Hansen Medical, Inc. (a)	18,215	57,559
ImmunoCellular Therapeutics, Ltd. (a)	19,710	51,246
ImmunoGen, Inc. (a)	6,295	80,261
Incyte Corp. (a)	5,485	124,400
Oncothyreon, Inc. (a)	5,235	22,458
		951,251

Industrials — 10.7%
Actuant Corp., Class A	4,257	116,088
Kennametal, Inc.	2,706	114,274
Polypore International, Inc. (a)	1,970	73,580
Terex Corp. (a)	5,980	135,387
Woodward, Inc.	2,160	89,835
		529,164

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Information Technology — 24.9%
Actuate Corp. (a)	17,395	123,504
Anixter International, Inc. (a)	1,747	119,809
Bankrate, Inc. (a)	4,415	103,399
Hackett Group, Inc. (The) (a)	22,245	127,019
IPG Photonics Corp. (a)	650	31,460
KIT Digital, Inc. (a)	6,477	43,914
Liquidity Services, Inc. (a)	2,335	124,526
Magal Security Systems Ltd. (a) (b)	15,710	82,478
Mattson Technology, Inc. (a)	47,435	110,998
Maxwell Technologies, Inc. (a)	3,090	29,386
MKS Instruments, Inc.	3,907	108,029
Power-One, Inc. (a)	21,129	90,432
SunPower Corp. (a)	7,720	43,309
Web.com Group, Inc. (a)	6,875	89,031
		1,227,294

Materials — 4.9%
Materion Corp. (a)	2,562	63,307
Molycorp, Inc. (a)	3,390	91,734
Stillwater Mining Co. (a)	7,992	85,754
		240,795

Telecommunication Services — 2.2%
Iridium Communications, Inc. (a)	12,020	105,656
Total Common Stocks (Cost $4,791,560)		4,914,812

Short-Term Investment — 1.5%
Money Market Fund — 1.5%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	72,453	72,453
Total Short-Term Investments (Cost $72,453)		72,453

Total Investments (Cost $4,864,013(d)) — 101.3%		$4,987,265

Liabilities in excess of other assets — (1.3)%		(61,781)

NET ASSETS — 100.0%		$4,925,484

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/12.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,914,812	$—	$—	$4,914,812
Short-Term Investments	72,453	—	—	72,453
Total Investments	$4,987,265	$—	$—	$4,987,265

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.1%
Consumer Discretionary — 11.9%
Comcast Corp., Class A	7,084	214,858
Darden Restaurants, Inc.	2,592	129,807
DIRECTV, Class A (a)	2,616	128,890
Macy's, Inc.	3,040	124,701
Nordstrom, Inc.	3,100	173,166
		771,422

Consumer Staples — 2.4%
CVS Caremark Corp.	3,458	154,296

Energy — 13.4%
Canadian Natural Resources, Ltd. (b)	3,743	130,069
Halliburton Co.	2,905	99,409
Kosmos Energy Ltd. (a) (b)	6,510	79,292
Noble Energy, Inc.	1,844	183,146
Occidental Petroleum Corp.	1,371	125,063
Peabody Energy Corp.	3,301	102,694
Schlumberger Ltd.	2,025	150,133
		869,806

Financials — 15.6%
Affiliated Managers Group, Inc. (a)	2,043	232,126
American Capital, Ltd. (a)	18,895	187,627
American International Group, Inc. (a)	3,550	120,807
Assured Guaranty, Ltd. (b)	9,375	132,938
CBRE Group, Inc., Class A (a)	5,535	104,113
Genworth Financial, Inc., Class A (a)	16,068	96,569
Hartford Financial Services Group, Inc.	6,870	141,178
		1,015,358

Health Care — 9.1%
Bruker Corp. (a)	8,537	128,311
Celgene Corp. (a)	2,418	176,320
Gilead Sciences, Inc. (a)	3,099	161,179
Teva Pharmaceutical Industries, Ltd. - ADR (b)	2,836	129,719
		595,529

Industrials — 14.2%
Cummins, Inc.	1,861	215,560
Eaton Corp.	2,704	130,279
General Electric Co.	6,618	129,580
Kennametal, Inc.	3,396	143,413
Terex Corp. (a)	6,515	147,499
United Rentals, Inc. (a)	3,385	158,012
		924,343

Information Technology — 25.3%
Adobe Systems, Inc. (a)	3,436	115,312
Apple, Inc. (a)	742	433,506
Avnet, Inc. (a)	4,722	170,370
Bankrate, Inc. (a)	4,870	114,055
eBay, Inc. (a)	3,586	147,205
EMC Corp. (a)	6,176	174,225
Google, Inc., Class A (a)	247	149,492
Microsoft Corp.	4,972	159,204

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.1% (continued)
Information Technology — 25.3% (continued)
QUALCOMM, Inc.	2,819	179,965
		1,643,334

Materials — 5.4%
Allegheny Technologies, Inc.	3,084	132,427
Cliffs Natural Resources, Inc.	2,205	137,283
Molycorp, Inc. (a)	3,103	83,967
		353,677

Telecommunication Services — 0.9%
NII Holdings, Inc. (a)	4,090	57,240

Utilities — 1.9%
AES Corp. (The) (a)	10,099	126,440
Total Common Stocks (Cost $6,194,215)		6,511,445

Short-Term Investment — 2.9%
Money Market Fund — 2.9%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	186,942	186,942
Total Short-Term Investments (Cost $186,942)		186,942

Total Investments (Cost $6,381,157(d)) — 103.0%		$6,698,387

Liabilities in excess of other assets — (3.0)%		(192,519)

NET ASSETS — 100.0%		$6,505,868

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/12.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$6,511,445	$—	$—	$6,511,445
Short-Term Investments	186,942	—	—	186,942
Total Investments	$6,698,387	$—	$—	$6,698,387

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,396,198
5.15%, 12/01/36, Callable 12/01/22	500,000	526,235
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	531,145
Butler County Unified School District No. 385 Andover, School District, GO, UT, AGM, 5.60%, 9/01/12	1,775,000	1,806,329
Butler County Unified School District No. 385 Andover, School District, GO, UT, NATL-RE, 5.00%, 9/01/18, Callable 9/01/15	2,000,000	2,247,860
Butler County Unified School District No. 394 Rose Hill, School District, GO, UT, AGM, 3.50%, 9/01/24, Pre-Refunded 9/01/14 @ 100	875,000	938,201
Butler County Unified School District No. 490 El Dorado, School District, GO, UT, AGM,
5.00%, 9/01/23, Callable 9/01/15	500,000	540,160
4.05%, 9/01/27, Callable 9/01/17	630,000	684,967
Butler County Unified School District No. 490 El Dorado, School District, GO, UT, FSA,
5.00%, 9/01/24, Pre-Refunded 9/01/15 @ 100	690,000	791,354
5.00%, 9/01/24, Callable 9/01/15	395,000	425,936
Chisholm Creek Utility Authority, Water, Revenue Bonds, NATL-RE,
5.25%, 9/01/14, Pre-Refunded 9/01/12 @ 100	710,000	721,694
5.25%, 9/01/15, Pre-Refunded 9/01/12 @ 100	400,000	406,588
City of Abilene, GO, UT,
4.30%, 9/01/27, Callable 9/01/20	250,000	274,558
4.60%, 9/01/30, Callable 9/01/20	810,000	891,672
City of Bel Aire, GO, UT, 4.50%, 6/01/12, Callable 5/31/12	1,000,000	1,000,000
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Callable 4/01/17	500,000	516,670
City of Beloit, Power, Revenue Bonds, 4.75%, 12/01/31, Callable 12/01/18	250,000	257,100
City of Burlington, Development, Revenue Bonds, XLCA,5.25%, 4/01/23, Putable 4/01/13 @ 100 †	1,000,000	1,030,930
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	1,195,000	1,234,076
City of Coffeyville, Power, Revenue Bonds, 4.20%, 6/01/23, Callable 6/01/17	100,000	101,000
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	800,000	906,360
City of Dodge City, GO, UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	907,754
City of Fairway, GO, UT,
3.75%, 9/01/25, Callable 9/01/17	250,000	272,795
4.00%, 9/01/28, Callable 9/01/17	470,000	512,793
4.00%, 9/01/29, Callable 9/01/17	390,000	423,259
City of Hiawatha, GO, UT, 4.60%, 10/01/26, Pre-Refunded 9/01/14 @ 100	300,000	329,973
City of Horton, Power, Revenue Bonds, 4.15%, 10/01/21, Callable 10/01/19	540,000	581,726
City of Junction City, GO, UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,069,420
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	404,282
City of Lansing, GO, UT, FSA, 4.45%, 9/01/22, Callable 9/01/17	395,000	440,492
City of Lawrence, Medical, Revenue Bonds,
5.38%, 7/01/16, Callable 7/01/13	1,000,000	1,044,060
5.25%, 7/01/21, Callable 7/01/16	610,000	678,692
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	260,808
City of Leawood, GO, UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	621,206
City of Lenexa, GO, UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	505,536
City of Lenexa, Nursing Homes, Revenue Bonds, 6.88%, 5/15/32, Pre-Refunded 9/01/12 @ 100	1,500,000	1,503,573
City of Lindsborg, GO, UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	636,882
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,096,100
City of Manhattan, GO, UT,
4.50%, 11/01/17	400,000	470,216
3.25%, 11/01/20, Callable 11/01/19	350,000	380,562
4.10%, 11/01/26, Callable 11/01/18	415,000	445,814
City of Newton, GO, UT, NATL-RE, 5.00%, 9/01/24, Pre-Refunded 9/01/14 @ 100	1,000,000	1,106,960
City of Olathe, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	660,000	466,772
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,453,640

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5% (continued)
5.25%, 9/01/25, Callable 9/01/19	540,000	603,547
4.00%, 9/01/28, Callable 9/01/21	250,000	252,905
5.00%, 9/01/29, Callable 9/01/17	800,000	838,784
4.00%, 9/01/30, Callable 9/01/21	450,000	449,982
5.00%, 9/01/30, Callable 9/01/19	750,000	817,065
2.00%, 3/01/37, Callable 3/01/16, Puttable 3/01/17 @ 100 †	525,000	524,275
City of Oswego, GO, UT,
3.25%, 12/01/30, Callable 12/01/22	335,000	324,518
3.25%, 12/01/30, Callable 12/01/22	295,000	285,769
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,695,141
City of Overland Park, GO, UT,
3.00%, 9/01/17	735,000	820,797
5.00%, 9/01/19, Callable 9/01/13	630,000	664,184
City of Park City, GO, UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	543,865
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	594,769
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	718,773
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	498,920
City of Salina KS Water & Sewage System Revenue, Utilities, Revenue Bonds, 4.38%, 10/01/28, Callable 10/01/19	115,000	124,481
City of Salina, GO, UT, 3.88%, 10/01/25, Callable 10/01/18	885,000	979,314
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	507,826
5.00%, 10/01/23, Callable 4/01/16	570,000	619,219
City of Shawnee, GO, UT, 4.00%, 12/01/25, Callable 12/01/19	370,000	416,798
City of Topeka, GO, UT,
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,042,520
4.50%, 8/15/30, Callable 8/15/19	450,000	480,780
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	698,132
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	900,000	929,430
City of Wichita, GO, UT,
5.00%, 10/01/12	2,325,000	2,371,221
2.38%, 4/01/19, Callable 4/01/17	250,000	261,770
4.00%, 6/01/23, Callable 6/01/17	405,000	449,449
4.00%, 6/01/24, Callable 6/01/16	150,000	162,090
4.00%, 6/01/24, Callable 6/01/17	180,000	197,458
4.00%, 6/01/24, Callable 6/01/20	100,000	112,430
4.00%, 6/01/25, Callable 6/01/17	820,000	892,086
2.50% 6/01/25, Callable 6/01/22	405,000	401,865
4.00%, 12/01/25, Callable 12/01/20	100,000	109,172
4.00%, 6/01/26, Callable 6/01/20	475,000	517,935
4.00%, 12/01/26, Callable 12/01/20	165,000	179,215
4.00%, 6/01/27, Callable 6/01/20	780,000	846,971
4.00%, 12/01/29, Callable 12/01/20	250,000	271,705
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	227,126
4.75%, 11/15/24, Callable 11/15/19	810,000	868,215
5.25%, 11/15/24, Callable 11/15/19	2,150,000	2,386,715
5.00%, 11/15/29, Callable 11/15/21	3,070,000	3,311,302
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,178,160
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,067,560
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,099,200
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,069,990
5.00%, 10/01/29, Callable 10/01/19	750,000	851,662
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,069,220

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5% (continued)
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17	500,000	552,265
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15 (a)	780,000	869,458
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC,
4.70%, 10/01/12, Callable 5/31/12	320,000	321,069
5.00%, 10/01/12	1,000,000	1,019,550
5.00%, 10/01/13	800,000	853,376
5.25%, 10/01/15, Pre-Refunded 10/01/13 @ 100	350,000	374,584
5.00%, 10/01/16, Callable 10/01/14	500,000	551,820
5.25%, 10/01/17, Pre-Refunded 10/01/13 @ 100	2,300,000	2,461,552
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-Refunded 10/01/15 @ 100	1,975,000	2,243,284
Coffeyville Public Building Commission, Medical, Revenue Bonds, AMBAC, 5.00%, 8/01/22, Callable 8/01/12 (a)	250,000	250,698
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	258,373
Commonwealth of Puerto Rico, GO, UT, AGM, 5.50%, 7/01/29	125,000	145,898
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,285,912
County of Douglas, GO, UT,
4.00%, 9/01/24, Callable 9/01/19	425,000	478,337
4.25%, 9/01/30, Callable 9/01/19	320,000	344,381
County of Douglas, GO, UT, AMBAC, 5.00%, 8/01/18, Callable 8/01/13 (a)	1,935,000	2,022,327
County of Ford, GO, UT, AGM, 4.25%, 9/01/22, Callable 9/01/16	250,000	269,325
County of Franklin, COP, 4.75%, 9/01/21, Callable 9/01/13	750,000	768,112
County of Johnson, GO, UT,
4.50%, 9/01/13	1,230,000	1,299,077
4.75%, 9/01/27, Callable 9/01/18	500,000	558,930
County of Neosho, General, Revenue Bonds, AGM,
4.00%, 10/01/18	220,000	246,913
4.00%, 10/01/19	225,000	253,865
County of Scott, GO, UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	593,550
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA,
8.05%, 5/01/14	10,000	10,390
6.70%, 6/01/29 †	60,000	62,968
County of Sedgwick, GO, UT, 4.20%, 8/01/25, Callable 8/01/15	535,000	560,600
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Callable 8/01/15	500,000	527,500
5.25%, 8/01/31, Callable 8/01/15	500,000	523,305
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,761,393
5.00%, 9/01/23, Callable 9/01/15	1,840,000	1,974,375
County of Shawnee, GO, UT, 3.00%, 9/01/26, Callable 9/01/19	250,000	253,285
County of Shawnee, GO, UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	769,636
Cowley County Unified School District No. 465 Winfield, School District, GO, UT, NATL-RE,
5.25%, 10/01/15, Pre-Refunded 10/01/13 @ 100	1,260,000	1,347,570
5.25%, 10/01/15, Callable 10/01/13	50,000	52,970
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,614,709
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	263,355
Douglas County Unified School District No. 348 Baldwin City, School District, GO, UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,540,119
Douglas County Unified School District No. 491 Eudora, School District, GO, UT, AGM,
5.00%, 9/01/26, Callable 9/01/21	725,000	831,379
5.00%, 9/01/29, Callable 9/01/18	450,000	498,222
Franklin County Rural Water District No. 6, Water, Revenue Bonds, 4.00%, 5/01/27, Callable 5/01/17	200,000	200,600
Geary County Unified School District No. 475, School District, GO, UT, NATL-RE,
5.25%, 9/01/15, Pre-Refunded 9/01/22 @ 100	1,650,000	1,905,948
5.25%, 9/01/18, Callable 9/01/15	795,000	872,910

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5% (continued)
5.25%, 9/01/20, Pre-Refunded 9/01/15 @ 100	2,025,000	2,339,118
Harvey County Unified School District No. 373 Newton, School District, GO, UT, FSA, 4.80%, 9/01/18, Callable 5/31/12	635,000	637,261
Harvey County Unified School District No. 373 Newton, School District, GO, UT, NATL-RE,
5.00%, 9/01/20, Callable 9/01/18	100,000	115,240
5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,922,802
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14 (a)	1,700,000	1,791,188
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO, UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,730,520
Johnson County Community College District, Higher Education, Revenue Bonds, AMBAC, 5.00%, 11/15/24, Pre-Refunded 11/15/12 @ 100 (a)	1,000,000	1,025,740
Johnson County Park & Recreation District, COP, 5.00%, 9/01/23, Callable 9/01/13	870,000	897,274
Johnson County Park & Recreation District, Facilities, COP,
4.00%, 9/01/18	610,000	676,228
4.13%, 9/01/27, Callable 9/01/19	720,000	767,974
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	225,000	253,328
4.00%, 9/01/22, Callable 9/01/19	415,000	466,485
4.50%, 9/01/22, Callable 9/01/18	100,000	113,768
4.38%, 9/01/23, Callable 9/01/18	150,000	168,510
4.00%, 9/01/24, Callable 9/01/20	500,000	557,250
4.75%, 9/01/24, Callable 9/01/18	790,000	897,867
4.88%, 9/01/25, Callable 9/01/18	200,000	226,632
4.50%, 9/01/27, Callable 9/01/21	955,000	1,074,079
Johnson County Unified School District No. 229 Blue Valley, School District, GO, UT, 3.00%, 10/01/21, Callable 10/01/19	1,000,000	1,089,430
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, 4.00%, 10/01/31, Callable 10/01/22	1,000,000	1,012,740
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16 (a)	1,070,000	1,183,399
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, NATL-RE FGIC, 5.00%, 10/01/23, Callable 10/01/14	1,080,000	1,148,774
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,487,511
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,108,190
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, NATL-RE, 5.00%, 3/01/15	600,000	660,900
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, NATL-RE FGIC, 4.35%, 9/01/14, Pre-Refunded 9/01/13 @ 100	600,000	632,502
Johnson County Unified School District No. 233 Olathe, School District, GO, UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	362,076
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO, UT, 4.25%, 10/01/23, Callable 10/01/14	1,000,000	1,053,900
Johnson County Water District No. 1, Water, Revenue Bonds,
3.00%, 1/01/16	1,225,000	1,325,266
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,579,738
4.50%, 7/01/22, Callable 1/01/20	500,000	589,535
3.50%, 1/01/27, Callable 1/01/20	475,000	506,212
3.25%, 12/01/30, Callable 12/01/17	2,380,000	2,396,898
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	779,276
4.00%, 6/01/19	350,000	394,503
4.00%, 10/01/20	250,000	275,808
4.00%, 11/01/27, Callable 11/01/19	765,000	826,674
4.00%, 11/01/28, Callable 11/01/19	550,000	591,640
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,305,566

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5% (continued)
3.25%, 5/01/29, Callable 5/01/20	1,000,000	984,570
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,302,441
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,754,200
Kansas Development Finance Authority, Facilities, Revenue Bonds,
5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,266,551
3.38%, 5/01/24, Callable 5/01/20	1,145,000	1,188,533
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC,
5.00%, 10/01/13, Callable 10/01/12 (a)	500,000	508,515
5.50%, 3/01/16, Callable 5/31/12 (a)	250,000	250,868
5.25%, 10/01/17, Pre-Refunded 10/01/12 @ 100 (a)	1,115,000	1,138,270
5.25%, 10/01/17, Callable 10/01/12 (a)	135,000	136,952
5.25%, 10/01/18, Pre-Refunded 10/01/12 @ 100 (a)	1,610,000	1,643,601
5.25%, 10/01/22, Pre-Refunded 10/01/12 @ 100 (a)	1,960,000	2,000,905
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC,
5.00%, 4/01/13	150,000	156,522
5.00%, 4/01/18, Pre-Refunded 4/01/14 @ 101	130,000	142,848
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	115,257
5.25%, 11/01/28, Callable 11/01/18	255,000	289,272
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/13	500,000	523,265
5.00%, 5/01/16, Callable 5/01/15	205,000	229,131
5.25%, 5/01/16, Callable 5/31/12	1,275,000	1,279,182
5.25%, 11/01/21, Callable 11/01/17	250,000	287,863
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,342,272
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC,
5.00%, 4/01/15	250,000	271,985
5.00%, 4/01/17, Callable 4/01/14	595,000	639,631
5.00%, 4/01/18, Callable 4/01/14	370,000	396,004
5.00%, 4/01/20, Callable 4/01/14	515,000	546,173
Kansas Development Finance Authority, General, Revenue Bonds,
4.00%, 12/01/22, Callable 12/01/19	975,000	1,074,664
5.00%, 7/01/31, Callable 7/01/17	2,000,000	2,157,100
4.75%, 9/01/34, Callable 9/01/19	200,000	218,324
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/01/14	930,000	1,009,515
4.00%, 3/01/16	700,000	776,713
5.00%, 6/01/18, Callable 6/01/14	1,000,000	1,078,380
5.00%, 6/01/21, Callable 6/01/14	1,235,000	1,322,561
4.00%, 4/01/24, Callable 4/01/20	230,000	245,251
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,640,478
5.00%, 4/01/29, Callable 4/01/20	650,000	717,320
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.25%, 8/01/19, Pre-Refunded 8/01/13 @ 100 (a)	145,000	153,889
5.25%, 8/01/19, Callable 8/01/13 (a)	265,000	278,178
5.00%, 10/01/20, Pre-Refunded 4/01/13 @ 102 (a)	200,000	212,688
5.00%, 5/01/21, Callable 5/01/15 (a)	2,090,000	2,289,888
5.00%, 10/01/21, Pre-Refunded 4/01/13 @ 102 (a)	2,545,000	2,707,676
5.00%, 10/01/21, Callable 4/01/13 (a)	205,000	214,971
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27, Callable 4/01/15	200,000	206,294
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,176,840
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,537,224
5.00%, 11/15/22, Callable 11/15/17	260,000	289,411

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5% (continued)
5.00%, 11/15/22, Callable 11/15/15	500,000	548,950
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,179,250
5.00%, 11/15/24, Callable 11/15/17	1,000,000	1,106,100
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,733,850
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,631,385
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,067,830
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,437,167
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,090,170
5.25%, 11/15/30, Callable 11/15/19	250,000	269,308
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	1,997,869
Kansas Development Finance Authority, Nursing Homes, Revenue Bonds, GNMA, 5.35%, 5/20/23, Callable 5/20/13	1,000,000	1,063,170
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	387,076
5.00%, 10/01/16	1,585,000	1,865,402
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,504,874
4.63%, 10/01/26, Callable 10/01/18	300,000	338,868
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,096,224
5.00%, 11/01/21, Callable 11/01/16	500,000	572,970
5.00%, 11/01/22, Callable 11/01/16	200,000	227,512
5.00%, 11/01/23, Callable 11/01/16	1,250,000	1,417,325
5.00%, 11/01/25, Callable 11/01/16	1,000,000	1,125,590
4.38%, 11/01/26, Callable 11/01/16	650,000	693,803
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/13, Pre-Refunded 11/01/12 @ 100	900,000	923,697
5.50%, 11/01/15	200,000	233,460
5.50%, 11/01/19, Pre-Refunded 11/01/12 @ 100	960,000	985,277
3.13%, 4/01/21, Callable 4/01/17	1,500,000	1,582,860
3.25%, 4/01/23, Callable 4/01/17	1,795,000	1,875,434
5.00%, 4/01/23, Pre-Refunded 4/01/14 @ 100	1,860,000	2,025,335
4.00%, 3/01/24, Callable 3/01/19	165,000	179,901
5.00%, 11/01/24, Callable 11/01/13	1,000,000	1,062,100
4.00%, 3/01/26, Callable 3/01/19	100,000	107,086
4.00%, 3/01/27, Callable 3/01/19	775,000	826,940
6.00%, 4/01/27, Pre-Refunded 4/01/13 @ 100	2,000,000	2,106,100
5.00%, 11/01/28, Callable 11/01/13	100,000	105,596
Kansas Independent College Finance Authority, Higher Education, Revenue Bonds, 3.95%, 10/01/21, Callable 10/01/16	500,000	504,425
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,036,660
Kansas Rural Water Finance Authority, Water, Revenue Bonds, 4.10%, 9/01/34, Callable 3/01/21	270,000	270,186
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.50%, 9/01/14	1,000,000	1,118,540
5.00%, 3/01/20, Callable 3/01/14	1,220,000	1,313,013
4.30%, 9/01/21, Callable 9/01/18	575,000	667,690
5.00%, 9/01/22, Callable 9/01/18	4,615,000	5,521,847
5.00%, 9/01/23, Callable 9/01/18	2,070,000	2,463,072
5.00%, 9/01/24, Callable 9/01/18	1,335,000	1,577,116
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,089,330
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20, Callable 9/01/14	500,000	536,810
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	409,988
Leavenworth County Unified School District No. 453, School District, GO, UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	581,345
4.75%, 3/01/25, Callable 9/01/19	535,000	589,500

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5% (continued)
Leavenworth County Unified School District No. 458, School District, GO, UT,
5.25%, 9/01/28, Callable 9/01/19	1,250,000	1,420,525
5.00%, 9/01/29, Callable 9/01/19	395,000	433,252
5.00%, 9/01/30, Callable 9/01/19	215,000	235,094
Leavenworth County Unified School District No. 464, School District, GO, UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @ 100	1,380,000	1,582,708
Leavenworth County Unified School District No. 464, School District, GO, UT, NATL-RE FGIC, 4.10%, 9/01/25, Callable 9/01/17	405,000	439,652
Leavenworth County Unified School District No. 469, School District, GO, UT, FGIC, 5.00%, 9/01/24, Pre-Refunded 9/01/15 @ 100	2,400,000	2,752,536
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	538,615
Lyon County Unified School District No. 253 Emporia, School District, GO, UT, NATL-RE FGIC, 5.00%, 9/01/12	250,000	253,795
Maize Public Building Commission, GO, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,061,710
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	780,000	817,245
Miami County Unified School District No. 367 Osawatomie, School District, GO, UT, AGM, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @ 100	1,310,000	1,502,426
Miami County Unified School District No. 416 Louisburg, School District, GO, UT, NATL-RE,
4.00%, 9/01/15	900,000	972,756
5.00%, 9/01/20, Callable 9/01/16	1,235,000	1,357,660
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	468,799
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,065,550
Pawnee County Public Building Commission, Medical, Revenue Bonds,
4.00%, 2/15/31, Callable 2/15/22	495,000	500,985
4.40%, 2/15/36, Callable 2/15/22	500,000	503,930
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,127,980
Reno County Unified School District No. 308 Hutchinson, School District, GO, UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,158,400
5.00%, 9/01/25, Callable 9/01/17	200,000	219,862
Rice County Unified School District No. 376 Sterling, School District, GO, UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	572,075
Rice County Unified School District No. 444, School District, GO, UT, 5.08%, 9/01/14, Callable 5/31/12	475,000	476,819
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO, UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,226,430
5.00%, 9/01/27, Callable 9/01/18	1,350,000	1,580,809
Scott County Unified School District No. 466 Scott City, School District, GO, UT, FGIC, 5.25%, 9/01/17, Pre-Refunded 9/01/12 @ 100	400,000	406,520
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Callable 8/01/14	500,000	532,280
5.00%, 8/01/23, Callable 8/01/18	390,000	456,351
5.00%, 8/01/24, Callable 8/01/18	100,000	116,250
4.13%, 8/01/26, Callable 8/01/16	500,000	531,475
5.25%, 8/01/26, Callable 8/01/18	130,000	151,936
5.25%, 8/01/28, Callable 8/01/18	800,000	927,432
Sedgwick County Public Building Commission, Revenue Bonds, 4.00%, 8/01/30, Callable 8/01/21	415,000	439,323
Sedgwick County Unified School District No. 259 Wichita, School District, GO, UT,
5.00%, 9/01/19	500,000	611,675
5.00%, 10/01/20, Callable 10/01/18	150,000	180,146
5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,186,270
Sedgwick County Unified School District No. 261 Haysville, School District, GO, UT, AGM,
4.00%, 11/01/13	500,000	526,100
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,163,280

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5% (continued)
5.00%, 11/01/20, Callable 11/01/17	250,000	286,598
5.00%, 11/01/23, Callable 11/01/17	200,000	224,646
Sedgwick County Unified School District No. 262 Valley Center, School District, GO, UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	844,495
Sedgwick County Unified School District No. 265 Goddard, School District, GO, UT, AGC,
4.50%, 10/01/23, Callable 10/01/18	100,000	111,276
4.50%, 10/01/24, Callable 10/01/18	250,000	275,858
Sedgwick County Unified School District No. 266 Maize, School District, GO, UT, NATL-RE,
5.00%, 9/01/16	150,000	173,555
5.00%, 9/01/17	100,000	117,968
5.00%, 9/01/19, Callable 9/01/17	500,000	575,710
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO, UT,
3.95%, 9/01/27, Callable 9/01/20	795,000	890,678
3.95%, 9/01/28, Callable 9/01/20	825,000	918,349
Shawne County Unified School District No. 501 Topeka, School District, GO, UT, AGM, 5.00%, 8/01/13	1,000,000	1,058,460
Shawnee County Unified School District No. 450 Shawnee Heights, School District, GO, UT, AGM, 4.25%, 9/01/21, Callable 9/01/15	580,000	613,344
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE,
5.00%, 6/01/13	1,140,000	1,194,059
5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,742,963
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,188,273
University of Kansas Hospital Authority, Medical, Revenue Bonds, GO,
5.25%, 9/01/13, Pre-Refunded 9/01/12 @ 100	450,000	457,412
6.00%, 9/01/16, Pre-Refunded 9/01/12 @ 100	1,120,000	1,141,190
5.63%, 9/01/27, Pre-Refunded 9/01/12 @ 100	275,000	279,868
5.63%, 9/01/32, Pre-Refunded 9/01/12 @ 100	1,100,000	1,119,470
Wyandotte County Unified School District No. 202 Turner, School District, GO, UT, AMBAC, 5.00%, 9/01/13 (a)	1,000,000	1,057,410
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO, UT, NATL-RE, FGIC, 5.00%, 9/01/24, Callable 9/01/15	1,000,000	1,069,070
Wyandotte County Unified School District No. 500 Kansas City, School District, GO, UT, AGM,
5.25%, 9/01/15, Pre-Refunded 9/01/13 @ 100	1,000,000	1,086,030
5.50%, 9/01/16, Pre-Refunded 9/01/12 @ 100	300,000	305,238
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	926,424
Wyandotte County-Kansas City Unified Government, Facilities, GO, UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	989,492
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 5/31/12	1,975,000	1,982,011
Wyandotte County-Kansas City Unified Government, GO, UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,176,220
4.00%, 8/01/30, Callable 8/01/20	500,000	533,250
Wyandotte County-Kansas City Unified Government, Multi-Family Housing, Revenue Bonds, 4.75%, 8/01/34, Callable 6/01/12, Putable 8/01/14 @ 100 †	2,305,000	2,358,269
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	150,000	150,054
5.00%, 12/01/21, Callable 6/01/16	915,000	940,757
4.88%, 10/01/28, Callable 10/01/16	475,000	456,048
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	543,660
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,463,904
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24, Callable 9/01/14	470,000	507,482
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, NATL-RE, 4.50%, 9/01/28, Callable 5/31/12	1,540,000	1,542,695
Total Municipal Bonds (Cost $280,305,872)		297,293,365

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investments — 1.9%
Money Market Funds — 1.9%
BMO Tax-Free Money Market Fund, 0.33% (b)	3,500,000	3,500,000
Federated Tax-Free Obligations Fund, 0.11% (b)	2,393,071	2,393,071
Total Short-Term Investments (Cost $5,893,071)		5,893,071

Total Investments (Cost $286,198,943(c)) — 99.4%		$303,186,436

Other assets in excess of liabilities — 0.6%		1,936,235

NET ASSETS — 100.0%		$305,122,671

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/12.
(a)
This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interests on these bonds when they fall due is not known at this time.

(b)	Represents the 7 day yield at 4/30/12.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$297,293,365	$—	$297,293,365
Short-Term Investments	5,893,071	—	—	5,893,071
Total Investments	$5,893,071	$297,293,365	$—	$303,186,436

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 6.6%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,250,000	1,252,871
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 8/15/16	750,000	752,588
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.80%, 3/25/27, Demand Date 5/25/12 † (a)	13,081	11,437
Honda Auto Receivables Owner Trust,
Series 2009-3, Class A3, 2.31%, 5/15/13	96,063	96,237
Series 2012-1, Class A3, 0.77%, 1/15/16	1,000,000	1,001,258
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 2.25%, 2/25/33, Callable 4/25/30 †	20,567	20,265
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.53%, 8/25/33, Demand Date 5/25/12 † (a)	16,428	12,361
SLM Student Loan Trust, Series 2010-1, Class A, 0.64%, 3/25/25, Demand Date 5/25/12 † (a)	1,405,371	1,405,608
Total Asset-Backed Securities (Cost $4,551,441)		4,552,625

Collateralized Mortgage Obligations — 14.6%
Banc of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.72%, 7/20/32, Callable 5/20/12 †	1,065	906
Fannie Mae REMICS,
Series 1993-9, Class FB, 1.65%, 1/25/23 Demand Date 5/25/12 † (a)	1,216,168	1,253,272
Series 1999-53, Class FA, 0.74%, 10/25/19, Demand Date 5/25/12 † (a)	896,517	904,830
Series 2002-62, Class FP, 1.44%, 11/25/32 Demand Date 5/25/12 † (a)	1,729,908	1,773,662
Series 2003-1, Class PG, 5.50%, 9/25/31	244,533	247,059
Freddie Mac REMICS,
Series 1689, Class F, 0.90%, 3/15/24, Demand Date 5/15/12 † (a)	803,032	813,458
Series 1689, Class FG, 0.90%, 3/15/24, Demand Date 5/15/12 † (a)	318,714	322,852
Series 2649, Class FU, 0.79%, 7/15/33, Demand Date 5/15/12 † (a)	732,274	736,996
Series 2693, Class PD, 4.50%, 4/15/17	343,157	347,086
Series 3371, Class FA, 0.84%, 9/15/37, Demand Date 5/15/12 † (a)	1,828,057	1,837,822
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 2.77%, 4/25/32, Callable 5/25/12 †	1,281,627	278,007
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 2/25/24 †	473,348	478,291
Series 2012-2, Class A2, 3.50%, 4/25/42 †	840,194	863,920
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class A1, 5.00%, 1/25/19, Callable 12/25/12	144,832	147,735
Total Collateralized Mortgage Obligations (Cost $10,951,703)		10,005,896

Corporate Bonds — 57.8%
Consumer Discretionary — 6.3%
Johnson Controls, Inc., 1.75%, 3/01/14	1,050,000	1,068,117
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	650,000	764,384
Starwood Hotels & Resorts Worldwide, Inc., 6.25%, 2/15/13	850,000	885,062
Time Warner Cable, Inc., 7.50%, 4/01/14	750,000	839,651
Walt Disney Co. (The), 1.13%, 2/15/17	750,000	746,834
		4,304,048

Consumer Staples — 0.8%
Procter & Gamble Co. (The), 3.15%, 9/01/15	500,000	538,969

Energy — 7.3%
BP Capital Markets PLC, 3.88%, 3/10/15 (b)	775,000	830,633
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	1,000,000	1,051,834
SeaRiver Maritime, Inc., 1.17%, 9/01/12, Callable 6/08/12 (c)	1,181,000	1,173,516
Total Capital International SA, 1.50%, 2/17/17 (b)	750,000	750,478
TransCanada PipeLines Ltd., 0.88%, 3/02/15 (b)	650,000	651,851
Transocean, Inc., 5.05%, 12/15/16 (b)	500,000	543,505
		5,001,817

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 57.8% (continued)
Financials — 23.1%
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	1,000,000	1,047,626
American International Group, Inc., 4.25%, 9/15/14	650,000	678,987
Bank of New York Mellon Corp. (The), 1.20%, 2/20/15, Callable 1/20/15	650,000	654,290
BB&T Corp., 3.85%, 7/27/12	1,000,000	1,008,099
BB&T Corp., 2.15%, 3/22/17, Callable 2/22/17	500,000	502,823
Capital One Financial Corp., 2.15%, 3/23/15	750,000	755,387
Citigroup, Inc., 5.50%, 10/15/14	1,000,000	1,066,253
Export-Import Bank of Korea, 4.00%, 1/11/17 (b)	500,000	527,308
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	650,000	674,081
General Electric Capital Corp., 1.10%, 4/07/14, Demand Date 7/9/12 † (a)	1,100,000	1,099,873
HSBC Holdings PLC, 5.25%, 12/12/12 (b)	1,000,000	1,024,279
JPMorgan Chase & Co., 1.22%, 5/02/14, Demand Date 6/15/12 † (a)	1,000,000	1,001,775
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (d)	1,000,000	1,040,663
Morgan Stanley, 0.77%, 1/09/14, Demand Date 7/9/12 † (a)	1,000,000	951,195
Toyota Motor Credit Corp., 1.00%, 2/17/15	1,000,000	1,002,388
Unilever Capital Corp., 3.65%, 2/15/14	1,000,000	1,051,984
WCI Finance LLC / WEA Finance LLC, 5.40%, 10/01/12 (d)	750,000	763,208
Wells Fargo & Co., 1.25%, 2/13/15	1,000,000	1,002,640
		15,852,858

Health Care — 6.7%
Abbott Laboratories, 5.15%, 11/30/12	300,000	308,163
Genzyme Corp., 3.63%, 6/15/15	1,000,000	1,082,174
Merck & Co., Inc., 5.30%, 12/01/13	1,000,000	1,077,202
Novartis Capital Corp., 1.90%, 4/24/13	500,000	507,768
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	1,000,000	1,017,126
Wyeth, 5.50%, 3/15/13	600,000	626,495
		4,618,928

Industrials — 2.0%
Allied Waste North America, Inc., 6.88%, 6/01/17, Callable 6/01/12	850,000	883,878
Union Pacific Corp., 5.45%, 1/31/13	500,000	517,899
		1,401,777

Information Technology — 5.2%
Hewlett-Packard Co., 3.00%, 9/15/16	1,000,000	1,030,758
IBM International Group Capital LLC, 5.05%, 10/22/12	700,000	716,470
International Business Machines Corp., 6.50%, 10/15/13	1,000,000	1,087,537
Xerox Corp., 1.87%, 9/13/13, Demand Date 6/13/12 † (a)	750,000	755,765
		3,590,530

Materials — 3.3%
ArcelorMittal, 4.50%, 2/25/17 (b)	550,000	554,326
BHP Billiton Finance USA Ltd., 1.63%, 2/24/17 (b)	700,000	705,144
Teck Resources Ltd., 10.25%, 5/15/16, Callable 5/15/13 (b)	850,000	975,235
		2,234,705

Telecommunication Services — 1.5%
Verizon Communications, Inc., 5.25%, 4/15/13	1,000,000	1,045,014

Utilities — 1.6%
Indiana Michigan Power Co., 6.38%, 11/01/12	1,100,000	1,130,813
Total Corporate Bonds (Cost $39,346,474)		39,719,460

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Taxable Municipal Bonds — 1.0%
California — 0.5%
State of California, 5.65%, 4/01/39, Demand Date 4/1/13 † (a)	300,000	313,941

Pennsylvania — 0.5%
Pennsylvania Higher Education Assistance Agency, 1.02%, 9/01/43, Demand Date 5/23/12 † (a) (e) (f)	400,000	352,800
Total Taxable Municipal Bonds (Cost $711,209)		666,741

U.S. Government Agency Pass-Through Securities — 12.0%
Federal Home Loan Mortgage Corporation — 2.9%
4.00%, Pool #J15482, 5/01/26	948,417	1,005,826
5.50%, Pool #G01938, 9/01/35	920,985	1,008,803
		2,014,629

Federal National Mortgage Association — 5.3%
5.14%, Pool #873277, 1/01/16	470,695	518,229
5.00%, Pool #981257, 5/01/23	723,975	784,570
3.50%, Pool #AH0969, 12/01/25	549,980	581,060
3.50%, Pool #AH9377, 4/01/26	289,248	305,593
3.50%, Pool #AB3298, 7/01/26	379,249	400,680
5.50%, Pool #725598, 7/01/34	930,606	1,024,721
		3,614,853

Government National Mortgage Association — 3.8%
6.50%, Pool #781931, 5/15/35	1,557,939	1,794,725
6.00%, Pool #677226, 8/15/38	716,392	812,979
		2,607,704

Small Business Administration — 0.0% (g)
4.48%, Pool #502966, 5/25/15, Demand Date 7/1/12 † (a)	6,719	6,841
Total U.S. Government Agency Pass-Through Securities (Cost $8,171,289)		8,244,027

U.S. Treasury Obligations — 8.1%
U.S. Treasury Notes — 8.1%
0.25%, 11/30/13	2,500,000	2,500,490
1.25%, 2/15/14	2,000,000	2,035,626
0.38%, 11/15/14	1,000,000	1,001,094
Total U.S. Treasury Obligations (Cost $5,532,758)		5,537,210

	Shares
Short-Term Investments — 0.3%
Money Market Fund — 0.3%
Dreyfus Cash Management, Institutional Shares, 0.06% (h)	196,034	196,034
Total Short-Term Investments (Cost $196,034)		196,034

Total Investments (Cost $69,460,908(i)) — 100.4%		$68,921,993

Liabilities in excess of other assets — (0.4)%		(270,306)

NET ASSETS — 100.0%		$68,651,687

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	April 30, 2012 (Unaudited)

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/12.
(a)
The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the dated used to determine the average maturity for the Fund.

(b)	Foreign security incorporated outside the United States.
(c)	Each issue shows the rate of discount at the time of purchase.
(d)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,803,871, or 2.63% of net assets.

(e)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of the securities fair value is $352,800, which represents 0.5% of net assets.
(f)
Auction Rate Security (ARS) sold through a dutch auction at an interest rate that will clear the market at the lowest yield possible. Beginning in 2008, the auctions for these securities failed and there have been no successful auctions since that time.

(g)	Amount rounds to less than 0.05%.
(h)	Represents the 7 day yield at 4/30/12.
(i)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,552,625	$—	$4,552,625
Collateralized Mortgage Obligations	—	10,005,896	—	10,005,896
Corporate Bonds	—	39,719,460	—	39,719,460
Taxable Municipal Bonds	—	313,941	352,800	666,741
U.S. Government Agencies	—	8,244,027	—	8,244,027
U.S. Treasury Obligations	—	5,537,210	—	5,537,210
Short-Term Investments	196,034	—	—	196,034
Total Investments	$196,034	$68,373,159	$352,800	$68,921,993

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Balance as of October 31, 2011	$352,800
Balance as of April 30, 2012	$352,800

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 1.4%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.66%, 6/25/34, Callable 2/25/18 †	59,392	56,881
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.75%, 4/25/24, Demand Date 5/25/12 † (a)	68,108	70,368
Series 2002-44, Class FJ, 1.24%, 4/25/32, Demand Date 5/25/12 † (a)	79,650	81,537
Series 2002-49, Class KG, 5.50%, 8/25/17	138,346	149,287
Series 2002-60, Class FV, 1.24%, 4/25/32, Demand Date 5/25/12 † (a)	65,899	67,294
Series 2002-66, Class FG, 1.24%, 9/25/32, Demand Date 5/25/12 † (a)	73,187	74,694
Series 2002-69, Class FA, 1.24%, 10/25/32, Demand Date 5/25/12 † (a)	68,503	69,959
Series 2003-106, Class FA, 1.14%, 11/25/33, Demand Date 5/25/12 † (a)	41,877	42,659
Series 2007-88, Class FW, 0.79%, 9/25/37, Demand Date 5/25/12 † (a)	63,980	64,308
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 3/25/23	95,993	113,458
Freddie Mac REMICS, Series 1382, Class KA, 1.40%, 10/15/22, Demand Date 5/15/12 † (a)	67,738	67,765
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.69%, 3/25/18, Demand Date 5/25/12 † (a)	62,191	60,713
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.12%, 3/25/33, Callable 5/25/12 †	77,366	76,300
Total Collateralized Mortgage Obligations (Cost $969,652)		995,223

Commercial Mortgage-Backed Securities — 2.2%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	365,572
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.94%, 6/10/46 †	200,000	227,258
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	183,805
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	725,000	812,127
Total Commercial Mortgage-Backed Securities (Cost $1,476,367)		1,588,762

Corporate Bonds — 41.8%
Consumer Discretionary — 5.3%
Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15	640,000	694,874
Constellation Brands, Inc., 7.25%, 5/15/17	660,000	749,100
Hanesbrands, Inc., 8.00%, 12/15/16, Callable 12/15/13	450,000	497,812
Limited Brands, Inc., 6.63%, 4/01/21	650,000	703,625
Royal Caribbean Cruises, Ltd., 6.88%, 12/01/13 (b)	675,000	717,187
Yum! Brands, Inc., 6.25%, 3/15/18	450,000	541,372
		3,903,970

Consumer Staples — 1.4%
Covidien International Finance SA, 6.00%, 10/15/17 (b)	365,000	439,693
CVS Caremark Corp., 5.75%, 6/01/17	500,000	591,529
		1,031,222

Energy — 4.2%
BP Capital Markets PLC, 3.13%, 10/01/15 (b)	725,000	767,431
Chesapeake Energy Corp., 9.50%, 2/15/15	525,000	574,875
Denbury Resources, Inc., 8.25%, 2/15/20, Callable 2/15/15	500,000	560,000
Peabody Energy Corp., 7.38%, 11/01/16	625,000	695,313
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	500,000	525,917
		3,123,536

Financials — 17.5%
American Express Credit Corp., 7.30%, 8/20/13	825,000	890,828
Bank of America Corp., 7.38%, 5/15/14	725,000	786,101

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 41.8% (continued)
Financials — 17.5% (continued)
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	625,000	761,221
Berkshire Hathaway, Inc., 3.20%, 2/11/15	650,000	692,626
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	650,000	749,573
Citigroup, Inc., 4.75%, 5/19/15	500,000	525,673
First Horizon National Corp., 5.38%, 12/15/15	660,000	703,913
General Electric Capital Corp., 6.75%, 3/15/32	650,000	794,587
Goldman Sachs Group, Inc. (The), 5.75%, 10/01/16	600,000	649,463
Health Care REIT, Inc., 4.70%, 9/15/17	670,000	710,483
International Lease Finance Corp., 5.63%, 9/20/13	360,000	367,650
KeyBank NA, 4.95%, 9/15/15	650,000	699,939
Lazard Group LLC, 6.85%, 6/15/17	475,000	525,115
Morgan Stanley, 5.30%, 3/01/13	600,000	614,415
Prudential Financial, Inc., 3.00%, 5/12/16	420,000	433,595
Regions Financial Corp., 7.75%, 11/10/14	660,000	727,650
SLM Corp., 5.38%, 1/15/13	350,000	357,838
Wells Fargo & Co., 3.75%, 10/01/14	1,000,000	1,061,227
Willis North America, Inc., 6.20%, 3/28/17	420,000	473,974
Zions Bancorporation, 7.75%, 9/23/14	350,000	381,588
		12,907,459

Industrials — 2.9%
Ball Corp., 5.00%, 3/15/22	665,000	677,469
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	650,000	726,375
Sealed Air Corp., 7.88%, 6/15/17, Callable 6/15/13	660,000	714,426
		2,118,270

Materials — 2.9%
ArcelorMittal, 3.75%, 2/25/15 (b)	210,000	214,192
Dow Chemical Co. (The), 7.60%, 5/15/14	500,000	563,794
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (b) (c)	575,000	596,562
Rock-Tenn Co., 4.45%, 3/01/19 (c)	280,000	285,516
Vale Overseas, Ltd., 6.25%, 1/23/17 (b)	400,000	460,797
		2,120,861

Telecommunication Services — 5.7%
America Movil SAB de CV, 5.63%, 11/15/17 (b)	450,000	532,561
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, Callable 4/30/13	625,000	679,687
Crown Castle International Corp., 7.13%, 11/01/19, Callable 11/01/14	660,000	726,000
CSC Holdings LLC, 8.63%, 2/15/19	600,000	684,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/01/16	350,000	369,830
Time Warner Cable, Inc., 8.25%, 2/14/14	615,000	692,459
Virgin Media Secured Finance PLC, 6.50%, 1/15/18, Callable 1/15/14 (b)	500,000	547,500
		4,232,037

Utilities — 1.9%
Calpine Corp., 7.25%, 10/15/17, Callable 10/15/13 (c)	675,000	723,937
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (c)	700,000	721,000
		1,444,937
Total Corporate Bonds (Cost $29,929,567)		30,882,292

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	387,307	58,541
Series 386, Class 2, 5.00%, 11/25/37 †	327,733	45,336
Total Mortgage Derivatives - IO STRIPS (Cost $131,268)		103,877

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 28.8%
Federal Home Loan Mortgage Corporation — 10.0%
6.00%, Pool #J01657, 4/01/21	76,742	83,609
5.00%, Pool #G13255, 7/01/23	1,201,623	1,295,199
4.50%, Pool #E02698, 6/01/25	1,102,961	1,179,525
2.41%, Pool #846367, 4/01/29, Demand Date 10/1/12 † (a)	8,217	8,738
6.50%, Pool #C00742, 4/01/29	334,007	384,017
7.50%, Pool #G01548, 7/01/32	69,952	85,597
6.00%, Pool #G04457, 5/01/38	301,017	337,527
5.00%, Pool #A89640, 11/01/39	1,200,482	1,299,030
5.50%, Pool #G05903, 3/01/40	818,912	900,963
4.50%, Pool #C03517, 9/01/40	1,706,695	1,823,064
		7,397,269

Federal National Mortgage Association — 15.6%
4.73%, Pool #385682, 12/01/12	411,253	412,622
4.50%, Pool #AC8540, 12/01/24	687,441	738,842
4.00%, Pool #AE0375, 7/01/25	1,101,904	1,172,931
3.00%, Pool #AJ9355, 1/01/27	1,864,484	1,949,862
4.50%, Pool #MA0776, 6/01/31	860,592	922,229
2.22%, Pool #708318, 6/01/33, Demand Date 6/1/12 † (a)	57,727	59,348
2.59%, Pool #759385, 1/01/34, Demand Date 12/1/12 † (a)	98,394	104,928
2.30%, Pool #776486, 3/01/34, Demand Date 8/1/12 † (a)	93,415	99,108
2.98%, Pool #791523, 7/01/34, Demand Date 7/1/12 † (a)	99,089	105,182
2.13%, Pool #810896, 1/01/35, Demand Date 7/1/12 † (a)	551,897	581,942
5.00%, Pool #735580, 6/01/35	1,076,198	1,170,597
5.50%, Pool #AD0110, 4/01/36	536,447	592,962
7.00%, Pool #979909, 5/01/38	81,613	94,597
4.50%, Pool #995515, 3/01/39	693,456	743,122
6.00%, Pool #AD4941, 6/01/40	289,933	320,795
4.00%, Pool #AB1845, 11/01/40	1,021,806	1,082,176
4.00%, Pool #AE0949, 2/01/41	1,315,347	1,393,060
		11,544,303

Government National Mortgage Association — 3.2%
6.50%, Pool #455165, 7/15/28	268,322	314,057
6.25%, Pool #724720, 4/20/40	73,014	83,604
4.00%, Pool #4853, 11/20/40	1,796,247	1,949,805
		2,347,466
Total U.S. Government Agency Pass-Through Securities (Cost $20,697,449)		21,289,038

U.S. Government Agency Securities — 1.6%
Federal National Mortgage Association — 1.6%
5.00%, 2/13/17	1,000,000	1,186,237
Total U.S. Government Agency Securities (Cost $1,153,064)		1,186,237

U.S. Treasury Obligations — 21.8%
U.S. Treasury Bonds — 6.7%
5.38%, 2/15/31	300,000	419,016
3.88%, 8/15/40	3,885,000	4,487,781
		4,906,797

U.S. Treasury Notes — 15.1%
1.25%, 10/31/15	1,000,000	1,026,016
4.25%, 11/15/17	1,750,000	2,060,625

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 21.8% (continued)
U.S. Treasury Notes — 15.1% (continued)
2.75%, 2/15/19	1,875,000	2,059,717
2.63%, 11/15/20	3,550,000	3,825,679
2.13%, 8/15/21	2,150,000	2,205,429
		11,177,466
Total U.S. Treasury Obligations (Cost $15,021,978)		16,084,263

	Shares
Short-Term Investments — 1.5%
Money Market Fund — 1.5%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	1,131,464	1,131,464
Total Short-Term Investments (Cost $1,131,464)		1,131,464

Total Investments (Cost $70,510,809(e)) — 99.2%		$73,261,156

Other assets in excess of liabilities — 0.8%		579,308

NET ASSETS — 100.0%		$73,840,464

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/12.
(a)
The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated maturity date, is the date used to determine the average maturity for the Fund.

(b)	Foreign security incorporated outside the United States.
(c)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $2,327,015, or 3.15% of net assets.

(d)	Represents the 7 day yield at 4/30/12.
(e)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trusts
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$995,223	$—	$995,223
Commercial Mortgage-Backed Securities	—	1,588,762	—	1,588,762
Corporate Bonds	703,625	30,178,667	—	30,882,292
Mortgage Derivatives - IO STRIPS	—	103,877	—	103,877
U.S. Government Agencies	—	22,475,275	—	22,475,275
U.S. Treasury Obligations	—	16,084,263	—	16,084,263
Short-Term Investments	1,131,464	—	—	1,131,464
Total Investments	$1,835,089	$71,426,067	$—	$73,261,156

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 96.6%
U.S. Treasury Inflation-Indexed Bonds — 46.3%
2.00%, 1/15/26	16,591,913	20,960,248
2.38%, 1/15/27	6,501,600	8,609,542
3.63%, 4/15/28	16,874,486	25,678,226
2.50%, 1/15/29	20,667,929	28,213,335
2.13%, 2/15/40	422,317	579,037
2.13%, 2/15/41	21,730,742	29,930,707
		113,971,095

U.S. Treasury Inflation-Indexed Notes — 50.3%
2.00%, 7/15/14	37,508,367	40,664,358
0.50%, 4/15/15	2,195,294	2,324,268
1.88%, 7/15/15	46,693,773	52,023,447
0.13%, 4/15/16	64,505,313	68,415,948
2.38%, 1/15/17	8,578,500	10,110,569
1.88%, 7/15/19	10,309,090	12,430,505
1.13%, 1/15/21	37,741,837	43,320,571
0.13%, 1/15/22	2,755,673	2,884,415
		232,174,080
Total U.S. Treasury Inflation-Indexed Securities (Cost $337,432,087)		346,145,175

	Shares
Short-Term Investments — 2.3%
Money Market Fund — 2.3%
Dreyfus Cash Management, Institutional Shares, 0.06% (a)	8,369,751	8,369,751
Total Short-Term Investments (Cost $8,369,751)		8,369,751

Total Investments (Cost $345,801,838(b)) — 98.9%		$354,514,926

Other assets in excess of liabilities — 1.1%		3,790,773

NET ASSETS — 100.0%		$358,305,699

(a)	Represents the 7 day yield at 4/30/12.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(c)	Amount rounds to less than 0.05%

Number of Contracts	Futures Contract	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
Futures Contracts — 0.0% (c)
Futures Contracts Purchased — 0.0% (c)
237	June 2012 10-Year U.S. Treasury Note	31,350,656	441,469
6	June 2012 30-Year U.S. Treasury Bond	857,250	1,875
			443,344

Futures Contracts Sold— (0.0)% (c)
(223)	June 2012 5-Year U.S. Treasury Note	(27,606,703)	(251,423)
(88)	June 2012 Ultra Long Term U.S. Treasury Bond	(13,887,500)	(19,656)
			(271,079)
			172,265

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2012 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$8,369,751	$—	$—	$8,369,751
U.S. Treasury Inflation-Indexed Securities	—	346,145,175	—	346,145,175
Total Investments	$8,369,751	$346,145,175	$—	$354,514,926

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$443,344	$—	$—	$443,344
Futures Contracts Sold	(271,079)	—	—	(271,079)
Total Other Financial Instruments	$172,265	$—	$—	$172,265

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/depreciation.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Active Interest Rate Management Fund	April 30, 2012 (Unaudited)

Security Description	Shares/ Principal ($)	Value ($)
Short-Term Investments — 97.9%
U.S. Treasury Bill — 95.7%
United States Treasury Bill, 0.05%, 5/03/12 (a)	12,900,000	12,899,964

Money Market Fund — 2.2%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	300,212	300,212
Total Short-Term Investments (Cost $13,200,176)		13,200,176

Total Investments (Cost $13,200,176(c)) — 97.9%		$13,200,176

Other assets in excess of liabilities — 2.1%		287,489

NET ASSETS — 100.0%		$13,487,665

(a) Each issue shows the rate of discount at the time of purchase.
(b) Represents the 7 day yield at 4/30/12.
(c) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$300,212	$12,899,964	$—	$13,200,176
Total Investments	$300,212	$12,899,964	$—	$13,200,176

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 66.6%
Consumer Discretionary — 15.4%
Comcast Corp., Class A	880	26,690
Ford Motor Co.	1,420	16,018
G-III Apparel Group, Ltd. (a)	1,150	30,877
General Motors Co. (a)	580	13,340
Macy's, Inc.	480	19,690
NIKE, Inc., Class B	90	10,068
PVH Corp.	460	40,848
Sally Beauty Holdings, Inc. (a)	450	11,970
		169,501

Consumer Staples — 1.2%
Coca-Cola Co. (The)	70	5,343
Walgreen Co.	220	7,713
		13,056

Energy — 8.6%
BP PLC - ADR (b)	320	13,891
Chevron Corp.	170	18,115
Devon Energy Corp.	170	11,875
El Paso Corp.	1,150	34,120
Royal Dutch Shell PLC, Class A - ADR (b)	230	16,454
		94,455

Financials — 10.6%
Annaly Capital Management, Inc. - REIT	1,400	22,848
CreXus Investment Corp.	2,910	30,526
JPMorgan Chase & Co.	380	16,332
Morgan Stanley	910	15,725
NYSE Euronext	400	10,300
PNC Financial Services Group, Inc.	90	5,969
U.S. Bancorp	460	14,798
		116,498

Health Care — 7.3%
Abbott Laboratories	580	35,995
Johnson & Johnson	360	23,433
Merck & Co., Inc.	300	11,772
Pfizer, Inc.	380	8,713
		79,913

Industrials — 4.5%
Curtiss-Wright Corp.	350	12,351
Gardner Denver, Inc.	110	7,165
General Dynamics Corp.	160	10,800
General Electric Co.	460	9,007
Thomas & Betts Corp. (a)	150	10,787
		50,110

Information Technology — 15.8%
Apple, Inc. (a)	100	58,424
Cognizant Technology Solutions Corp., Class A (a)	200	14,664
eBay, Inc. (a)	130	5,337
Fairchild Semiconductor International, Inc. (a)	360	5,101
Google, Inc., Class A (a)	27	16,341

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 66.6% (continued)
Information Technology — 15.8% (continued)
GT Advanced Technologies, Inc. (a)	2,680	17,447
Hewlett-Packard Co.	350	8,666
Marvell Technology Group, Ltd. (a) (b)	1,150	17,261
Microsoft Corp.	650	20,813
Yahoo!, Inc. (a)	590	9,169
		173,223

Materials — 1.2%
Agnico-Eagle Mines, Ltd. (b)	330	13,174

Telecommunication Services — 1.7%
VimpelCom, Ltd. - ADR (b)	160	1,630
Vodafone Group PLC - ADR (b)	600	16,698
		18,328

Utilities — 0.3%
CenterPoint Energy, Inc.	180	3,638
Total Common Stocks (Cost $642,016)		731,896

Equity Options — 0.1%
Put Options — 0.1%
POWERSHARES NASDAQ 100 05/19/12 Exercise Price $65.00 (a)	6	270
POWERSHARES NASDAQ 100 05/19/12 Exercise Price $66.00 (a)	4	288
SPDR S&P 500 ETF Trust 05/19/12 Exercise Price $137.00 (a)	6	564
Total Equity Options (Cost $2,498)		1,122

Investment Companies — 4.5%
Investment Companies — 4.5%
iShares MSCI Brazil Index Fund	60	3,616
Market Vectors Brazil Small-Cap ETF	200	8,410
Market Vectors Russia ETF	290	8,686
SPDR Gold Trust (a)	150	24,282
Templeton Russia and East European Fund, Inc. (a)	260	4,144
Total Investment Companies (Cost $48,851)		49,138

Short-Term Investments — 30.6%
Money Market Funds — 30.6%
Dreyfus Government Cash Management, Institutional Shares, 0.00% (c)	300,899	300,899
Dreyfus Government Cash Management, Investor Shares, 0.00% (c)	35,406	35,406
Total Short-Term Investments (Cost $336,305)		336,305

Total Investments (Cost $1,029,670(d)) — 101.8%		$1,118,461

Segregated Cash With Brokers — 15.0%		164,708

Total Securities Sold Short (Proceeds $157,448) — (15.0)%		(164,930)

Liabilities in excess of other assets — (1.8)%		(19,543)

NET ASSETS — 100.0%		$1,098,696

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
SECURITIES SOLD SHORT: Common Stocks — (0.8)%
Consumer Discretionary — (0.2)%
Warnaco Group, Inc. (The) (a)	(50)	(2,648)

Consumer Staples — (0.4)%
Colgate-Palmolive Co.	(40)	(3,957)

Health Care — (0.2)%
Express Scripts Holdings Co.. (a)	(30)	(1,674)
Total Common Stocks (Proceeds $(8,225))		(8,279)

Equity Options — 0.0%(e)
Put Options — 0.0%(e)
POWERSHARES NASDAQ 100 05/19/12 Exercise Price $63.00 (a)	(4)	(72)
SPDR S&P 500 ETF Trust 05/19/12 Exercise Price $131.00 (a)	(6)	(150)
Total Equity Options (Proceeds $(902))		(222)

Investment Companies — (14.2)%
iShares Russell 2000 Index Fund	(250)	(20,357)
iShares S&P 500 Index Fund	(970)	(136,072)
Total Investment Companies (Proceeds $(148,321))		(156,429)

Total Securities Sold Short (Proceeds $(157,448)) — (15.0)%		$(164,930)

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/12 which was less than 0.005%.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(e)	Amount rounds to less than 0.05%.

Summary of Abbreviations
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Long Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$731,896	$—	$—	$731,896
Equity Options	1,122	—	—	1,122
Investment Companies	49,138	—	—	49,138
Short-Term Investments	336,305	—	—	336,305
Total Investments	$1,118,461	$—	$—	$1,118,461

Short Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$(8,279)	$—	$—	$(8,279)
Equity Options	(222)	—	—	(222)
Investment Companies	(156,429)	—	—	(156,429)
Total Investments	$(164,930)	$—	$—	$(164,930)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Absolute Return Bull Bear Bond Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 32.6%
ProShares UltraShort 20+ Year Treasury (a)	481,700	8,916,267
Total Investment Companies (Cost $9,093,009)		8,916,267

	Principal ($)
Short-Term Investments — 70.2%
U.S. Treasury Bill — 69.0%
United States Treasury Bill, 0.05%, 5/03/12 (b)	18,900,000	18,899,948

Money Market Fund — 1.2%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	324,039	324,039
Total Short-Term Investments (Cost $19,223,987)		19,223,987

Total Investments (Cost $28,316,996(d)) — 102.8%		$28,140,254

Liabilities in excess of other assets — (2.8)%		(770,225)

NET ASSETS — 100.0%		$27,370,029

(a)	Non-income producing security.
(b)	Each issue shows the rate of discount at purchase.
(c)	Represents the 7 day yield at 4/30/12.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$8,916,267	$—	$—	$8,916,267
Short-Term Investments	324,039	18,899,948	—	19,223,987
Total Investments	$9,240,306	$18,899,948	$—	$28,140,254

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	Stock Fund	International Alpha Strategies Fund	Small Cap Growth Fund	Large Cap Growth Fund
Assets
Investments, at cost	$123,105,281	$53,051,893	$4,864,013	$6,381,157
Investments, at value	$148,448,666	$54,268,574	$4,987,265	$6,698,387
Cash	13,247,152	—	—	—
Foreign currency, at value (cost at $0, $6,122, $0 and $0, respectively)	—	6,122	—	—
Interest and dividends receivable	202,841	245,731	2,058	2,970
Receivable for capital shares issued	334,729	15,884	—	—
Receivable for investments sold	6,561,540	—	—	101,149
Reclaims receivable	—	106,653	—	—
Receivable from Investment Adviser	—	—	2,053	2,022
Prepaid expenses	21,158	6,246	—	—
Total assets	$168,816,086	$54,649,210	$4,991,376	$6,804,528

Liabilities
Payable for investments purchased	$3,064,876	$—	$50,559	$264,140
Payable for capital shares redeemed	97,728	10,414	—	14,841
Accrued expenses and other payables:
Investment advisory	71,137	22,779	—	—
Administration	26,936	15,316	515	657
Distribution and Service	48,196	31	12	30
Fund Accounting	2,064	—	748	892
Trustees	4,651	2,333	28	67
Other	29,040	37,871	14,030	18,033
Total liabilities	3,344,628	88,744	65,892	298,660
Net Assets	$165,471,458	$54,560,466	$4,925,484	$6,505,868

Composition of Net Assets
Capital	$128,552,322	$55,164,041	$4,959,779	$6,584,796
Accumulated (distributions in excess of) net investment income	219,518	705,737	(11,483)	1,893
Accumulated net realized gains (losses) from investment transactions	11,356,233	(2,542,604)	(146,064)	(398,051)
Net unrealized appreciation	25,343,385	1,233,292	123,252	317,230
Net Assets	$165,471,458	$54,560,466	$4,925,484	$6,505,868

Net Assets By Share Class
Institutional Class Shares	$128,307,307	$54,495,212	$4,899,854	$6,434,006
Class A Shares	24,705,342	65,254	25,630	71,862
Class C Shares	12,458,809	—	—	—
Net Assets	$165,471,458	$54,560,466	$4,925,484	$6,505,868

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	8,757,969	5,045,865	495,491	650,492
Class A Shares	1,698,074	6,084	2,607	7,307
Class C Shares	841,047	—	—	—

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$14.65	$10.80	$9.89	$9.89
Class A Shares	$14.55	$10.72	$9.83	$9.83
Class C Shares*	$14.81	$—	$—	$—

Maximum Sales Charge
Class A Shares	5.75%	5.75%	5.75%	5.75%
Class C Shares*	1.00%	N/A	N/A	N/A

Maximum Offering Price per share (Net Asset Value/(100% minus maximum sales charge of net asset value), adjusted to the nearest cent)
Class A Shares	$15.44	$11.37	$10.43	$10.43

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities – (continued)
April 30, 2012 (Unaudited)

	Kansas Tax-Exempt Bond Fund	Strategic Income Fund	Core Plus Fund	U.S. Inflation-Indexed Fund
Assets
Investments, at cost	$286,198,943	$69,460,908	$70,510,809	$345,801,838
Investments, at value	$303,186,436	$68,921,993	$73,261,156	$354,514,926
Collateral held at broker	—	—	—	530,000
Interest and dividends receivable	3,311,525	378,714	676,176	1,144,903
Receivable for capital shares issued	17,379	21,147	36,240	2,310,876
Variation margin (See Note 8)	—	—	—	9,844
Prepaid expenses	22,536	12,128	2,760	53,906
Total assets	$306,537,876	$69,333,982	$73,976,332	$358,564,455

Liabilities
Distributions payable	$782,160	$39,230	$83,343	$10,868
Payable for investments purchased	470,000	581,257	—	—
Payable for capital shares redeemed	9,406	9,527	11,892	153,730
Accrued expenses and other payables:
Investment advisory	60,616	2,520	9,448	23,348
Administration	48,619	15,444	10,856	39,140
Distribution and Service	3,686	—	384	22,081
Fund Accounting	—	1,733	2,574	2,847
Trustees	9,113	4,105	2,251	6,742
Other	31,605	28,479	15,120	—
Total liabilities	1,415,205	682,295	135,868	258,756
Net Assets	$305,122,671	$68,651,687	$73,840,464	$358,305,699

Composition of Net Assets
Capital	$289,093,333	$79,556,165	$71,429,515	$340,308,279
Accumulated (distributions in excess of) net investment income	74,637	91,724	(156,608)	(6,283)
Accumulated net realized gains (losses) from investment transactions	(1,032,792)	(10,457,287)	(182,790)	9,119,469
Net unrealized appreciation/depreciation	16,987,493	(538,915)	2,750,347	8,884,234
Net Assets	$305,122,671	$68,651,687	$73,840,464	$358,305,699

Net Assets By Share Class
Institutional Class Shares	$293,276,523	$68,639,275	$72,455,573	$333,591,531
Class A Shares	9,796,644	12,412	1,384,891	19,249,146
Class C Shares	2,049,504	—	—	5,465,022
Net Assets	$305,122,671	$68,651,687	$73,840,464	$358,305,699

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	26,168,311	6,746,715	6,498,983	29,150,456
Class A Shares	873,988	1,222	123,338	1,674,659
Class C Shares	182,867	—	—	480,314

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$11.21	$10.17	$11.15	$11.44
Class A Shares	$11.21	$10.16	$11.23	$11.49
Class C Shares*	$11.21	$—	$—	$11.38

Maximum Sales Charge
Class A Shares	4.25%	2.25%	4.25%	4.25%
Class C Shares*	1.00%	N/A	N/A	1.00%

Maximum Offering Price per share (Net Asset Value/(100% minus maximum sales charge of net asset value), adjusted to the nearest cent)
Class A Shares	$11.71	$10.39	$11.73	$12.00
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities – (continued)
April 30, 2012 (Unaudited)

Active Interest Rate Management Fund		Fusion Fund	Absolute Return Bull Bear Bond Fund
Assets
Investments, at cost	$13,200,176	$1,027,172	$28,316,996
Investments, at value	$13,200,176	$1,117,339	$28,140,254
Options, at value (cost at $2,498)	—	1,122	—
Collateral held at broker	—	164,708	—
Interest and dividends receivable	19	339	30
Receivable for capital shares issued	353,600	—	32,203
Receivable from Investment Adviser	2,125	—	3,167
Prepaid expenses	10,689	4,686	661
Total assets	$13,566,609	$1,288,194	$28,176,315

Liabilities
Securities sold short at value (proceeds of $156,546)	$—	$164,708	$—
Options written, at value (cost at $902)	—	222	—
Payable for capital shares redeemed	76,496	—	735,555
Accrued expenses and other payables:
Investment advisory	—	648	—
Administration	1,044	352	2,764
Distribution and Service	200	14	1,376
Fund Accounting	1,023	1,255	820
Trustees	181	526	1,940
Other	—	21,773	63,831
Total liabilities	78,944	189,498	806,286
Net Assets	$13,487,665	$1,098,696	$27,370,029

Composition of Net Assets
Capital	$13,465,457	$1,549,292	$32,715,628
Distributions in excess of net investment income	(21,507)	(4,368)	(134,081)
Accumulated net realized gains (losses) from investment transactions	43,715	(527,536)	(5,034,776)
Net unrealized appreciation/depreciation	—	81,308	(176,742)
Net Assets	$13,487,665	$1,098,696	$27,370,029

Net Assets By Share Class
Institutional Class Shares	$12,828,072	$1,070,437	$16,783,582
Class A Shares	636,003	28,259	10,586,447
Class C Shares	23,590	—	—
Net Assets	$13,487,665	$1,098,696	$27,370,029

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	1,247,358	51,448	1,754,614
Class A Shares	61,915	1,365	1,112,919
Class C Shares	2,298	—	—

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.28	$20.81	$9.57
Class A Shares	$10.27	$20.71	$9.51
Class C Shares*	$10.27	$—	$—

Maximum Sales Charge
Class A Shares	2.25%	5.75%	4.25%
Class C Shares*	1.00%	N/A	N/A

Maximum Offering Price per share (Net Asset Value/(100% minus maximum sales charge of net asset value), adjusted to the nearest cent)
Class A Shares	$10.51	$21.97	$9.93

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

American Independence Funds
Statements of Operations
For the Six Months Ended April 30, 2012 (Unaudited)

	Stock Fund	International Alpha Strategies Fund	Small Cap Growth Fund	Large Cap Growth Fund
Investment Income:
Dividend	$1,541,129	$1,065,100	$12,962	$33,286
Foreign tax withholding	(8,273)	(98,584)	(346)	(289)
Total Investment Income	1,532,856	966,516	12,616	32,997

Expenses:
Investment advisory	796,075	205,864	21,853	30,739
Administration	99,510	31,769	2,732	3,842
Distribution - Class A Shares	28,001	105	31	52
Distribution - Class C Shares	44,694	—	—	—
Shareholder Servicing - Class A Shares	28,001	105	31	52
Shareholder Servicing - Class C Shares	14,898	—	—	—
Accounting	19,297	19,898	11,637	11,578
Audit expenses	11,049	12,514	10,120	10,132
Compliance services	6,476	3,314	1,923	1,975
Custodian	14,919	23,563	451	645
Insurance	4,110	1,612	77	132
Legal expenses	8,277	2,618	155	328
Shareholder Reporting	13,580	4,122	237	463
State registration expenses	17,168	11,692	4,846	4,938
Transfer Agent	133,704	6,215	3,485	8,277
Trustees	8,632	2,681	161	251
Other	2,635	1,736	1,214	1,182
Total expenses before fee reductions	1,251,026	327,808	58,953	74,586
Expenses reduced by: Adviser	(211,986)	(86,153)	(34,854)	(43,740)
Distributor	(20,512)	—	—	—
Net Expenses	1,018,528	241,655	24,099	30,846

Net Investment Income (Loss)	514,328	724,861	(11,483)	2,151

Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
Net realized gains (losses) from investment transactions	13,145,228	(872,162)	(31,728)	(240,435)
Net realized gains (losses) from options transactions	(1,185,902)	—	—	—
Net realized gains (losses) from foreign currency transactions	—	(26,181)	—	—
Net change in unrealized appreciation/depreciation from investments	2,313,710	1,524,328	523,008	602,140
Net change in unrealized appreciation/depreciation from foreign currency translation	—	(9,396)	—	—
Net realized and unrealized gains	14,273,036	616,589	491,280	361,705

Net Increase in Net Assets Resulting from Operations	$14,787,364	$1,341,450	$479,797	$363,856

See Notes to Financial Statements

American Independence Funds
Statements of Operations – (continued)
For the Six Months Ended April 30, 2012 (Unaudited)

	Kansas Tax-Exempt Bond Fund	Strategic Income Fund	Core Plus Fund	U.S. Inflation-Indexed Fund
Investment Income:
Dividend	$6,852	$414	$66	$5,061
Interest	5,598,926	503,906	1,115,931	1,179,180
Total Investment Income	5,605,778	504,320	1,115,997	1,184,241

Expenses:
Investment advisory	442,845	153,271	142,939	631,131
Administration	184,519	47,897	44,669	197,228
Distribution - Class A Shares	11,768	102	889	22,289
Distribution - Class C Shares	6,480	—	—	18,980
Shareholder Servicing - Class A Shares	11,768	102	889	22,289
Shareholder Servicing - Class C Shares	2,160	—	—	6,326
Accounting	47,234	21,244	25,854	23,718
Audit expenses	12,343	11,946	11,738	12,197
Compliance services	10,475	4,742	3,995	9,915
Custodian	27,543	6,670	7,020	11,510
Insurance	8,827	3,395	2,094	7,019
Legal expenses	15,406	5,124	3,840	14,653
Shareholder Reporting	5,466	3,453	3,141	3,955
State registration expenses	12,081	10,824	7,878	16,954
Transfer Agent	5,402	1,300	1,622	18,952
Trustees	16,088	5,374	4,010	15,129
Other	3,239	1,323	1,122	3,068
Total expenses before fee reductions	823,644	276,767	261,700	1,035,313
Expenses reduced by: Adviser	(82,915)	(104,135)	(99,114)	(460,524)
Distributor	(5,178)	(102)	(534)	(4,458)
Net Expenses	735,551	172,530	162,052	570,331

Net Investment Income	4,870,227	331,790	953,945	613,910

Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
Net realized gains from investment transactions	51,431	87,735	183,141	9,210,048
Net realized gains (losses) from futures contracts	—	(31,288)	—	588,502
Net change in unrealized appreciation/depreciation from investments	6,813,167	307,763	924,263	1,110,937
Net change in unrealized appreciation/depreciation from futures contracts	—	14,007	—	40,791
Net realized and unrealized gains	6,864,598	378,217	1,107,404	10,950,278

Net Increase in Net Assets Resulting from Operations	$11,734,825	$710,007	$2,061,349	$11,564,188

See Notes to Financial Statements

American Independence Funds
Statements of Operations – (continued)
For the Six Months Ended April 30, 2012 (Unaudited)

	Active Interest Rate Management Fund	Fusion Fund	Absolute Return Bull Bear Bond Fund
Investment Income:
Dividend	$80	$15,363	$187
Interest	15,408	—	51,347
Foreign tax withholding	—	(150)	—
Total Investment Income	15,488	15,213	51,534

Expenses:
Investment advisory	24,124	12,765	82,875
Administration	7,539	1,140	20,719
Distribution - Class A Shares	539	6	15,835
Distribution - Class C Shares	5	—	—
Shareholder Servicing - Class A Shares	539	6	15,835
Shareholder Servicing - Class C Shares	1	—	—
Accounting	10,907	14,915	12,075
Audit expenses	8,639	9,633	8,653
Compliance services	2,160	2,029	3,044
Custodian	216	8,370	5,125
Insurance	1,192	182	148
Legal expenses	614	325	2,142
Shareholder Reporting	72	678	8,863
State registration expenses	4,853	3,330	11,948
Transfer Agent	4,887	3,257	113,195
Trustees	616	327	2,204
Other	590	1,260	862
Total expenses before fee reductions	67,493	58,223	303,523
Expenses increased by: Dividend expense on securities sold short	—	1,303	—
Interest expense on securities sold short	—	942	—
Expenses reduced by: Adviser	(30,223)	(40,887)	(110,074)
Distributor	(324)	—	(11,078)
Net Expenses	36,946	19,581	182,371

Net Investment Loss	(21,458)	(4,368)	(130,837)

Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
Net realized gains (losses) from investment transactions	44,077	(89,445)	37,721
Net realized gain (loss) from securities sold short transactions	—	(62,208)	—
Net realized gains from options transactions	—	4,106	—
Net change in unrealized appreciation/depreciation from investments	87,439	71,420	(297,378)
Net change in unrealized appreciation/depreciation from securities sold short	—	51,229	—
Net change in unrealized appreciation/depreciation from options contracts	—	(3,263)	—
Net realized and unrealized gains (losses)	131,516	(28,161)	(259,657)

Net Increase (Decrease) in Net Assets Resulting from Operations	$110,058	$(32,529)	$(390,494)

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets

	Stock Fund		International Alpha Strategies Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Investment Operations:
Net investment income (loss)	$514,328	$543,629	$724,861	$1,303,616
Net realized gains (losses)	11,959,326	3,520,691	(898,343)	6,749,585
Net change in unrealized appreciation/depreciation	2,313,710	(1,944,202)	1,514,932	(9,094,496)
Net increase (decrease) in net assets resulting from operations	14,787,364	2,120,118	1,341,450	(1,041,295)

Distributions:
From net investment income:
Institutional Class Shares	(574,839)	(380,503)	(714,400)	(124,592)
Class A Shares	(34,205)	(15,599)	(1,490)	—
Class C Shares	—	(1,516)	—	—
From net realized gains:
Institutional Class Shares	(1,589,606)	(6,633,605)	—	—
Class A Shares	(280,971)	(580,563)	—	—
Class C Shares	(147,021)	(245,986)	—	—
Decrease in net assets from distributions	(2,626,642)	(7,857,772)	(715,890)	(124,592)

Net increase (decrease) in net assets from capital transactions	(2,309,253)	44,965,740	3,633,250	(40,729,903)
Total increase (decrease) in net assets	9,851,469	39,228,086	4,258,810	(41,895,790)

Net Assets:
Beginning of period	155,619,989	116,391,903	50,301,656	92,197,446
End of period	$165,471,458	$155,619,989	$54,560,466	$50,301,656
Accumulated (distributions in excess of) net investment income	219,518	314,234	705,737	696,766

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$11,611,251	$48,212,096	$6,212,888	$13,475,492
Dividends reinvested	1,755,894	4,575,368	278,103	73,908
Cost of shares redeemed	(17,343,192)	(31,557,237)	(2,783,888)	(54,298,777)
Institutional Class Shares capital transactions	(3,976,047)	21,230,227	3,707,103	(40,749,377)

Class A Shares
Proceeds from shares issued	4,723,271	21,174,597	19,219	36,818
Dividends reinvested	290,559	506,538	1,490	—
Cost of shares redeemed	(3,431,319)	(7,346,554)	(94,562)	(17,344)
Class A Shares capital transactions	1,582,511	14,334,581	(73,853)	19,474

Class C Shares
Proceeds from shares issued	954,637	9,690,411	—	—
Dividends reinvested	144,283	244,404	—	—
Cost of shares redeemed	(1,014,637)	(533,883)	—	—
Class C Shares capital transactions	84,283	9,400,932	—	—

Net increase (decrease) in net assets from capital transactions	$(2,309,253)	$44,965,740	$3,633,250	$(40,729,903)

Share Transactions:
Institutional Class Shares
Issued	827,243	3,487,030	594,808	1,212,724
Reinvested	135,202	327,267	28,063	6,449
Redeemed	(1,240,952)	(2,262,986)	(264,251)	(4,758,409)
Change in Institutional Class Shares	(278,507)	1,551,311	358,620	(3,539,236)

Class A Shares
Issued	331,565	1,524,626	1,848	3,290
Reinvested	22,574	36,518	151	—
Redeemed	(247,220)	(537,116)	(9,444)	(1,549)
Change in Class A Shares	106,919	1,024,028	(7,445)	1,741

Class C Shares
Issued	67,225	674,624	—	—
Reinvested	11,014	17,199	—	—
Redeemed	(71,313)	(38,386)	—	—
Change in Class C Shares	6,926	653,437	—	—

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Small Cap Growth Fund		Large Cap Growth Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period Ended October 31, 2011*	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period Ended October 31, 2011*
Investment Operations:
Net investment income (loss)	$(11,483)	$(19,868)	$2,151	$(3,536)
Net realized gains (losses)	(31,728)	(114,291)	(240,435)	(157,616)
Net change in unrealized appreciation/depreciation	523,008	(399,756)	602,140	(284,910)
Net increase (decrease) in net assets resulting from operations	479,797	(533,915)	363,856	(446,062)

Distributions:
From net investment income:
Institutional Class Shares	—	(1,398)	(258)	(936)
Decrease in net assets from distributions	—	(1,398)	(258)	(936)

Net increase (decrease) in net assets from capital transactions	1,576,700	3,404,300	1,514,082	5,075,186
Total increase (decrease) in net assets	2,056,497	2,868,987	1,877,680	4,628,188

Net Assets:
Beginning of period	2,868,987	—	4,628,188	—
End of period	$4,925,484	$2,868,987	$6,505,868	$4,628,188
Accumulated (distributions in excess of) net investment income	(11,483)	—	1,893	—

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$2,023,895	$4,271,301	$2,169,716	$6,490,829
Dividends reinvested	—	1,398	257	936
Cost of shares redeemed	(452,106)	(884,399)	(708,506)	(1,432,071)
Institutional Class Shares capital transactions	1,571,789	3,388,300	1,461,467	5,059,694

Class A Shares
Proceeds from shares issued	14,871	16,000	75,628	15,492
Cost of shares redeemed	(9,960)	—	(23,013)	—
Class A Shares capital transactions	4,911	16,000	52,615	15,492

Net increase in net assets from capital transactions	$1,576,700	$3,404,300	$1,514,082	$5,075,186

Share Transactions:
Institutional Class Shares
Issued	217,424	416,787	230,076	635,012
Reinvested	—	137	29	92
Redeemed	(50,735)	(88,122)	(76,542)	(138,175)
Change in Institutional Class Shares	166,689	328,802	153,563	496,929

Class A Shares
Issued	1,538	2,073	7,767	1,845
Redeemed	(1,004)	—	(2,305)	—
Change in Class A Shares	534	2,073	5,462	1,845

*	For the period from December 9, 2010, commencement of operations, through October 31, 2011.

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Kansas Tax-Exempt Bond Fund		Strategic Income Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Investment Operations:
Net investment income (loss)	$4,870,227	$9,707,575	$331,790	$934,025
Net realized gains (losses)	51,431	(303,059)	56,447	674,625
Net change in unrealized appreciation/depreciation	6,813,167	(191,706)	321,770	(1,107,583)
Net increase in net assets resulting from operations	11,734,825	9,212,810	710,007	501,067

Distributions:
From net investment income:
Institutional Class Shares	(4,712,483)	(9,405,688)	(413,602)	(1,067,996)
Class A Shares	(137,834)	(270,674)	(323)	(194)
Class C Shares	(19,910)	(31,213)	—	—
Decrease in net assets from distributions	(4,870,227)	(9,707,575)	(413,925)	(1,068,190)

Net increase (decrease) in net assets from capital transactions	12,834,861	2,466,586	(27,155,066)	(26,791,163)
Total increase (decrease) in net assets	19,699,459	1,971,821	(26,858,984)	(27,358,286)

Net Assets:
Beginning of period	285,423,212	283,451,391	95,510,671	122,868,957
End of period	$305,122,671	$285,423,212	$68,651,687	$95,510,671
Accumulated (distributions in excess of) net investment income	74,637	74,637	91,724	173,859

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$33,212,242	$33,791,238	$7,293,538	$16,028,729
Dividends reinvested	190,033	732,240	226,501	715,242
Cost of shares redeemed	(21,335,267)	(35,944,750)	(34,675,308)	(43,522,483)
Institutional Class Shares capital transactions	12,067,008	(1,421,272)	(27,155,269)	(26,778,512)

Class A Shares
Proceeds from shares issued	450,996	4,878,058	100,450	43,319
Dividends reinvested	118,134	229,887	259	183
Cost of shares redeemed	(236,386)	(1,757,498)	(100,506)	(56,153)
Class A Shares capital transactions	332,744	3,350,447	203	(12,651)

Class C Shares
Proceeds from shares issued	454,269	743,685	—	—
Dividends reinvested	10,494	13,052	—	—
Cost of shares redeemed	(29,654)	(219,326)	—	—
Class C Shares capital transactions	435,109	537,411	—	—

Net increase (decrease) in net assets from capital transactions	$12,834,861	$2,466,586	$(27,155,066)	$(26,791,163)

Share Transactions:
Institutional Class Shares
Issued	2,990,598	3,139,899	719,524	1,583,391
Reinvested	17,056	68,304	22,325	70,635
Redeemed	(1,924,006)	(3,349,435)	(3,429,941)	(4,297,576)
Change in Institutional Class Shares	1,083,648	(141,232)	(2,688,092)	(2,643,550)

Class A Shares
Issued	40,512	453,430	9,936	4,264
Reinvested	10,596	21,326	26	18
Redeemed	(21,403)	(166,965)	(9,912)	(5,562)
Change in Class A Shares	29,705	307,791	50	(1,280)

Class C Shares
Issued	40,881	68,418	—	—
Reinvested	941	1,206	—	—
Redeemed	(2,650)	(20,376)	—	—
Change in Class C Shares	39,172	49,248	—	—

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Core Plus Fund		U.S. Inflation- Indexed Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Investment Operations:
Net investment income	$953,945	$2,031,435	$613,910	$5,905,719
Net realized gains (losses)	183,141	(177,504)	9,798,550	15,128,340
Net change in unrealized appreciation/depreciation	924,263	455,505	1,151,728	2,933,152
Net increase in net assets resulting from operations	2,061,349	2,309,436	11,564,188	23,967,211

Distributions:
From net investment income:
Institutional Class Shares	(1,103,865)	(2,263,451)	(604,698)	(5,882,876)
Class A Shares	(9,929)	(2,664)	(7,372)	(136,997)
Class C Shares	—	—	(537)	(4,037)
From net realized gains:
Institutional Class Shares	—	(1,578,250)	(13,910,585)	(6,845,491)
Class A Shares	—	(2,138)	(751,566)	(244,772)
Class C Shares	—	—	(267,582)	—
Decrease in net assets from distributions	(1,113,794)	(3,846,503)	(15,542,340)	(13,114,173)

Net increase in net assets from capital transactions	2,111,962	32,948,290	96,157,849	132,565,631
Total increase (decrease) in net assets	3,059,517	31,411,223	92,179,697	143,418,669

Net Assets:
Beginning of period	70,780,947	39,369,724	266,126,002	122,707,333
End of period	$73,840,464	$70,780,947	$358,305,699	$266,126,002
Accumulated (distributions in excess of) net investment income	(156,608)	3,241	(6,283)	(7,586)

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$6,757,785	$44,008,256	$107,112,640	$148,027,991
Dividends reinvested	606,301	1,983,934	14,016,652	12,354,326
Cost of shares redeemed	(6,513,408)	(13,133,583)	(32,705,157)	(39,826,337)
Institutional Class Shares capital transactions	850,678	32,858,607	88,424,135	120,555,980
Class A Shares
Proceeds from shares issued	1,302,051	84,989	13,121,507	14,461,824
Dividends reinvested	9,291	4,801	664,011	346,596
Cost of shares redeemed	(50,059)	(107)	(6,828,249)	(7,483,423)
Class A Shares capital transactions	1,261,283	89,683	6,957,269	7,324,997
Class C Shares
Proceeds from shares issued	—	—	645,107	4,683,891
Dividends reinvested	—	—	264,585	763
Cost of shares redeemed	—	—	(133,247)	—
Class C Shares capital transactions	—	—	776,445	4,684,654

Net increase in net assets from capital transactions	$2,111,962	$32,948,290	$96,157,849	$132,565,631

Share Transactions:
Institutional Class Shares
Issued	610,859	3,973,540	9,488,876	13,605,127
Reinvested	54,702	182,621	1,254,139	1,145,392
Redeemed	(588,682)	(1,202,136)	(2,883,794)	(3,541,672)
Change in Institutional Class Shares	76,879	2,954,025	7,859,221	11,208,847
Class A Shares
Issued	117,212	7,458	1,156,333	1,263,767
Reinvested	830	439	59,153	32,157
Redeemed	(4,465)	(10)	(600,512)	(664,725)
Change in Class A Shares	113,577	7,887	614,974	631,199
Class C Shares
Issued	—	—	57,201	411,143
Reinvested	—	—	23,771	67
Redeemed	—	—	(11,868)	—
Change in Class C Shares	—	—	69,104	411,210

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Active Interest Rate Management Fund		Fusion Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period Ended October 31, 2011+	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Investment Operations:
Net investment income (loss)	$(21,458)	$19,886	$(4,368)	$(107,678)
Net realized gains (losses)	44,077	275,163	(147,547)	(362,972)
Net change in unrealized appreciation/depreciation	87,439	(87,439)	119,386	(175,436)
Net increase (decrease) in net assets resulting from operations	110,058	207,610	(32,529)	(646,086)

Distributions:
From net investment income:
Institutional Class Shares	(19,884)	—	—	—
Class A Shares	(51)	—	—	—
From net realized gains:
Institutional Class Shares	(263,927)	—	—	—
Class A Shares	(11,598)	—	—	—
Decrease in net assets from distributions	(295,460)	—	—	—

Net increase (decrease) in net assets from capital transactions	2,266,565	11,198,892	(4,858,955)	(2,670,782)
Total increase (decrease) in net assets	2,081,163	11,406,502	(4,891,484)	(3,316,868)

Net Assets:
Beginning of period	11,406,502	—	5,990,180	9,307,048
End of period	$13,487,665	$11,406,502	$1,098,696	$5,990,180
Accumulated (distributions in excess of) net investment income	(21,507)	19,886	(4,368)	(107,678)

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$3,936,504	$10,806,265	$706,793	$703,770
Dividends reinvested	178,654	—	—	—
Cost of shares redeemed	(2,017,035)	(91,019)	(5,593,273)	(3,375,448)
Institutional Class Shares capital transactions	2,098,123	10,715,246	(4,886,480)	(2,671,678)
Class A Shares
Proceeds from shares issued	443,703	507,842	27,540	30,985
Dividends reinvested	10,036	—	—	—
Cost of shares redeemed	(308,897)	(24,196)	(15)	(30,089)
Class A Shares capital transactions	144,842	483,646	27,525	896
Class C Shares*
Proceeds from shares issued	23,600	—	—	—
Class C Shares capital transactions	23,600	—	—	—

Net increase (decrease) in net assets from capital transactions	$2,266,565	$11,198,892	$(4,858,955)	$(2,670,782)

Share Transactions:
Institutional Class Shares
Issued	381,234	1,048,647	35,189	35,990
Reinvested	17,216	—	—	—
Redeemed	(191,152)	(8,587)	(291,534)	(166,499)
Change in Institutional Class Shares	207,298	1,040,060	(256,345)	(130,509)
Class A Shares
Issued	43,043	50,000	1,310	1,725
Reinvested	969	—	—	—
Redeemed	(29,718)	(2,379)	(1)	(1,669)
Change in Class A Shares	14,294	47,621	1,309	56
Class C Shares*
Issued	2,298	—	—	—
Change in Class C Shares	2,298	—	—	—

*	Class C shares for Active Interest Rate Management Fund commenced operations February 29, 2012.

+	For the period from March 28, 2011, commencement of operations through October 31, 2011.

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Absolute Return Bull Bear Bond Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Investment Operations:
Net investment income (loss)	$(130,837)	$2,333
Net realized gains (losses)	37,721	(5,072,497)
Net change in unrealized appreciation/depreciation	(297,378)	(243,692)
Net (decrease) in net assets resulting from operations	(390,494)	(5,313,856)

Distributions:
From net investment income:
Institutional Class Shares	(5,025)	(6,873)
From net realized gains:
Institutional Class Shares	—	(137,635)
Class A Shares	—	(61,734)
Decrease in net assets from distributions	(5,025)	(206,242)

Net increase (decrease) in net assets from capital transactions	(11,419,073)	27,293,381
Total increase (decrease) in net assets	(11,814,592)	21,773,283

Net Assets:
Beginning of period	39,184,621	17,411,338
End of period	$27,370,029	$39,184,621
Accumulated (distributions in excess of) net investment income	(134,081)	1,781

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$3,226,490	$39,129,362
Dividends reinvested	3,645	126,474
Cost of shares redeemed	(10,185,005)	(22,917,519)
Institutional Class Shares capital transactions	(6,954,870)	16,338,317

Class A Shares
Proceeds from shares issued	1,191,683	24,855,256
Dividends reinvested	—	58,486
Cost of shares redeemed	(5,655,886)	(13,958,678)
Class A Shares capital transactions	(4,464,203)	10,955,064

Net increase (decrease) in net assets from capital transactions	$(11,419,073)	$27,293,381

Share Transactions:
Institutional Class Shares
Issued	332,048	3,739,041
Reinvested	378	11,833
Redeemed	(1,057,699)	(2,320,153)
Change in Institutional Class Shares	(725,273)	1,430,721

Class A Shares
Issued	123,455	2,373,346
Reinvested	—	5,471
Redeemed	(587,572)	(1,386,698)
Change in Class A Shares	(464,117)	992,119

See Notes to Financial Statements

American Independence Funds
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Stock Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$13.58	$0.05	$1.26	$1.31	$(0.06)	$(0.18)	$(0.24)	$14.65
For the year ended
10/31/2011	$14.14	$0.06	$0.28	$0.34	$(0.04)	$(0.86)	$(0.90)	$13.58
10/31/2010	$11.93	$0.06	$2.26	$2.32	$(0.11)	$—	$(0.11)	$14.14
10/31/2009	$11.01	$0.11	$1.07	$1.18	$(0.26)	$—	$(0.26)	$11.93
10/31/2008	$17.29	$0.30	$(3.47)	$(3.17)	$(0.32)	$(2.79)	$(3.11)	$11.01
10/31/2007	$16.07	$0.31	$2.31	$2.62	$(0.28)	$(1.12)	$(1.40)	$17.29

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$13.47	$0.03	$1.25	$1.28	$(0.02)	$(0.18)	$(0.20)	$14.55
For the year ended
10/31/2011	$14.04	$0.01	$0.30	$0.31	$(0.02)	$(0.86)	$(0.88)	$13.47
10/31/2010	$11.85	$0.01	$2.26	$2.27	$(0.08)	$—	$(0.08)	$14.04
10/31/2009	$10.93	$0.14	$0.99	$1.13	$(0.21)	$—	$(0.21)	$11.85
10/31/2008	$17.17	$0.28	$(3.50)	$(3.22)	$(0.23)	$(2.79)	$(3.02)	$10.93
10/31/2007	$16.03	$0.22	$2.29	$2.51	$(0.25)	$(1.12)	$(1.37)	$17.17

Class C Shares
For the six months ended
4/30/2012 (Unaudited)	$13.73	$(0.02)	$1.28	$1.26	$—	$(0.18)	$(0.18)	$14.81
For the year ended
10/31/2011	$14.38	$(0.07)	$0.28	$0.21	$(0.00)^	$(0.86)	$(0.86)	$13.73
10/31/2010	$12.18	$(0.06)	$2.29	$2.23	$(0.03)	$—	$(0.03)	$14.38
10/31/2009	$11.22	$0.06	$1.04	$1.10	$(0.14)	$—	$(0.14)	$12.18
10/31/2008	$17.16	$0.24	$(3.18)	$(2.94)	$(0.21)	$(2.79)	$(3.00)	$11.22
For the period from
9/24/2007 (c) thru 10/31/2007	$16.63	$(0.01)	$0.54	$0.53	$—	$—	$—	$17.16

International Alpha Strategies Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$10.70	$0.15 +	$0.10 +	$0.25	$(0.15)	$—	$(0.15)	$10.80
For the year ended
10/31/2011	$11.19	$0.24	$(0.71)	$(0.47)	$(0.02)	$—	$(0.02)	$10.70
10/31/2010	$10.81	$0.16	$0.34	$0.50	$(0.12)	$—	$(0.12)	$11.19
10/31/2009	$8.92	$0.19	$1.93	$2.12	$(0.23)	$—	$(0.23)	$10.81
10/31/2008	$16.80	$0.24	$(6.94)	$(6.70)	$(0.24)	$(0.94)	$(1.18)	$8.92
10/31/2007	$16.51	$0.29	$3.55	$3.84	$(0.17)	$(3.38)	$(3.55)	$16.80

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

9.90%	$128,307	1.16%	1.43%	0.77%	132%

2.27%	$122,738	1.13%	1.42%	0.48%	225%
19.53%	$105,832	1.03%	1.46%	0.51%	181%
11.32%	$101,045	0.96%	1.40%	1.14%	242%
(22.26%)	$80,102	0.89%	1.37%	2.13%	284%
17.31%	$112,735	0.89%	1.41%	1.75%	219%

9.69%	$24,705	1.48%	1.75%	0.44%	132%

2.02%	$21,428	1.42%	1.79%	0.14%	225%
19.19%	$7,962	1.37%	1.80%	0.18%	181%
10.80%	$4,295	1.47%	1.88%	0.13%	242%
(22.65%)	$385	1.39%	1.88%	1.70%	284%
16.59%	$328	1.39%	1.91%	1.24%	219%

9.33%	$12,549	2.16%	2.43%	(0.24%)	132%

1.27%	$11,454	2.14%	2.43%	(0.60%)	225%
18.34%	$2,598	2.04%	2.47%	(0.49%)	181%
10.14%	$63	1.96%	2.39%	0.02%	242%
(20.65%)	$31	1.89%	2.38%	1.19%	284%

3.19%	$15	1.89%	2.36%	(0.35%)	219%

2.46%	$54,495	0.95%	1.29%	2.85%	45%

(4.23%)	$50,158	1.05%	1.17%	1.90%	149%
4.67%	$92,066	1.13%	1.23%	1.55%	439%
24.48%	$96,691	1.06%	1.33%	2.19%	186%
(42.55%)	$73,764	0.99%	1.12%	1.82%	47%
27.34%	$138,238	0.99%	1.24%	1.75%	35%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains(losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
International Alpha Strategies Fund - (continued)

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$10.61	$0.12 +	$0.10 +	$0.22	$(0.11)	$—	$(0.11)	$10.72
For the year ended
10/31/2011	$11.13	$0.16	$(0.68)	$(0.52)	$—	$—	$—	$10.61
10/31/2010	$10.77	$0.11	$0.33	$0.44	$(0.08)	$—	$(0.08)	$11.13
10/31/2009	$8.87	$0.14	$1.93	$2.07	$(0.17)	$—	$(0.17)	$10.77
10/31/2008	$16.69	$0.15	$(6.88)	$(6.73)	$(0.15)	$(0.94)	$(1.09)	$8.87
10/31/2007	$16.45	$0.26	$3.49	$3.75	$(0.13)	$(3.38)	$(3.51)	$16.69

Small Cap Growth Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$8.67	$(0.02)	$1.24	$1.22	$—	$—	$—	$9.89
For the period from
12/9/2010 (c) thru 10/31/2011	$10.00	$(0.05)	$(1.27)	$(1.32)	$(0.01)	$—	$(0.01)	$8.67

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$8.64	$(0.05)	$1.24	$1.19	$—	$—	$—	$9.83
For the period from
4/19/2011 (c) thru 10/31/2011	$10.32	$(0.02)	$(1.66)	$(1.68)	$—	$—	$—	$8.64

Large Cap Growth Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$9.28	$$0.00 ^	$0.61	$0.61	$(0.00)^	$—	$—	$9.89
For the period from
12/9/2010 (c) thru 10/31/2011	$10.00	$(0.01)	$(0.71)	$(0.72)	$(0.00)^	$—	$(0.00)^	$9.28

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$9.25	$(0.02)	$0.60	$0.58	$—	$—	$—	$9.83
For the period from
4/19/2011 (c) thru 10/31/2011	$10.65	$(0.01)	$(1.39)	$(1.40)	$—	$—	$—	$9.25

Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$10.95	$0.18	$0.26	$0.44	$(0.18)	$—	$(0.18)	$11.21
For the year ended
10/31/2011	$10.96	$0.37	$(0.01)	$0.36	$(0.37)	$—	$(0.37)	$10.95
10/31/2010	$10.73	$0.38	$0.23	$0.61	$(0.38)	$—	$(0.38)	$10.96
10/31/2009	$10.21	$0.40	$0.52	$0.92	$(0.40)	$—	$(0.40)	$10.73
10/31/2008	$10.58	$0.41	$(0.37)	$0.04	$(0.41)	$—	$(0.41)	$10.21
10/31/2007	$10.70	$0.44	$(0.12)	$0.32	$(0.44)	$—	$(0.44)	$10.58

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

2.12%	$65	1.45%	1.79%	1.90%	45%

(4.67%)	$144	1.48%	1.60%	1.50%	149%
4.07%	$131	1.63%	1.73%	1.05%	439%
23.85%	$50	1.55%	1.83%	1.60%	186%
(42.81%)	$57	1.49%	1.61%	1.11%	47%
26.79%	$95	1.49%	1.74%	1.39%	35%

14.07%	$4,900	1.10%	2.68%	(0.53%)	48%

(13.20%)	$2,851	1.10%	3.84%	(0.80%)	105%

13.77%	$25	1.60%	3.18%	(1.05%)	48%

(16.28%)	$18	1.60%	3.23%	(1.34%)	105%

6.58%	$6,434	1.00%	2.42%	0.07%	35%

(7.18%)	$4,611	1.00%	2.97%	(0.08%)	57%

6.27%	$72	1.50%	2.92%	(0.54%)	35%

(13.15%)	$17	1.50%	3.33%	(0.56%)	57%

4.07%	$293,277	0.48%	0.54%	3.32%	4%

3.44%	$274,606	0.45%	0.54%	3.48%	8%
5.82%	$276,535	0.40%	0.56%	3.53%	8%
9.16%	$228,132	0.40%	0.57%	3.81%	14%
0.38%	$204,236	0.40%	0.62%	3.94%	7%
3.07%	$179,703	0.40%	0.69%	4.14%	9%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Kansas Tax-Exempt Bond Fund - (continued)

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$10.95	$0.16		$0.26	$0.42	$(0.16)	$—	$(0.16)	$11.21
For the year ended
10/31/2011	$10.96	$0.33		$(0.01)	$0.32	$(0.33)	$—	$(0.33)	$10.95
10/31/2010	$10.72	$0.35		$0.24	$0.59	$(0.35)	$—	$(0.35)	$10.96
10/31/2009	$10.21	$0.36		$0.51	$0.87	$(0.36)	$—	$(0.36)	$10.72
10/31/2008	$10.58	$0.38		$(0.37)	$0.01	$(0.38)	$—	$(0.38)	$10.21
10/31/2007	$10.70	$0.40		$(0.13)	$0.27	$(0.39)	$—	$(0.39)	$10.58

Class C Shares
For the six months ended
4/30/2012 (Unaudited)	$10.95	$0.13		$0.26	$0.39	$(0.13)	$—	$(0.13)	$11.21
For the year ended
10/31/2011	$10.96	$0.27		$(0.01)	$0.26	$(0.27)	$—	$(0.27)	$10.95
10/31/2010	$10.73	$0.29		$0.23	$0.52	$(0.29)	$—	$(0.29)	$10.96
10/31/2009	$10.21	$0.31		$0.52	$0.83	$(0.31)	$—	$(0.31)	$10.73
10/31/2008	$10.58	$0.29		$(0.37)	$(0.08)	$(0.29)	$—	$(0.29)	$10.21
For the period from
5/22/2007 (c) thru 10/31/2007	$10.60	$0.15		$(0.02)	$0.13	$(0.15)	$—	$(0.15)	$10.58

Strategic Income Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$10.12	$0.05		$0.06	$0.11	$(0.06)	$—	$(0.06)	$10.17
For the year ended
10/31/2011	$10.17	$0.09		$(0.04)	$0.05	$(0.10)	$—	$(0.10)	$10.12
10/31/2010	$9.87	$0.17		$0.30	$0.47	$(0.17)	$—	$(0.17)	$10.17
10/31/2009	$9.87	$0.25		$0.01	$0.26	$(0.25)	$(0.01)	$(0.26)	$9.87
10/31/2008	$10.07	$0.38		$(0.21)	$0.17	$(0.37)	$—	$(0.37)	$9.87
10/31/2007	$9.97	$0.43		$0.10	$0.53	$(0.43)	$—	$(0.43)	$10.07

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$10.12	$0.02	+	$0.06 +	$0.08	$(0.04)	$—	$(0.04)	$10.16
For the year ended
10/31/2011	$10.16	$0.06		$(0.02)	$0.04	$(0.08)	$—	$(0.08)	$10.12
10/31/2010	$9.86	$0.14		$0.31	$0.45	$(0.15)	$—	$(0.15)	$10.16
10/31/2009	$9.86	$0.22		$0.01	$0.23	$(0.22)	$(0.01)	$(0.23)	$9.86
10/31/2008	$10.07	$0.36		$(0.20)	$0.16	$(0.37)	$—	$(0.37)	$9.86
10/31/2007	$9.96	$0.40		$0.11	$0.51	$(0.40)	$—	$(0.40)	$10.07

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income to average net assets**	Portfolio turnover rate(b)*

3.87%	$9,797	0.87%	0.93%	2.93%	4%

3.03%	$9,244	0.84%	1.04%	3.06%	8%
5.56%	$5,881	0.80%	1.06%	3.13%	8%
8.61%	$1,312	0.80%	1.07%	3.42%	14%
0.03%	$1,003	0.80%	1.13%	3.54%	7%
2.62%	$845	0.80%	1.19%	3.74%	9%

3.56%	$2,049	1.48%	1.54%	2.30%	4%

2.41%	$1,573	1.45%	1.54%	2.44%	8%
4.90%	$1,035	1.40%	1.56%	2.53%	8%
8.23%	$70	1.38%	1.56%	2.89%	14%
(0.84%)	$32	1.40%	1.63%	2.94%	7%

1.40%	$33	1.40%	1.68%	3.15%	9%

1.05%	$68,639	0.45%	0.72%	0.87%	150%

0.52%	$95,499	0.45%	0.68%	0.88%	254%
4.83%	$122,844	0.45%	0.68%	1.68%	52%
2.71%	$124,990	0.45%	0.64%	2.62%	61%
1.66%	$169,256	0.45%	0.73%	3.53%	45%
5.48%	$62,514	0.45%	0.94%	4.32%	67%

0.83%	$13	0.70%	0.97%	0.58%	150%

0.36%	$12	0.70%	1.18%	0.66%	254%
4.60%	$25	0.70%	1.18%	1.43%	52%
2.45%	$19	0.70%	1.14%	2.31%	61%
1.50%	$17	0.73%	1.35%	3.47%	45%
5.20%	$15	0.75%	1.44%	4.03%	67%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions
Core Plus Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$11.00	$0.15		$0.17	$0.32	$(0.17)	$—	$—	$(0.17)
For the year ended
10/31/2011	$11.35	$0.32		$(0.03)	$0.29	$(0.36)	$(0.28)	$—	$(0.64)
10/31/2010	$11.07	$0.36		$0.56	$0.92	$(0.40)	$(0.24)	$—	$(0.64)
10/31/2009	$9.96	$0.42		$1.11	$1.53	$(0.42)	$—	$—	$(0.42)
10/31/2008	$10.22	$0.43		$(0.24)	$0.19	$(0.45)	$—	$—	$(0.45)
10/31/2007	$10.13	$0.44		$0.09	$0.53	$(0.44)	$—	$—	$(0.44)

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$11.08	$0.14		$0.16	$0.30	$(0.15)	$—	$—	$(0.15)
For the year ended
10/31/2011	$11.42	$0.28		$(0.02)	$0.26	$(0.32)	$(0.28)	$—	$(0.60)
10/31/2010	$11.13	$0.37		$0.53	$0.90	$(0.37)	$(0.24)	$—	$(0.61)
10/31/2009	$9.95	$0.40		$1.18	$1.58	$(0.40)	$—	$—	$(0.40)
10/31/2008	$10.22	$0.41		$(0.26)	$0.15	$(0.42)	$—	$—	$(0.42)
10/31/2007	$10.13	$0.40		$0.09	$0.49	$(0.40)	$—	$—	$(0.40)

U.S. Inflation-Indexed Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$11.69	$0.02		$0.39	$0.41	$(0.02)	$(0.64)	$—	$(0.66)
For the year ended
10/31/2011	$11.67	$0.32		$0.68	$1.00	$(0.33)	$(0.65)	$—	$(0.98)
10/31/2010	$11.26	$0.19		$0.92	$1.11	$(0.18)	$(0.52)	$—	$(0.70)
10/31/2009	$9.52	$(0.55)		$2.30	$1.75	$(0.01)	$—	$—	$(0.01)
For the period from
1/1/2008 thru 10/31/2008 (c)	$10.57	$0.30		$(1.03)	$(0.73)	$(0.32)	$—	$—	$(0.32)
For the year ended
12/31/2007†	$10.03	$0.56		$0.53	$1.09	$(0.55)	$—	$—	$(0.55)
12/31/2006†	$10.34	$0.34		$(0.25)	$0.09	$(0.34)	$(0.00)^	$(0.06)	$(0.40)

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$11.75	$0.00	^	$0.39	$0.39	$(0.01)	$(0.64)	$—	$(0.65)
For the year ended
10/31/2011	$11.73	$0.30		$0.67	$0.97	$(0.30)	$(0.65)	$—	$(0.95)
10/31/2010	$11.33	$0.17		$0.91	$1.08	$(0.16)	$(0.52)	$—	$(0.68)
10/31/2009	$9.60	$0.54		$1.20	$1.74	$(0.01)	$—	$—	$(0.01)
For the period from
5/16/2008 (d) thru 10/31/2008	$10.81	$0.06		$(1.22)	$(1.16)	$(0.05)	$—	$—	$(0.05)

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	For the period January 1, 2008 through October 31, 2008. Prior to January 1, 2008, the fiscal year end was December 31.
(d)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
†	Information provided is that of the Advisor Class shares of the predecessor fund, the FFTW U.S. Inflation-Indexed Portfolio. (See Note 1)
^	Rounds to less than $0.01.

See Notes to Financial Statements

Ratios/Supplemental Data

Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

$11.15	2.94%	$72,455	0.45%	0.73%	2.67%	16%

$11.00	2.73%	$70,673	0.46%	0.74%	2.97%	87%
$11.35	8.65%	$39,348	0.63%	0.90%	3.23%	346%
$11.07	15.62%	$32,375	0.60%	0.83%	3.93%	426%
$9.96	1.81%	$29,970	0.56%	1.02%	4.18%	289%
$10.22	5.38%	$35,285	0.56%	1.07%	4.29%	18%

$11.23	2.76%	$1,385	0.80%	1.08%	2.34%	16%

$11.08	2.43%	$108	0.84%	1.24%	2.57%	87%
$11.42	8.38%	$22	0.92%	1.39%	2.94%	346%
$11.13	16.09%	$49	0.88%	1.29%	3.50%	426%
$9.95	1.44%	$17	0.86%	1.53%	3.90%	289%
$10.22	5.08%	$13	0.86%	1.56%	4.01%	18%

$11.44	3.68%	$333,592	0.32%	0.61%	0.43%	96%

$11.69	9.50%	$248,883	0.32%	0.63%	3.03%	415%
$11.67	10.40%	$117,680	0.32%	0.76%	1.75%	260%
$11.26	18.44%	$101,789	0.32%	0.73%	(5.38%)	189%

$9.52	(7.24%)	$85,371	0.33%	0.61%	3.37%	204%

$10.57	11.25%	$95,029	0.35%	0.73%	5.38%	316%
$10.03	1.00%	$107,830	0.35%	0.62%	3.33%	522%

$11.49	3.42%	$19,249	0.77%	1.11%	0.03%	96%

$11.75	9.14%	$12,448	0.66%	0.97%	2.48%	415%
$11.73	10.04%	$5,027	0.57%	1.01%	1.50%	260%
$11.33	18.16%	$4,965	0.57%	0.97%	(5.56%)	189%

$9.60	(7.12%)	$690	0.57%	3.03%	7.72%	204%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)		Increase (Decrease) from operations	Net investment income		Net realized gains	Total Distributions	Net Asset Value, End of Period
U.S. Inflation-Indexed Fund - (continued)

Class C Shares
For the six months ended
4/30/2012 (Unaudited)	$11.66	$(0.03)	$0.39		$0.36	$(0.00	)^	$(0.64)	$(0.64)	$11.38
For the period from
5/4/2011 (d) thru 10/31/2011	$11.05	$0.15	$0.62		$0.77	$(0.16)		$—	$(0.16)	$11.66

Active Interest Rate Management Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$10.49	$(0.01)	$0.11		$0.10	$(0.02)		$(0.29)	$(0.31)	$10.28
For the period from
3/28/2011 (d) thru 10/31/2011	$10.00	$0.02	$0.47		$0.49	$—		$—	$—	$10.49

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$10.48	$(0.03)	$0.11		$0.08	$(0.00	)^	$(0.29)	$(0.29)	$10.27
For the period from
4/1/2011 (d) thru 10/31/2011	$10.00	$0.03	$0.45		$0.48	$—		$—	$—	$10.48

Class C Shares
For the period from
2/29/2012 (d) thru 4/30/2012	$10.29	$(0.00)^	$(0.02)		$(0.02)	$—		$—	$—	$10.27

Fusion Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$19.46	$(0.05)+	$1.40	+	$1.35	$—		$—	$—	$20.81
For the year ended
10/31/2011	$21.23	$(0.35)	$(1.42)		$(1.77)	$—		$—	$—	$19.46
For the period from
12/22/2009 (d) thru 10/31/2010	$21.42	$(0.65)	$0.46		$(0.19)	$—		$—	$—	$21.23

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$19.40	$(0.17)+	$1.48	+	$1.31	$—		$—	$—	$20.71
For the period from
6/30/2011 (d) thru 10/31/2011	$20.00	$(0.44)	$(0.16	)+	$(0.60)	$—		$—	$—	$19.40
(a)	Ratio calculation excludes dividend and interest expense on securities sold short.
(b)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of net expenses to average net assets(a)**	Ratio of gross expenses to average net assets(b)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(c)*

3.22%	$5,465	1.32%	1.32%	1.61%	(0.63%)	96%

7.05%	$4,795	1.32%	1.32%	1.72%	(0.17%)	415%

0.90%	$12,828	0.60%	0.60%	1.10%	(0.34%)	401%

4.90%	$10,908	0.58%	0.58%	2.45%	0.95%	221%

0.72%	$636	0.95%	0.95%	1.60%	(0.66%)	401%

4.80%	$499	0.62%	0.62%	2.55%	0.71%	221%

(0.19%)	$24	1.60%	1.60%	2.10%	(1.57%)	401%

6.94%	$1,071	2.14%	1.90%	6.33%	(0.47%)	43%

(8.34%)	$5,989	2.50%	1.80%	5.40%	(1.41%)	250%

(0.93%)	$9,307	4.32%	1.90%	5.24%	(3.82%)	349%

6.75%	$28	2.64%	2.40%	6.83%	(1.67%)	43%

(3.00%)	$1	2.60%	2.32%	8.97%	(3.81%)	250%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income		Net realized gains	Total Distributions	Net Asset Value, End of Period
Absolute Return Bull Bear Bond Fund

Institutional Class Shares
For the six months ended
4/30/2012 (Unaudited)	$9.67	$(0.04)	$(0.06)	$(0.10)	$(0.00)	^	$—	$—	$9.57
For the year ended
10/31/2011	$10.66	$0.01	$(0.94)	$(0.93)	$(0.00)	^	$(0.06)	$(0.06)	$9.67
For the period from
7/8/2010 (d) thru 10/31/2010	$10.00	$0.00 ^	$0.66	$0.66	$—		$—	$—	$10.66

Class A Shares
For the six months ended
4/30/2012 (Unaudited)	$9.63	$(0.06)	$(0.06)	$(0.12)	$—		$—	$—	$9.51
For the year ended
10/31/2011	$10.65	$(0.02)	$(0.94)	$(0.96)	$—		$(0.06)	$(0.06)	$9.63
For the period from
7/7/2010 (d) thru 10/31/2010	$10.00	$0.00 ^	$0.65	$0.65	$—		$—	$—	$10.65

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(c)*

(1.01%)	$16,784	0.97%	1.63%	(0.66%)	347%

(8.74%)	$23,992	0.90%	1.36%	0.11%	839%

6.60%	$11,183	0.90%	3.10%	0.17%	324%

(1.25%)	$10,586	1.29%	1.95%	(0.99%)	347%

(9.05%)	$15,193	1.25%	1.71%	(0.18%)	839%

6.50%	$6,228	1.25%	3.45%	(0.22%)	324%

See Notes to Financial Statements

American Independence Funds

Notes to Financial Statements
April 30, 2012 (Unaudited)
1.   Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2012, the Trust offered sixteen (16) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other five funds can be found in a separate report.

Stock Fund
International Alpha Strategies Fund (formerly, International Equity Fund)
Small Cap Growth Fund
Large Cap Growth Fund
Kansas Tax-Exempt Bond Fund
Strategic Income Fund (formerly, Short-Term Bond Fund)
Core Plus Fund (formerly, Intermediate Bond Fund)
U.S. Inflation-Indexed Fund
Active Interest Rate Management Fund (formerly, Total Return Bond Fund)
Fusion Fund
Absolute Return Bull Bear Bond Fund (formerly, Active Treasury Management Bull/Bear Fund)

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Stock Fund, Kansas Tax-Exempt Bond Fund, U.S. Inflation-Indexed Fund, and Active Interest Rate Management Fund offer three classes of shares: Class A, Class C and Institutional Class. The other Funds offer Class A and Institutional Class shares only. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

American Independence Funds

2.   Significant Accounting Policies: (Continued)

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current year presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

American Independence Funds

2.   Significant Accounting Policies: (Continued)

Securities Sold Short

As a portfolio management strategy, the Fusion Fund and Absolute Return Bull Bear Bond Fund may engage in short sales of securities, which result in obligations of the Funds to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Funds may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Funds) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Kansas Tax-Exempt Bond Fund, Strategic Income Fund and Core Plus Fund are declared daily and paid monthly. Distributions from net investment income for the U.S. Inflation-Indexed Fund are declared and paid monthly. Distributions from net investment income, if any, for the Stock Fund, International Alpha Strategies Fund, Small Cap Growth Fund, Large Cap Growth Fund, Active Interest Rate Management Fund, Fusion Fund, and Absolute Return Bull Bear Bond Fund are declared and paid annually. Distributions from net realized gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In December 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the October 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is the October 31, 2012 taxable year.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in U.S. GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management does not anticipate the amendment to have material impact on the Funds’ financial statements.

American Independence Funds

3.   Related Party Transactions:

AIFS serves as an investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
Stock Fund	1.00%
International Alpha Strategies Fund	0.81%
Small Cap Growth Fund	1.00%
Large Cap Growth Fund	1.00%
Kansas Tax-Exempt Bond Fund	0.30%
Strategic Income Fund	0.40%
Core Plus Fund	0.40%
U.S. Inflation-Indexed Fund	0.40%
Active Interest Rate Management Fund	0.40%
Fusion Fund	1.40%
Absolute Return Bull Bear Bond Fund	0.50%

The Trust has engaged Security Investors, LLC, which operates as Security Global Investors (“SGI”) as sub-adviser for the International Alpha Strategies Fund, American Yellowstone Advisors, LLC (“AYA”) as sub-adviser for the Small Cap Growth Fund and Large Cap Growth Fund, HighMark Capital Management, Inc. (“HighMark”) as sub-adviser for the Strategic Income Fund, Boyd Watterson Asset Management, LLC (“BWAM”) as sub-adviser for the Core Plus Fund, Fischer Francis Trees & Watts, Inc., and its affiliate in London (“FFTW”), as sub-advisers for the U.S. Inflation-Indexed Fund, and Eddystone Capital LLC (“Eddystone”) as sub-adviser for the Fusion Fund.

The Board of Trustees has approved each of these agreements on behalf of the Trust.

SGI, under AIFS’s supervision, is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the International Alpha Strategies Fund. SGI is located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133. SGI is a wholly owned subsidiary of Security Benefit Corporation. Security Benefit Corporation is controlled by Guggenheim SBC Holdings, LLC, an investor group managed by Guggenheim Partners, LLC. The agreement between AIFS and Security Investors, LLC was last approved by shareholders at a meeting held on March 7, 2012.

AYA, under AIFS’s supervision, is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Small Cap Growth Fund and Large Cap Growth Fund. AYA, an affiliated registered investment adviser, is located at 230 Park Avenue, Suite 534, New York, NY 10169, and is jointly owned by AIFS and Yellowstone Partners, LLC (“Yellowstone”). Yellowstone is a registered investment advisory firm headquartered in Idaho Falls, Idaho. Yellowstone’s predecessor, The Fred L. Dowd Company was founded in 1972.

HighMark, under AIFS’s supervision, is responsible for the day-to-day management of the Strategic Income Fund. Highmark is headquartered at 350 California Street, San Francisco, CA 94104. The agreement between AIFS and BWAM on behalf of the Trust was approved by shareholders at a meeting held on December 27, 2011.

BWAM, under AIFS’s supervision, is responsible for the day-to-day management of the Core Plus Fund. BWAM is headquartered at 1801 E. 9th St., Suite 1400, Cleveland, Ohio 44114 and it is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, Wisconsin 53202. The agreement between AIFS and BWAM on behalf of the Trust was approved by shareholders at a meeting held on April 27, 2011.

FFTW, under AIFS’s supervision, is responsible for the day-to-day management of the U.S. Inflation-Indexed Fund. The Sub-Adviser’s New York offices are located at 200 Park Avenue, New York, New York 10166. The Sub-Adviser is directly wholly-owned by Charter Atlantic Corporation (“CAC”), a New York corporation. CAC is indirectly owned by BNP Paribas, which is a publicly owned banking corporation organized under the laws of the Republic of France. The agreements between FFTW and AIFS on behalf of the Trust were approved by shareholders at meetings held in 2008.

Eddystone (formerly, Kingsley Voake LLC), under AIFS’s supervision, is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fusion Fund. Eddystone is headquartered at 230 Park Avenue, Suite 534, New York, NY 10169. The agreement between AIFS and Eddystone on behalf of the Trust was approved by shareholders at a meeting held on August 5, 2011.

American Independence Funds

3.   Related Party Transactions: (Continued)

Pursuant to the expense limitation agreement, AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets:

Fund	Institutional Class	Class A	Class C
Stock Fund	1.16%(1)	1.48%(1)	2.16%(1)
International Alpha Strategies Fund	0.95%(1)	1.45%(1)	N/A
Small Cap Growth Fund	1.10%(1)	1.60%(1)	N/A
Large Cap Growth Fund	1.00%(1)	1.50%(1)	N/A
Kansas Tax-Exempt Bond Fund	0.48%(2)	0.87%(2)	1.48%(2)
Strategic Income Fund	0.45%(1)	0.70%(1)	N/A
Core Plus Fund	0.45%(1)	0.80%(1)	N/A
U.S. Inflation-Indexed Fund	0.32%(1)	0.77%(1)	1.32%(1)
Active Interest Rate Management Fund	0.60%(1)	0.95%(1)	1.60%(1)
Fusion Fund	1.90%(1)	2.40%(1)	N/A
Absolute Return Bull Bear Bond Fund	1.30%(1)	1.55%(1)	N/A

(1)	Effective thru March 1, 2013
(2)	Effective thru March 1, 2016

Prior to March 1, 2012, the total operating expenses of the Funds noted below were maintained at the following levels (all other Funds were maintained at the same level as in the table above):

Fund	Institutional Class	Class A	Class C
Absolute Return Bull Bear Bond Fund	0.90%	1.25%	N/A

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest, expenses relating to short dividends, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed. No reimbursement will be sought for the period ended prior to March 1, 2010 for the Stock Fund, International Alpha Strategies Fund, Kansas Tax-Exempt Bond Fund, Strategic Income Fund, Core Plus Fund, and U.S. Inflation-Indexed Fund.

The following table presents amounts eligible for recovery at April 30, 2012:

	Stock Fund	International Alpha Strategies Fund	Small Cap Growth Fund	Large Cap Growth Fund	Kansas Tax-Exempt Bond Fund	Strategic Income Fund
For eligible expense reimbursements expiring:
October 31, 2013	$298,876	$54,129	$—	$—	$279,351	$193,449
October 31, 2014	421,610	78,768	68,313	83,449	256,708	242,918
April 30, 2015	211,986	86,153	34,854	43,740	82,915	104,135
	$932,472	$219,050	$103,167	$127,189	$618,974	$540,502

	Core Plus Fund	U.S. Inflation- Indexed Fund	Active Interest Rate Management Fund	Fusion Fund	Absolute Return Bull Bear Bond Fund
For eligible expense reimbursements expiring:
October 31, 2013	$60,360	$342,421	$—	$67,961	$52,446
October 31, 2014	191,208	623,103	39,380	212,505	211,500
April 30, 2015	99,114	460,524	30,223	40,887	110,074
	$350,682	$1,426,048	$69,603	$321,353	$374,020

AIFS also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at annual rate of 0.125%.

American Independence Funds

3.   Related Party Transactions: (Continued)

AIFS has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. AIFS pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.
Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Paul Brook as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets. During the six months ended April 30, 2012, a portion of the distribution or service fees were waived by the Adviser for the Class A share assets. As of April 30, 2012, the Stock Fund and Active Interest Rate Management Fund were assessing 0.06% and 0.10%, respectively, of the distribution fees and assessing the full 0.25% of the shareholder servicing fees, and the Kansas Tax-Exempt Bond Fund, Strategic Income Fund, Core Plus Fund and U.S. Inflation-Indexed Fund were assessing the full 0.25% distribution fees and assessing 0.14%, 0.00%, 0.10% and 0.20%, respectively, of the shareholder servicing fees.

4.   Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.   Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, securities sold short and U.S. Government securities) for the six months ended April 30, 2012 were as follows:

	Purchases	Sales
Stock Fund	$190,447,606	$186,808,469
International Alpha Strategies Fund	26,246,644	22,689,502
Small Cap Growth Fund	3,599,527	2,048,642
Large Cap Growth Fund	3,659,933	2,128,274
Kansas Tax-Exempt Bond Fund	22,944,509	12,562,425
Strategic Income Fund	27,369,260	8,474,045
Core Plus Fund	10,082,250	3,593,156
Fusion Fund	768,592	4,844,800
Absolute Return Bull Bear Bond Fund	26,112,611	16,529,390

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2012 were as follows:

	Purchases	Sales
Strategic Income Fund	$82,989,287	$127,423,469
Core Plus Fund	4,106,304	7,772,801
U.S. Inflation-Indexed Fund	374,262,403	280,412,079
Active Interest Rate Management Fund	11,710,607	22,736,263
Absolute Return Bull Bear Bond Fund	35,874,675	74,638,284

American Independence Funds

6.   Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7.   Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2008-2011 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Stock Fund	International Alpha Strategies Fund	Small Cap Growth Fund	Large Cap Growth Fund	Kansas Tax-Exempt Bond Fund	Strategic Income Fund
Gross unrealized appreciation	$26,803,876	$3,626,606	$554,822	$702,163	$17,619,449	$564,442
Gross unrealized depreciation	(1,657,297)	(2,598,298)	(512,999)	(449,979)	(631,955)	(1,104,898)
Net unrealized appreciation on foreign currency translations	—	16,610	—	—	—	—
Net unrealized appreciation/depreciation on investments and foreign currency translations	$25,146,579	$1,044,918	$41,823	$252,184	$16,987,494	$(540,456)
Cost of investments	$123,302,087	$53,240,266	$4,945,442	$6,446,203	$286,198,943	$69,462,449

	Core Plus Fund	U.S. Inflation-Indexed Fund	Active Interest Rate Management Fund	Fusion Fund	Absolute Return Bull Bear Bond Fund
Gross unrealized appreciation	$2,833,539	$8,622,583	$—	$97,500	$—
Gross unrealized depreciation	(111,426)	(113,487)	—	(48,636)	(180,482)
Net unrealized appreciation on foreign currency translations	—	—	—	—	—
Net unrealized appreciation/depreciation on investments and foreign currency translations	$2,722,113	$8,509,096	$—	$48,864	$(180,482)
Cost of investments	$70,539,043	$346,005,830	$13,200,176	$1,050,632	$28,320,736
Proceeds from securities sold short	$—	$—	$—	$(145,965)	$—

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

American Independence Funds

7.   Federal Income Tax Information: (Continued)

The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010 were as follows:

	Stock Fund		International Alpha Strategies Fund		Small Cap Growth Fund		Large Cap Growth Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Distributions paid from:
Ordinary income	$5,799,378	$961,774	$124,592	$1,067,858	$1,398	N/A	$936	N/A
Net long-term capital gains	2,058,394	—	—	—	—	N/A	—	N/A
Total taxable distributions	7,857,772	961,774	124,592	$1,067,858	1,398	N/A	936	N/A
Tax exempt dividends	—	—	—	—	—	N/A	—	N/A
Total distributions paid	$7,857,772	$961,774	$124,592	$1,067,858	$1,398	N/A	$936	N/A

	Kansas Tax-Exempt Bond Fund		Strategic Income Fund		Core Plus Fund		U.S. Inflation- Indexed Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Distributions paid from:
Ordinary income	$—	$—	$1,068,190	$2,172,115	$3,021,478	$1,893,401	$11,315,560	$5,302,634
Net long-term capital gains	—	—	—	—	825,025	108,136	1,798,613	1,525,839
Total taxable distributions	—	—	1,068,190	2,172,115	3,846,503	2,001,537	13,114,173	6,828,473
Tax exempt dividends	9,707,575	8,997,568	—	—	—	—	—	—
Total distributions paid	$9,707,575	$8,997,568	$1,068,190	$2,172,115	$3,846,503	$2,001,537	$13,114,173	$6,828,473

	Active Interest Rate Management Fund		Fusion Fund		Absolute Return Bull Bear Bond Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Distributions paid from:
Ordinary income	$—	N/A	$—	$—	$206,242	$—
Net long-term capital gains	—	N/A	—	—	—	—
Total taxable distributions	—	N/A	—	—	206,242	—
Tax exempt dividends	—	N/A	—	—	—	—
Total distributions paid	$—	N/A	$—	$—	$206,242	$—

As of October 31, 2011 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Stock Fund	International Alpha Strategies Fund	Small Cap Growth Fund	Large Cap Growth Fund	Kansas Tax-Exempt Bond Fund	Strategic Income Fund
Undistributed ordinary income	$314,234	$715,807	$—	$—	$74,637	$173,859
Undistributed long-term capital gains	2,017,037	—	—	—	—	—
Tax accumulated earnings	2,331,271	715,807	—	—	74,637	173,859
Accumulated capital and other losses	—	(1,492,443)	(69,592)	(137,412)	(1,084,223)	(10,527,741)
Unrealized appreciation (depreciation) on investments	22,427,143	(478,505)	(444,500)	(305,114)	10,174,326	(846,678)
Unrealized appreciation on foreign currency	—	26,006	—	—	—	—
Total accumulated earnings (deficit)	$24,758,414	$(1,229,135)	$(514,092)	$(442,526)	$9,164,740	$(11,200,560)

American Independence Funds

7.   Federal Income Tax Information: (Continued)

	Core Plus Fund	U.S. Inflation- Indexed Fund	Active Interest Rate Management Fund	Fusion Fund	Absolute Return Bull Bear Bond Fund
Undistributed ordinary income	$3,241	$14,918,987	$295,343	$—	$1,781
Undistributed long-term capital gains	—	—	—	—	—
Tax accumulated earnings	3,241	14,918,987	295,343	—	1,781
Accumulated capital and other losses	(301,315)	—	—	(349,342)	(5,065,039)
Unrealized appreciation on investments	1,761,468	7,056,585	(87,733)	(68,725)	113,178
Unrealized appreciation on foreign currency	—	—	—	—	—
Total accumulated earnings (deficit)	$1,463,394	$21,975,572	$207,610	$(418,067)	$(4,950,080)

As of October 31, 2011, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Stock Fund	International Alpha Strategies Fund	Small Cap Growth Fund	Large Cap Growth Fund	Kansas Tax-Exempt Bond Fund	Strategic Income Fund	Core Plus Fund	U.S. Inflation- Indexed Fund	Active Interest Rate Management Fund	Fusion Fund	Absolute Return Bull Bear Bond Fund
For losses expiring October 31,
2012	$—	$—	$—	$—	$122,004	$929,594	$—	$—	$—	$—	$—
2013	—	—	—	—	88,129	1,356,853	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	225,533	2,548,173	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—	—
2017	—	1,492,443	—	—	158,171	413,411	—	—	—	—	—
2018	—	—	—	—	187,327	5,279,710	—	—	—	—	—
2019	—	—	69,592	137,412	303,059	—	301,315	—	—	349,342	5,065,039
	$—	$1,492,443	$69,592	$137,412	$1,084,223	$10,527,741	$301,315	$—	$—	$349,342	$5,065,039

The Strategic Income Fund had a capital loss carry-forward for the years expiring 2012 through 2015 which are related to the acquisition of FFTW Funds, Inc. - Limited Duration Portfolio. This amount is subject to an annual limitation of $5,477,200 under tax rules that was further limited to $300,468 in the year of acquisition.

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2011, the Strategic Income Fund and International Alpha Strategies Fund utilized $473,127 and $6,495,291, respectively, of their capital loss carryovers.

The Kansas Tax-Exempt Bond Fund had losses expiring during the fiscal year ended October 31, 2011, in the amount of $2,495.

8.   Financial Futures Contracts:

The Funds, except for Small Cap Growth Fund, Large Cap Growth Fund, Kansas Tax-Exempt Bond Fund and Active Interest Rate Management Fund, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at April 30, 2012 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

American Independence Funds

9.   Options Transactions:

For hedging purposes, certain Funds (Stock Fund, Strategic Income Fund, Core Plus Fund, U.S. Inflation-Indexed Fund, Fusion Fund, and Absolute Return Bull Bear Bond Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at April 30, 2012 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

10.  Investments in Derivatives:

The Funds, except for the Small Cap Growth Fund, Large Cap Growth Fund, Kansas Tax-Exempt Bond Fund and Active Interest Rate Management Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of April 30, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Unrealized Gains	Derivative Assets	Unrealized Losses	Derivative Liabilities
U.S. Inflation-Indexed Fund	Interest rate	Unrealized gain on futures(a)	$443,344	Unrealized loss on futures(a)	$(271,079)
Fusion Fund	Equity	Unrealized gain on options(a)	680	Unrealized loss on options(a)	(1,376)

(a)
Includes cumulative appreciation (depreciation) of futures contracts described in the Futures Contracts sections of the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Independence Funds

10. Investments in Derivatives: (Continued)

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended April 30, 2012. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)	Average Notional Value
Stock Fund	Equity	Net realized gain (loss) from options transactions/Net change in unrealized gain (loss) on options	$(1,185,902)	$—	1,000	308,000
Strategic Income Fund	Interest rate	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	(31,288)	14,007	60	11,834,839
U.S. Inflation-Indexed Fund	Interest rate	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	588,502	40,791	284	37,547863
Fusion Fund	Equity	Net realized gain (loss) from futures/options transactions/Net change in unrealized gain (loss) on options	4,106	(3,263)	18	5,556

(a)	Average number of contracts is based on the average of quarter end balances for the period April 30, 2011 to April 30, 2012.

11.  Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

12.  Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

13.  Subsequent Events:

At a board meeting held on June 22, 2012 (the “Meeting”), the Board of Trustees for the Trust approved the change in management of the Stock Fund. Effective June 29, 2012, Richard (“Rick”) Baird will serve as the lead Portfolio Manager of the Stock Fund and David Hansen and Chris Jacobs will be joining the management team. Jeffrey Miller, Ariel Fromer and Tammy Miller will no longer serve on the management team. In addition, at that Meeting, the Board approved the liquidation of the Active Interest Rate Management Fund.

Subsequent events occurring have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Funds’ Financial Statements and Notes to Financial Statements.

American Independence Funds

Additional Fund Information (Unaudited)

Portfolio Summaries

The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2012:
Stock Fund

Portfolio Diversification	% of Net Assets
Consumer Discretionary	24.5%
Financials	22.6
Industrials	10.8
Health Care	10.7
Consumer Staples	8.2
Materials	4.9
Information Technology	4.1
Energy	3.9
Total Investments	89.7%
Other assets in excess of liabilities	10.3
Net Assets	100.0%

International Alpha Strategies Fund

Portfolio Diversification	% of Net Assets
Financials	22.2%
Industrials	12.3
Energy	12.0
Consumer Staples	10.3
Health Care	9.5
Consumer Discretionary	9.5
Materials	7.7
Telecommunication Services	7.1
Information Technology	5.9
Utilities	2.1
Short-Term Investments	0.9
Total Investments	99.5%
Other assets in excess of liabilities	0.5
Net Assets	100.0%

Small Cap Growth Fund

Portfolio Diversification	% of Net Assets
Information Technology	24.9%
Health Care	19.3
Consumer Discretionary	14.5
Financials	14.4
Industrials	10.7
Energy	6.0
Materials	4.9
Consumer Staples	2.9
Telecommunications Services	2.2
Short-Term Investments	1.5
Total Investments	101.3%
Liabilities in excess of other assets	(1.3)
Net Assets	100.0%

Large Cap Growth Fund

Portfolio Diversification	% of Net Assets
Information Technology	25.3%
Financials	15.6
Industrials	14.2
Energy	13.4
Consumer Discretionary	11.9
Health Care	9.1
Materials	5.4
Consumer Staples	2.4
Utilities	1.9
Telecommunications Services	0.9
Short-Term Investments	2.9
Total Investments	103.0%
Liabilities in excess of other assets	(3.0)
Net Assets	100.0%

Kansas Tax-Exempt Bond Fund

Portfolio Diversification	% of Net Assets
Miscellaneous	28.0%
General Obligation	24.8
Refunded Bonds	15.4
Utilities	11.6
Hospitals	10.1
Transportation	4.7
Short-Term Investments	1.9
Industrial Development Revenue	1.8
Housing	1.1
Total Investments	99.4%
Other assets in excess of liabilities	0.6
Net Assets	100.0%

Strategic Income Fund

Portfolio Diversification	% of Net Assets
Corporate Bonds	57.8%
Collateralized Mortgage Obligations	14.6
U.S. Government Agency Pass-Through Securities	12.0
U.S. Treasury Obligations	8.1
Asset Backed Securities	6.6
Taxable Municipal Bonds	1.0
Short-Term Investments	0.3
Total Investments	100.4%
Liabilities in excess of other assets	(0.4)
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Core Plus Fund

Portfolio Diversification	% of Net Assets
Corporate Bonds	41.8%
U.S. Government Agency Pass-Through Securities	28.8
U.S. Treasury Obligations	21.8
Commercial Mortgage-Backed Securities	2.2
U.S. Government Agency Securities	1.6
Short-Term Investments	1.5
Collateralized Mortgage Obligations	1.4
Mortgage Derivatives - IO Strips	0.1
Total Investments	99.2%
Other assets in excess of liabilities	0.8
Net Assets	100.0%

U.S Inflation-Indexed Fund

Portfolio Diversification	% of Net Assets
U.S. Treasury Inflation-Indexed Securities	96.6%
Short-Term Investments	2.3
Total Investments	98.9%
Other assets in excess of liabilities	1.1
Net Assets	100.0%

Active Interest Rate Management Fund

Portfolio Diversification	% of Net Assets
U.S. Treasury Obligation	95.7%
Short-Term Investments	2.2
Total Investments	97.9%
Other assets in excess of liabilities	2.1
Net Assets	100.0%

Fusion Fund

Portfolio Diversification	% of Net Assets
Short-Term Investments	30.6%
Information Technology	15.8
Consumer Discretionary	15.4
Financials	10.6
Energy	8.6
Health Care	7.3
Industrials	4.5
Investment Companies	4.5
Telecommunications Services	1.7
Consumer Staples	1.2
Materials	1.2
Utilities	0.3
Equity Options - Put Options	0.1
101.8%
Securities Sold Short:
Investment Companies	(14.2)%
Consumer Staples	(0.4)
Consumer Discretionary	(0.2)
Health Care	(0.2)
Equity Options - Put Options	0.0
(15.0)%
Total Investments	86.8%
Segregated Cash With Brokers	15.0
Liabilities in excess of other assets	(1.8)
Net Assets	100.0%

Absolute Return Bull Bear Bond Fund

Portfolio Diversification	% of Net Assets
U.S. Treasury Obligation	69.0%
Investment Companies	32.6
Short-Term Investments	1.2
Total Investments	102.8%
Liabilities in excess of other assets	(2.8)
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2011 at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period* 11/1/2011- 4/30/2012	Expense Ratio During Period**† 11/1/2011- 4/30/2012
Stock Fund	Institutional Class Shares	$1,000.00	$1,099.00	$6.05	1.16%
	Class A Shares	$1,000.00	$1,096.90	$7.72	1.48%
	Class C Shares	$1,000.00	$1,093.30	$11.24	2.16%

International Alpha	Institutional Class Shares	$1,000.00	$1,024.60	$4.78	0.95%
Strategies Fund	Class A Shares	$1,000.00	$1,021.20	$7.29	1.45%

Small Cap Growth Fund	Institutional Class Shares	$1,000.00	$1,140.70	$5.85	1.10%
	Class A Shares	$1,000.00	$1,137.70	$8.50	1.60%

Large Cap Growth Fund	Institutional Class Shares	$1,000.00	$1,065.80	$5.14	1.00%
	Class A Shares	$1,000.00	$1,062.70	$7.69	1.50%

Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,040.70	$2.44	0.48%
Bond Fund	Class A Shares	$1,000.00	$1,038.70	$4.41	0.87%
	Class C Shares	$1,000.00	$1,035.60	$7.49	1.48%

Strategic Income Fund	Institutional Class Shares	$1,000.00	$1,010.50	$2.25	0.45%
	Class A Shares	$1,000.00	$1,008.30	$3.50	0.70%

Core Plus Fund	Institutional Class Shares	$1,000.00	$1,029.40	$2.27	0.45%
	Class A Shares	$1,000.00	$1,027.60	$4.03	0.80%

U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,036.80	$1.62	0.32%
	Class A Shares	$1,000.00	$1,034.20	$3.89	0.77%
	Class C Shares	$1,000.00	$1,032.20	$6.67	1.32%

Active Interest Rate	Institutional Class Shares	$1,000.00	$1,009.00	$3.00	0.60%
Management Fund	Class A Shares	$1,000.00	$1,007.20	$4.74	0.95%
	Class C Shares (a)	$1,000.00	$998.10	$2.66	1.60%

Fusion Fund	Institutional Class Shares	$1,000.00	$1,069.40	$9.78	1.90%
	Class A Shares	$1,000.00	$1,067.50	$12.34	2.40%

Absolute Return Bull Bear	Institutional Class Shares	$1,000.00	$989.90	$4.80	0.97%
Bond Fund	Class A Shares	$1,000.00	$987.50	$6.37	1.29%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.
(a)	Class inception date 2/29/2012.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period* 11/1/2011- 4/30/2012	Expense Ratio During Period**† 11/1/2011- 4/30/2012
Stock Fund	Institutional Class Shares	$1,000.00	$1,019.20	$5.82	1.16%
	Class A Shares	$1,000.00	$1,017.70	$7.42	1.48%
	Class C Shares	$1,000.00	$1,014.30	$10.82	2.16%

International Alpha	Institutional Class Shares	$1,000.00	$1,020.30	$4.77	0.95%
Strategies Fund	Class A Shares	$1,000.00	$1,017.80	$7.27	1.45%

Small Cap Growth Fund	Institutional Class Shares	$1,000.00	$1,019.50	$5.52	1.10%
	Class A Shares	$1,000.00	$1,017.00	$8.02	1.60%

Large Cap Growth Fund	Institutional Class Shares	$1,000.00	$1,020.10	$5.02	1.00%
	Class A Shares	$1,000.00	$1,017.50	$7.52	1.50%

Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,022.60	$2.41	0.48%
Bond Fund	Class A Shares	$1,000.00	$1,020.70	$4.37	0.87%
	Class C Shares	$1,000.00	$1,017.70	$7.42	1.48%

Strategic Income Fund	Institutional Class Shares	$1,000.00	$1,022.80	$2.26	0.45%
	Class A Shares	$1,000.00	$1,021.50	$3.52	0.70%

Core Plus Fund	Institutional Class Shares	$1,000.00	$1,022.80	$2.26	0.45%
	Class A Shares	$1,000.00	$1,021.00	$4.02	0.80%

U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,023.40	$1.61	0.32%
	Class A Shares	$1,000.00	$1,021.20	$3.87	0.77%
	Class C Shares	$1,000.00	$1,018.40	$6.62	1.32%

Active Interest Rate	Institutional Class Shares	$1,000.00	$1,022.00	$3.02	0.60%
Management Fund	Class A Shares	$1,000.00	$1,020.30	$4.77	0.95%
	Class C Shares (a)	$1,000.00	$1,022.30	$2.70	1.60%

Fusion Fund	Institutional Class Shares	$1,000.00	$1,015.60	$9.52	1.90%
	Class A Shares	$1,000.00	$1,013.10	$12.01	2.40%

Absolute Return Bull Bear	Institutional Class Shares	$1,000.00	$1,020.20	$4.87	0.97%
Bond Fund	Class A Shares	$1,000.00	$1,018.60	$6.47	1.29%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.
(a)	Class inception date 2/29/2012.

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Table of Contents

NestEgg Target Date Funds
Semi-Annual Report — April 30, 2012 (Unaudited)

President’s Letter to Shareholders	1

NestEgg Fund
Schedule of Portfolio of Investments	2
NestEgg 2020 Fund
Schedule of Portfolio of Investments	7
NestEgg 2030 Fund
Schedule of Portfolio of Investments	12
NestEgg 2040 Fund
Schedule of Portfolio of Investments	17
NestEgg 2050 Fund
Schedule of Portfolio of Investments	22

Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	34

Additional Fund Information
Portfolio Summaries	40
Table of Shareholder Expenses	41

A description of the policies and procedures that the funds use to determine how to vote proxies relating to the portfolios is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http//www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available (i) without charge, upon request, by calling toll-free 1-866-410-2006; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

NestEgg Target Date Funds

President’s Letter to Shareholders

Dear Fellow Shareholder:

I am pleased to present you with the Semi-Annual Report for the NestEgg Target Date Funds (the “Funds”) for the period ending April 30, 2012. The Funds’ first six months of the fiscal year was certainly a challenging one as anxiety prevailed in both the equity and fixed income markets. We continue to witness an unsettling market environment that has affected all types of asset classes and sectors, both domestic and international.

The issues facing some of the Euro-zone countries are having an effect on the U.S. markets, as well as international markets. The debt and unemployment numbers in Europe threaten growth, not only in Europe, but in the U.S. as well, as global financial markets have become more intertwined. At home, we have recently experienced some disappointing employment numbers of our own. Given that this is an election year, and we are not likely to see much compromise between the President and Congress, or within Congress itself, uncertainty may very well continue until after the November elections. Job creation, a massive budget deficit, a pending student loan crisis, and fading Federal Reserve options, continue to cast questions about whether or not we may dip into another recession. We are hopeful that we can avoid another recession.

Despite these disappointing economic conditions and continued uncertainty, our Funds have performed well compared to their peers and benchmarks.

Finally, we sadly note the passing of our trustee emeritus and former Chairman of the Board of Trustees, Richard Wedemeyer. For nearly 30 years Dick served many different mutual funds boards with great integrity and distinction, and for the past 6 years helped to guide the American Independence Funds. No one was more of an advocate of shareholders interests, while advising management with wisdom and intelligence. We will miss Dick and will seek to continue to live up to the high standards to which he held us.

We thank you for your continued support, and American Independence will continue to seek to provide additional services, improve existing ones, and build upon the existing strong foundation. Please do not hesitate to contact us with any questions at 866-410-2006. Have a safe and enjoyable summer.

Sincerely,

Eric M. Rubin
President
American Independence Funds Trust
American Independence Financial Services, LLC

The views and opinions in this report were current at the time it was written and reflect those of the Portfolio Manager(s). The views and opinions are not guarantees of performance or investment results and should not be taken as investment advice. The views expressed should not be relied upon as a forecast of the Fund’s future investment intent. Security positions can and do change. The Schedules of Portfolio of Investments following the Commentaries show the size of the Fund’s positions at period-end.

Important Disclosures

Investing in the Funds involves risk. Equity securities are more volatile and carry more risk than other forms of investments. The Funds may invest in small and mid-cap securities which are more volatile than large cap stocks; foreign investments may contain more risk due to inherent risk associated with changing political climate, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

For more complete information on the American Independence Funds, you can obtain a prospectus containing complete information for the funds by calling 866-410-2006, or by visiting www.aifunds.com. Please read the prospectus carefully before investing. You should consider the fund’s investment objectives, risks, charges, and expenses carefully before you invest or send money. Information about these and other important subjects is in the Funds’ prospectus.

Past performance does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original costs.

American Independence Financial Services, LLC is a limited liability company.

Shares of the American Independence Funds are distributed by Matrix Capital Group, Inc., which is not affiliated with American Independence Financial Services, LLC.

Not FDIC Insured - May Lose Value - No Bank Guarantee

1

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0%
Consumer Discretionary — 3.3%
AutoZone, Inc. (a)	60	23,770
Bayerische Motoren Werke AG (b)	300	28,516
Comcast Corp., Class A	968	29,359
Denny's Corp. (a)	7,109	29,431
DIRECTV, Class A (a)	551	27,148
Einstein Noah Restaurant Group, Inc.	1,710	24,196
Grupo Televisa SA - ADR (b)	1,010	22,190
Jamba, Inc. (a)	11,795	21,939
Johnson Controls, Inc.	1,155	36,925
LVMH Moet Hennessy Louis Vuitton SA (b)	150	24,849
Macy's, Inc.	500	20,510
Nordstrom, Inc.	553	30,891
Omnicom Group, Inc.	905	46,436
Sony Corp. (b)	623	10,269
Sotheby's	545	21,429
Starbucks Corp.	648	37,182
Target Corp.	720	41,717
Time Warner, Inc.	965	36,149
Toyota Motor Corp. (b)	503	20,822
Walt Disney Co. (The)	515	22,202
WPP PLC (b)	1,748	23,645
		579,575

Consumer Staples — 1.7%
Anheuser-Busch InBev NV (b)	358	25,803
Asahi Group Holdings, Ltd. (b)	936	21,137
CVS Caremark Corp.	603	26,906
Diageo PLC (b)	1,127	28,368
Diageo PLC - ADR (b)	506	51,167
Imperial Tobacco Group PLC (b)	639	25,552
Mead Johnson Nutrition Co.	62	5,305
Nestle SA (b)	417	25,544
Rite Aid Corp. (a)	17,034	24,699
Tesco PLC (b)	2,479	12,768
Unilever NV (b)	664	22,738
Wal-Mart Stores, Inc.	460	27,099
		297,086

Energy — 1.6%
BP PLC (b)	2,985	21,557
Canadian Natural Resources, Ltd. (b)	522	18,140
CNOOC, Ltd. - ADR (b)	108	22,858
ENI SpA (b)	889	19,734
Kosmos Energy Ltd. (a) (b)	1,240	15,103
Lukoil OAO - ADR (b)	390	23,926
Occidental Petroleum Corp.	710	64,766
Petroleo Brasileiro SA - ADR (b)	690	16,243
Royal Dutch Shell PLC, Class A (b)	679	24,166
Sasol, Ltd. - ADR (b)	490	23,241
Suncor Energy, Inc. (b)	560	18,498
Total SA (b)	312	14,897
		283,129

See Notes to Financial Statements

2

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)
Financials — 3.6%
Affiliated Managers Group, Inc. (a)	251	28,519
Aflac, Inc.	300	13,512
American Capital, Ltd. (a)	3,432	34,080
American International Group, Inc. (a)	1,170	39,815
Assured Guaranty, Ltd. (b)	1,100	15,598
AXA SA (a) (b)	1,106	15,665
Barclays PLC (b)	7,210	25,538
Blackstone Group LP	1,419	19,242
Capital One Financial Corp.	575	31,901
CBRE Group, Inc., Class A (a)	1,130	21,255
China Life Insurance Co., Ltd. - ADR (a) (b)	531	21,219
Citigroup, Inc.	575	18,998
DBS Group Holdings, Ltd. (b)	1,730	19,525
Franklin Resources, Inc.	265	33,260
Goldman Sachs Group, Inc. (The)	210	24,181
Hartford Financial Services Group, Inc.	822	16,892
HSBC Holdings PLC (b)	1,778	16,018
ICICI Bank, Ltd. - ADR (b)	434	14,708
ING Groep NV (a) (b)	2,200	15,513
KeyCorp	2,470	19,859
Manulife Financial Corp. (b)	1,000	13,676
Mitsubishi UFJ Financial Group, Inc. (b)	3,601	17,455
Mitsui Fudosan Co., Ltd. (b)	970	17,944
Radian Group, Inc.	7,711	24,058
SunTrust Banks, Inc.	875	21,245
Toronto-Dominion Bank (The) (b)	382	32,285
Wells Fargo & Co.	625	20,894
Westpac Banking Corp. (b)	928	21,978
		614,833

Health Care — 2.1%
Amarin Corp. PLC - ADR (a) (b)	890	10,867
Bruker Corp. (a)	1,305	19,614
Cardinal Health, Inc.	615	25,996
Celgene Corp. (a)	320	23,334
Covidien PLC (b)	790	43,632
Eisai Co., Ltd. (b)	450	17,585
Fresenius Medical Care AG & Co. KGaA (b)	244	17,321
Gilead Sciences, Inc. (a)	470	24,445
GlaxoSmithKline PLC (b)	715	16,535
Halozyme Therapeutics, Inc. (a)	1,265	10,234
Laboratory Corp. of America Holdings (a)	19	1,670
McKesson Corp.	460	42,049
Novartis AG (b)	371	20,458
Sanofi (b)	328	25,034
Smith & Nephew PLC (b)	1,790	17,619
Teva Pharmaceutical Industries, Ltd. - ADR (b)	423	19,348
Thermo Fisher Scientific, Inc.	615	34,225
		369,966

Industrials — 2.1%
ABB, Ltd. (a) (b)	824	15,016
Atlas Copco AB, Class A (b)	643	15,306
Brambles, Ltd. (b)	3,515	26,479
Cummins, Inc.	219	25,367

See Notes to Financial Statements

3

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)
Industrials — 2.1% (continued)
Eaton Corp.	441	21,247
Experian PLC (b)	1,828	28,851
General Dynamics Corp.	632	42,660
Ingersoll-Rand PLC (b)	860	36,567
Kennametal, Inc.	517	21,833
Komatsu, Ltd. (b)	500	14,498
L-3 Communications Holdings, Inc.	26	1,912
Mitsui & Co., Ltd. (b)	1,500	23,560
Polypore International, Inc. (a)	383	14,305
Raytheon Co.	755	40,876
Siemens AG (b)	157	14,541
Terex Corp. (a)	983	22,255
		365,273

Information Technology — 3.0%
Adobe Systems, Inc. (a)	650	21,814
Anixter International, Inc. (a)	395	27,089
Apple, Inc. (a)	70	40,897
Avnet, Inc. (a)	713	25,725
Bankrate, Inc. (a)	1,125	26,347
Broadcom Corp., Class A (a)	1	36
Canon, Inc. (b)	426	19,582
eBay, Inc. (a)	617	25,328
EMC Corp. (a)	2,523	71,174
Google, Inc., Class A (a)	35	21,183
Infosys, Ltd. - ADR (b)	355	16,809
Kyocera Corp. (b)	231	22,741
LG Display Co., Ltd. - ADR (a) (b)	2,010	22,452
Microsoft Corp.	1,097	35,126
MKS Instruments, Inc.	901	24,913
Power-One, Inc. (a)	5,210	22,299
SAP AG (b)	338	22,411
SunPower Corp. (a)	2,380	13,352
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	1,675	26,096
Telefonaktiebolaget LM Ericsson, Class B (b)	1,758	17,420
Web.com Group, Inc. (a)	1,500	19,425
		522,219

Materials — 1.6%
Allegheny Technologies, Inc.	379	16,274
Barrick Gold Corp. (b)	394	15,938
BASF SE (b)	227	18,687
BHP Billiton, Ltd. (b)	529	19,595
Cemex SAB de CV - ADR (a) (b)	2,222	16,069
CRH PLC (b)	805	16,265
Freeport-McMoRan Copper & Gold, Inc.	735	28,150
Materion Corp. (a)	442	10,922
Molycorp, Inc. (a)	648	17,535
Mosaic Co. (The)	660	34,861
Rio Tinto PLC (b)	280	15,598
Shin-Etsu Chemical Co., Ltd. (b)	384	22,317
Syngenta AG (b)	58	20,365
Vale SA - ADR (b)	690	15,318
		267,894

See Notes to Financial Statements

4

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)
Telecommunication Services — 0.9%
China Unicom Hong Kong, Ltd. - ADR (b)	982	17,067
Chunghwa Telecom Co., Ltd. - ADR (b)	764	23,669
Iridium Communications, Inc. (a)	2,400	21,096
KDDI Corp. (b)	4	26,303
Koninklijke KPN NV (b)	1,150	10,322
NII Holdings, Inc. (a)	599	8,383
SK Telecom Co., Ltd. - ADR (b)	1,195	16,156
Telefonica SA (b)	807	11,761
Vodafone Group PLC (b)	5,950	16,464
		151,221

Utilities — 0.1%
AES Corp. (The) (a)	1,614	20,207
Total Common Stocks (Cost $3,152,621)		3,471,403

	Principal ($)
U.S. Treasury Obligations — 75.5%
U.S. Treasury Bonds — 7.7%
8.00%, 11/15/21	655,000	1,014,533
6.50%, 11/15/26	215,000	321,392
		1,335,925

U.S. Treasury Notes — 67.8%
1.38%, 5/15/13	1,759,000	1,780,507
3.13%, 8/31/13	1,482,000	1,538,965
2.25%, 5/31/14	2,087,000	2,172,110
2.50%, 4/30/15	2,085,000	2,215,313
2.75%, 11/30/16	1,678,000	1,830,331
3.50%, 2/15/18	854,000	973,093
3.13%, 5/15/19	770,000	864,746
3.13%, 5/15/21	384,000	428,130
		11,803,195
Total U.S. Treasury Obligations (Cost $12,998,458)		13,139,120

	Shares
Short-Term Investments — 3.8%
Money Market Funds — 3.8%
Dreyfus Cash Management, Institutional Shares, 0.06% (c)	279,605	279,605
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	375,911	375,911
Total Short-Term Investments (Cost $655,516)		655,516

Total Investments (Cost $16,806,595(d)) — 99.3%		$17,266,039

Other assets in excess of liabilities — 0.7%		129,507

NET ASSETS — 100.0%		$17,395,546

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/12.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Financial Statements

5

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	April 30, 2012 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,471,403	$—	$—	$3,471,403
U.S. Treasury Obligations	—	13,139,120	—	13,139,120
Short-Term Investments	655,516	—	—	655,516
Total Investments	$4,126,919	$13,139,120	$—	$17,266,039

See Notes to Financial Statements

6

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 41.3%
Consumer Discretionary — 6.9%
AutoZone, Inc. (a)	320	126,771
Bayerische Motoren Werke AG (b)	1,403	133,362
Carnival PLC (b)	1,579	51,328
Comcast Corp., Class A	4,604	139,639
Crown Ltd. (b)	6,500	61,631
Denny's Corp. (a)	33,712	139,568
DIRECTV, Class A (a)	2,625	129,334
Einstein Noah Restaurant Group, Inc.	8,007	113,299
Grupo Televisa SA - ADR (b)	3,447	75,731
Jamba, Inc. (a)	56,065	104,281
Johnson Controls, Inc.	5,980	191,181
LVMH Moet Hennessy Louis Vuitton SA (b)	524	86,806
Macy's, Inc.	2,390	98,038
Nordstrom, Inc.	2,625	146,632
Omnicom Group, Inc.	4,790	245,775
Sony Corp. (b)	2,172	35,801
Sotheby's	2,570	101,052
Starbucks Corp.	3,513	201,576
Target Corp.	3,690	213,799
Time Warner, Inc.	4,940	185,052
Toyota Motor Corp. (b)	1,753	72,566
Walt Disney Co. (The)	2,400	103,464
WPP PLC (b)	5,897	79,768
		2,836,454

Consumer Staples — 3.7%
Anheuser-Busch InBev NV (b)	1,732	124,834
Asahi Group Holdings, Ltd. (b)	3,264	73,710
CVS Caremark Corp.	2,867	127,926
Diageo PLC (b)	5,052	127,165
Diageo PLC - ADR (b)	2,514	254,216
Imperial Tobacco Group PLC (b)	3,041	121,605
Kao Corp. (b)	2,573	69,191
Nestle SA (b)	1,985	121,595
Rite Aid Corp. (a)	81,069	117,550
Tesco PLC (b)	17,726	91,294
Unilever NV (b)	3,964	135,743
Wal-Mart Stores, Inc.	2,330	137,260
		1,502,089

Energy — 3.0%
BP PLC (b)	10,509	75,895
Canadian Natural Resources, Ltd. (b)	2,499	86,840
CNOOC, Ltd. - ADR (b)	367	77,676
ENI SpA (b)	3,101	68,837
Kosmos Energy Ltd. (a) (b)	5,805	70,705
Lukoil OAO - ADR (b)	1,330	81,596
Occidental Petroleum Corp.	3,544	323,284
Petroleo Brasileiro SA - ADR (b)	2,360	55,554
Royal Dutch Shell PLC, Class A (b)	2,596	92,392
Sasol, Ltd. - ADR (b)	1,680	79,682
Suncor Energy, Inc. (b)	3,655	120,730
Total SA (b)	2,093	99,932
		1,233,123

See Notes to Financial Statements

7

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 41.3% (continued)
Financials — 7.3%
Affiliated Managers Group, Inc. (a)	1,205	136,912
Aflac, Inc.	1,000	45,040
Allianz SE (b)	704	78,446
American Capital, Ltd. (a)	16,298	161,839
American International Group, Inc. (a)	5,750	195,672
Assured Guaranty, Ltd. (b)	5,150	73,027
AXA SA (a) (b)	3,859	54,657
Barclays PLC (b)	25,311	89,651
Blackstone Group LP	7,080	96,005
Capital One Financial Corp.	2,930	162,556
CBRE Group, Inc., Class A (a)	5,350	100,633
China Life Insurance Co., Ltd. - ADR (a) (b)	1,802	72,008
Citigroup, Inc.	2,890	95,486
Credit Suisse Group AG (a) (b)	2,200	52,622
DBS Group Holdings, Ltd. (b)	6,033	68,057
Franklin Resources, Inc.	1,280	160,653
Goldman Sachs Group, Inc. (The)	1,065	122,635
Hartford Financial Services Group, Inc.	3,934	80,844
HSBC Holdings PLC (b)	12,477	112,402
ICICI Bank, Ltd. - ADR (b)	2,523	85,504
ING Groep NV (a) (b)	7,050	49,712
KeyCorp	12,350	99,294
Manulife Financial Corp. (b)	3,400	46,499
Mitsubishi UFJ Financial Group, Inc. (b)	12,560	60,881
Mitsui Fudosan Co., Ltd. (b)	3,745	69,281
Radian Group, Inc.	35,119	109,571
SunTrust Banks, Inc.	4,390	106,589
Toronto-Dominion Bank (The) (b)	1,892	159,906
Wells Fargo & Co.	3,125	104,469
Westpac Banking Corp. (b)	5,918	140,159
		2,991,010

Health Care — 4.3%
Amarin Corp. PLC - ADR (a) (b)	4,185	51,099
Bruker Corp. (a)	6,210	93,336
Cardinal Health, Inc.	3,001	126,852
Celgene Corp. (a)	1,514	110,401
Covidien PLC (b)	4,140	228,652
Eisai Co., Ltd. (b)	1,700	66,433
Fresenius Medical Care AG & Co. KGaA (b)	835	59,276
Gilead Sciences, Inc. (a)	2,220	115,462
GlaxoSmithKline PLC (b)	2,450	56,660
Halozyme Therapeutics, Inc. (a)	6,020	48,702
McKesson Corp.	2,290	209,329
Novartis AG (b)	2,254	124,291
Sanofi (b)	1,599	122,043
Smith & Nephew PLC (b)	9,450	93,015
Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,443	66,003
Thermo Fisher Scientific, Inc.	3,455	192,271
		1,763,825

Industrials — 4.5%
ABB, Ltd. (a) (b)	5,569	101,483
Atlas Copco AB, Class A (b)	2,856	67,987

See Notes to Financial Statements

8

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 41.3% (continued)
Industrials — 4.5% (continued)
Brambles, Ltd. (b)	12,257	92,336
Canadian Pacific Railway Ltd. (b)	790	61,209
Cummins, Inc.	1,018	117,915
Eaton Corp.	2,097	101,034
Experian PLC (b)	6,374	100,599
General Dynamics Corp.	3,218	217,215
Ingersoll-Rand PLC (b)	4,345	184,749
Kennametal, Inc.	2,463	104,013
Komatsu, Ltd. (b)	1,740	50,452
Mitsui & Co., Ltd. (b)	3,500	54,972
Polypore International, Inc. (a)	1,852	69,172
Raytheon Co.	3,845	208,168
Siemens AG (b)	1,226	113,551
Sumitomo Electric Industries, Ltd. (b)	5,805	79,179
Terex Corp. (a)	4,657	105,435
		1,829,469

Information Technology — 5.8%
Adobe Systems, Inc. (a)	3,200	107,392
Anixter International, Inc. (a)	1,865	127,902
Apple, Inc. (a)	325	189,878
Avnet, Inc. (a)	3,378	121,878
Bankrate, Inc. (a)	4,540	106,327
Canon, Inc. (b)	1,484	68,215
eBay, Inc. (a)	2,943	120,810
EMC Corp. (a)	11,634	328,195
Google, Inc., Class A (a)	173	104,705
Infosys, Ltd. - ADR (b)	1,205	57,057
Keyence Corp. (b)	329	78,106
Kyocera Corp. (b)	795	78,265
LG Display Co., Ltd. - ADR (a) (b)	6,820	76,179
Microsoft Corp.	5,197	166,408
MKS Instruments, Inc.	4,283	118,425
Power-One, Inc. (a)	24,758	105,964
SAP AG (b)	1,770	117,358
SunPower Corp. (a)	11,055	62,019
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	5,680	88,494
Telefonaktiebolaget LM Ericsson, Class B (b)	6,234	61,771
Web.com Group, Inc. (a)	7,050	91,298
		2,376,646

Materials — 3.4%
Allegheny Technologies, Inc.	1,782	76,519
ArcelorMittal - ADR (b)	4,355	75,472
Barrick Gold Corp. (b)	1,372	55,499
BASF SE (b)	1,595	131,302
BHP Billiton, Ltd. (b)	3,257	120,643
Cemex SAB de CV - ADR (a) (b)	452	3,271
Coeur d'Alene Mines Corp. (a)	3	65
CRH PLC (b)	4,106	82,962
Freeport-McMoRan Copper & Gold, Inc.	4,125	157,988
Materion Corp. (a)	2,098	51,842
Molycorp, Inc. (a)	3,123	84,508
Mosaic Co. (The)	3,530	186,455

See Notes to Financial Statements

9

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 41.3% (continued)
Materials — 3.4% (continued)
Rio Tinto PLC (b)	1,886	105,062
Shin-Etsu Chemical Co., Ltd. (b)	1,338	77,760
Syngenta AG (b)	381	133,779
Vale SA - ADR (b)	2,342	51,992
		1,395,119

Telecommunication Services — 1.8%
China Unicom Hong Kong, Ltd. - ADR (b)	4,774	82,972
Chunghwa Telecom Co., Ltd. - ADR (b)	2,592	80,300
Iridium Communications, Inc. (a)	11,315	99,459
KDDI Corp. (b)	13	85,483
Koninklijke KPN NV (b)	4,200	37,699
NII Holdings, Inc. (a)	2,840	39,746
SK Telecom Co., Ltd. - ADR (b)	4,088	55,270
Telefonica SA (b)	2,813	40,996
VimpelCom, Ltd. - ADR (b)	7,310	74,489
Vodafone Group PLC (b)	53,300	147,484
		743,898

Utilities — 0.6%
AES Corp. (The) (a)	7,638	95,627
CLP Holdings, Ltd. (b)	8,251	70,667
Korea Electric Power Corp. - ADR (a) (b)	5,600	53,200
		219,494
Total Common Stocks (Cost $15,496,533)		16,891,127

	Principal ($)
U.S. Treasury Obligations — 54.2%
U.S. Treasury Bonds — 5.5%
8.00%, 11/15/21	1,098,000	1,700,699
6.50%, 11/15/26	364,000	544,123
		2,244,822

U.S. Treasury Notes — 48.7%
1.38%, 5/15/13	2,931,000	2,966,837
3.13%, 8/31/13	2,469,000	2,563,903
2.25%, 5/31/14	3,704,000	3,855,053
2.50%, 4/30/15	3,480,000	3,697,500
2.75%, 11/30/16	2,808,000	3,062,913
3.50%, 2/15/18	1,432,000	1,631,697
3.13%, 5/15/19	1,289,000	1,447,608
3.13%, 5/15/21	644,000	718,010
		19,943,521
Total U.S. Treasury Obligations (Cost $21,928,094)		22,188,343

See Notes to Financial Statements

10

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investments — 4.1%
Money Market Funds — 4.1%
Dreyfus Cash Management, Institutional Shares, 0.06% (c)	597,877	597,877
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,083,953	1,083,953
Total Short-Term Investments (Cost $1,681,830)		1,681,830

Total Investments (Cost $39,106,457(d)) — 99.6%		$40,761,300

Other assets in excess of liabilities — 0.4%		162,330

NET ASSETS — 100.0%		$40,923,630

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/12.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$16,891,127	$—	$—	$16,891,127
U.S. Treasury Obligations	—	22,188,343	—	22,188,343
Short-Term Investments	1,681,830	—	—	1,681,830
Total Investments	$18,572,957	$22,188,343	$—	$40,761,300

See Notes to Financial Statements

11

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 59.3%
Consumer Discretionary — 9.8%
AutoZone, Inc. (a)	370	146,579
Bayerische Motoren Werke AG (b)	1,542	146,574
Carnival PLC (b)	1,759	57,179
Comcast Corp., Class A	5,573	169,029
Crown Ltd. (b)	11,200	106,196
Denny's Corp. (a)	40,910	169,367
DIRECTV, Class A (a)	3,189	157,122
Einstein Noah Restaurant Group, Inc.	9,656	136,632
Grupo Televisa SA - ADR (b)	3,732	81,992
Jamba, Inc. (a)	68,076	126,621
Johnson Controls, Inc.	6,965	222,671
LVMH Moet Hennessy Louis Vuitton SA (b)	566	93,764
Macy's, Inc.	2,855	117,112
Nordstrom, Inc.	3,190	178,193
Omnicom Group, Inc.	5,635	289,132
Sony Corp. (b)	2,348	38,702
Sotheby's	3,115	122,482
Starbucks Corp.	4,074	233,766
Target Corp.	4,325	250,591
Time Warner, Inc.	5,790	216,894
Toyota Motor Corp. (b)	1,896	78,486
Walt Disney Co. (The)	2,910	125,450
WPP PLC (b)	6,393	86,478
		3,351,012

Consumer Staples — 5.6%
Anheuser-Busch InBev NV (b)	2,569	185,162
Asahi Group Holdings, Ltd. (b)	3,529	79,694
CVS Caremark Corp.	3,478	155,188
Diageo PLC (b)	6,649	167,363
Diageo PLC - ADR (b)	2,969	300,225
Imperial Tobacco Group PLC (b)	4,345	173,749
Kao Corp. (b)	2,782	74,812
Nestle SA (b)	3,332	204,109
Rite Aid Corp. (a)	99,522	144,307
Tesco PLC (b)	21,013	108,223
Unilever NV (b)	4,368	149,578
Wal-Mart Stores, Inc.	2,790	164,359
		1,906,769

Energy — 4.2%
BP PLC (b)	11,255	81,283
Canadian Natural Resources, Ltd. (b)	3,027	105,188
CNOOC, Ltd. - ADR (b)	400	84,660
ENI SpA (b)	3,353	74,431
Kosmos Energy Ltd. (a) (b)	7,090	86,356
Lukoil OAO - ADR (b)	1,445	88,651
Occidental Petroleum Corp.	4,132	376,921
Petroleo Brasileiro SA - ADR (b)	2,560	60,262
Royal Dutch Shell PLC, Class A (b)	4,034	143,571
Sasol, Ltd. - ADR (b)	1,815	86,086
Suncor Energy, Inc. (b)	3,830	126,510
Total SA (b)	2,808	134,070
		1,447,989

See Notes to Financial Statements

12

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 59.3% (continued)
Financials — 10.3%
Affiliated Managers Group, Inc. (a)	1,464	166,340
Aflac, Inc.	1,100	49,544
Allianz SE (b)	746	83,126
American Capital, Ltd. (a)	19,775	196,366
American International Group, Inc. (a)	6,965	237,019
Assured Guaranty, Ltd. (b)	6,280	89,050
AXA SA (a) (b)	4,172	59,090
Barclays PLC (b)	27,744	98,269
Blackstone Group LP	8,556	116,019
Capital One Financial Corp.	3,435	190,574
CBRE Group, Inc., Class A (a)	6,300	118,503
China Life Insurance Co., Ltd. - ADR (a) (b)	1,605	64,136
Citigroup, Inc.	3,490	115,310
Credit Suisse Group AG (a) (b)	3,114	74,483
DBS Group Holdings, Ltd. (b)	6,524	73,596
Franklin Resources, Inc.	1,490	187,010
Goldman Sachs Group, Inc. (The)	1,250	143,937
Hartford Financial Services Group, Inc.	4,766	97,941
HSBC Holdings PLC (b)	13,741	123,789
ICICI Bank, Ltd. - ADR (b)	3,304	111,973
ING Groep NV (a) (b)	7,569	53,372
KeyCorp	14,900	119,796
Manulife Financial Corp. (b)	3,800	51,969
Mitsubishi UFJ Financial Group, Inc. (b)	13,581	65,830
Mitsui Fudosan Co., Ltd. (b)	4,050	74,923
Radian Group, Inc.	42,532	132,700
SunTrust Banks, Inc.	5,300	128,684
Toronto-Dominion Bank (The) (b)	1,999	168,949
Wells Fargo & Co.	3,775	126,198
Westpac Banking Corp. (b)	8,063	190,960
		3,509,456

Health Care — 6.3%
Amarin Corp. PLC - ADR (a) (b)	5,005	61,111
Bruker Corp. (a)	7,535	113,251
Cardinal Health, Inc.	3,529	149,171
Celgene Corp. (a)	1,827	133,225
Covidien PLC (b)	4,795	264,828
Eisai Co., Ltd. (b)	1,800	70,341
Fresenius Medical Care AG & Co. KGaA (b)	1,161	82,419
Gilead Sciences, Inc. (a)	2,700	140,427
GlaxoSmithKline PLC (b)	3,000	69,379
Halozyme Therapeutics, Inc. (a)	7,155	57,884
McKesson Corp.	2,886	263,809
Novartis AG (b)	2,649	146,072
Sanofi (b)	2,066	157,686
Smith & Nephew PLC (b)	15,395	151,532
Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,561	71,400
Thermo Fisher Scientific, Inc.	4,000	222,600
		2,155,135

Industrials — 6.3%
ABB, Ltd. (a) (b)	7,928	144,471
Atlas Copco AB, Class B (b)	2,757	57,878
Brambles, Ltd. (b)	13,253	99,839

See Notes to Financial Statements

13

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 59.3% (continued)
Industrials — 6.3% (continued)
Canadian Pacific Railway Ltd. (b)	1,355	104,985
Cummins, Inc.	1,236	143,166
Eaton Corp.	2,528	121,799
Experian PLC (b)	6,892	108,775
General Dynamics Corp.	3,805	256,837
Ingersoll-Rand PLC (b)	5,195	220,891
Kennametal, Inc.	3,004	126,859
Komatsu, Ltd. (b)	1,960	56,831
Mitsui & Co., Ltd. (b)	3,900	61,255
Polypore International, Inc. (a)	2,272	84,859
Raytheon Co.	4,505	243,901
Siemens AG (b)	1,290	119,479
Sumitomo Electric Industries, Ltd. (b)	6,277	85,617
Terex Corp. (a)	5,649	127,893
		2,165,335

Information Technology — 8.3%
Adobe Systems, Inc. (a)	3,930	131,891
Anixter International, Inc. (a)	2,265	155,334
Apple, Inc. (a)	396	231,359
Avnet, Inc. (a)	4,092	147,639
Bankrate, Inc. (a)	5,550	129,981
Canon, Inc. (b)	1,605	73,777
eBay, Inc. (a)	3,582	147,041
EMC Corp. (a)	13,851	390,737
Google, Inc., Class A (a)	205	124,072
Infosys, Ltd. - ADR (b)	1,305	61,792
Keyence Corp. (b)	333	79,150
Kyocera Corp. (b)	868	85,452
LG Display Co., Ltd. - ADR (a) (b)	7,220	80,647
Microsoft Corp.	6,407	205,152
MKS Instruments, Inc.	5,202	143,835
Power-One, Inc. (a)	30,041	128,576
SAP AG (b)	2,347	155,616
SunPower Corp. (a)	13,330	74,781
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	6,150	95,817
Telefonaktiebolaget LM Ericsson, Class B (b)	8,279	82,035
Web.com Group, Inc. (a)	8,575	111,046
		2,835,730

Materials — 4.9%
Allegheny Technologies, Inc.	2,176	93,438
APERAM - ADR (b)	118	1,961
ArcelorMittal - ADR (b)	5,155	89,336
Barrick Gold Corp. (b)	2,184	88,346
BASF SE (b)	2,260	186,045
BHP Billiton, Ltd. (b)	4,239	157,018
Cemex SAB de CV - ADR (a) (b)	734	5,307
Coeur d'Alene Mines Corp. (a)	3	65
CRH PLC (b)	2,880	58,191
Freeport-McMoRan Copper & Gold, Inc.	4,780	183,074
Materion Corp. (a)	2,504	61,874
Molycorp, Inc. (a)	3,807	103,017
Mosaic Co. (The)	4,095	216,298
Rio Tinto PLC (b)	2,433	135,533

See Notes to Financial Statements

14

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 59.3% (continued)
Materials — 4.9% (continued)
Shin-Etsu Chemical Co., Ltd. (b)	1,447	84,094
Syngenta AG (b)	405	142,206
Vale SA - ADR (b)	2,547	56,543
		1,662,346

Telecommunication Services — 2.5%
China Unicom Hong Kong, Ltd. - ADR (b)	5,638	97,988
Chunghwa Telecom Co., Ltd. - ADR (b)	2,824	87,487
Iridium Communications, Inc. (a)	13,820	121,478
KDDI Corp. (b)	14	92,059
Koninklijke KPN NV (b)	6,560	58,882
NII Holdings, Inc. (a)	3,450	48,283
SK Telecom Co., Ltd. - ADR (b)	4,432	59,921
Telefonica SA (b)	3,042	44,334
VimpelCom, Ltd. - ADR (b)	7,440	75,814
Vodafone Group PLC (b)	65,670	181,712
		867,958

Utilities — 1.1%
AES Corp. (The) (a)	9,274	116,110
CLP Holdings, Ltd. (b)	8,922	76,414
Huaneng Power International, Inc. - ADR (a) (b)	4,640	110,386
Korea Electric Power Corp. - ADR (a) (b)	6,070	57,665
		360,575
Total Common Stocks (Cost $18,669,614)		20,262,305

	Principal ($)
U.S. Treasury Obligations — 35.2%
U.S. Treasury Bonds — 3.6%
8.00%, 11/15/21	603,000	933,991
6.50%, 11/15/26	197,000	294,484
		1,228,475

U.S. Treasury Notes — 31.6%
1.38%, 5/15/13	1,587,000	1,606,404
3.13%, 8/31/13	1,337,000	1,388,391
2.25%, 5/31/14	2,006,000	2,087,807
2.50%, 4/30/15	1,884,000	2,001,750
2.75%, 11/30/16	1,519,000	1,656,896
3.50%, 2/15/18	774,000	881,937
3.13%, 5/15/19	706,000	792,871
3.13%, 5/15/21	349,000	389,108
		10,805,164
Total U.S. Treasury Obligations (Cost $11,883,015)		12,033,639

See Notes to Financial Statements

15

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investments — 4.8%
Money Market Funds — 4.8%
Dreyfus Cash Management, Institutional Shares, 0.06% (c)	457,270	457,270
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,165,213	1,165,213
Total Short-Term Investments (Cost $1,622,483)		1,622,483

Total Investments (Cost $32,175,112(d)) — 99.3%		$33,918,427

Other assets in excess of liabilities — 0.7%		238,691

NET ASSETS — 100.0%		$34,157,118

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/12.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$20,262,305	$—	$—	$20,262,305
U.S. Treasury Obligations	—	12,033,639	—	12,033,639
Short-Term Investments	1,622,483	—	—	1,622,483
Total Investments	$21,884,788	$12,033,639	$—	$33,918,427

See Notes to Financial Statements

16

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 78.4%
Consumer Discretionary — 13.0%
AutoZone, Inc. (a)	550	217,888
Bayerische Motoren Werke AG (b)	1,862	176,992
Carnival PLC (b)	2,877	93,522
Comcast Corp., Class A	8,263	250,617
Crown Ltd. (b)	16,800	159,293
Denny's Corp. (a)	60,584	250,818
DIRECTV, Class A (a)	4,730	233,047
Einstein Noah Restaurant Group, Inc.	17,161	242,828
Grupo Televisa SA - ADR (b)	7,756	170,399
Jamba, Inc. (a)	101,716	189,192
Johnson Controls, Inc.	10,305	329,451
LVMH Moet Hennessy Louis Vuitton SA (b)	867	143,628
Macy's, Inc.	4,235	173,720
Nordstrom, Inc.	4,732	264,329
Omnicom Group, Inc.	8,285	425,103
Sony Corp. (b)	3,596	59,273
Sotheby's	4,580	180,085
Starbucks Corp.	6,013	345,026
Target Corp.	6,405	371,106
Time Warner, Inc.	8,580	321,407
Toyota Motor Corp. (b)	2,903	120,170
Walt Disney Co. (The)	4,335	186,882
WPP PLC (b)	9,796	132,509
		5,037,285

Consumer Staples — 7.3%
Anheuser-Busch InBev NV (b)	3,826	275,760
Asahi Group Holdings, Ltd. (b)	5,404	122,037
CVS Caremark Corp.	5,150	229,793
Diageo PLC (b)	8,847	222,690
Diageo PLC - ADR (b)	4,622	467,376
Imperial Tobacco Group PLC (b)	5,406	216,177
Kao Corp. (b)	4,260	114,557
Nestle SA (b)	4,995	305,979
Rite Aid Corp. (a)	148,727	215,654
Tesco PLC (b)	32,231	165,999
Unilever NV (b)	6,548	224,230
Wal-Mart Stores, Inc.	4,285	252,429
		2,812,681

Energy — 5.7%
BP PLC (b)	17,436	125,921
Canadian Natural Resources, Ltd. (b)	4,479	155,645
CNOOC, Ltd. - ADR (b)	587	124,239
ENI SpA (b)	4,765	105,776
Kosmos Energy Ltd. (a) (b)	10,570	128,743
Lukoil OAO - ADR (b)	2,140	131,289
Occidental Petroleum Corp.	6,072	553,888
Petroleo Brasileiro SA - ADR (b)	3,595	84,626
Royal Dutch Shell PLC, Class A (b)	7,051	250,947
Sasol, Ltd. - ADR (b)	2,700	128,061
Suncor Energy, Inc. (b)	7,830	258,635
Total SA (b)	3,244	154,887
		2,202,657

See Notes to Financial Statements

17

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 78.4% (continued)
Financials — 13.2%
Affiliated Managers Group, Inc. (a)	2,164	245,874
Aflac, Inc.	1,600	72,064
Allianz SE (b)	1,089	121,346
American Capital, Ltd. (a)	29,288	290,830
American International Group, Inc. (a)	10,515	357,825
Assured Guaranty, Ltd. (b)	9,300	131,874
AXA SA (a) (b)	6,389	90,491
Barclays PLC (b)	43,847	155,305
Blackstone Group LP	13,000	176,280
Capital One Financial Corp.	5,095	282,671
CBRE Group, Inc., Class A (a)	9,400	176,814
China Life Insurance Co., Ltd. - ADR (a) (b)	2,690	107,492
Citigroup, Inc.	5,315	175,608
Credit Suisse Group AG (a) (b)	4,819	115,265
DBS Group Holdings, Ltd. (b)	9,990	112,695
Franklin Resources, Inc.	2,165	271,729
Goldman Sachs Group, Inc. (The)	1,850	213,027
Hartford Financial Services Group, Inc.	7,063	145,145
HSBC Holdings PLC (b)	20,659	186,111
ICICI Bank, Ltd. - ADR (b)	4,759	161,283
ING Groep NV (a) (b)	11,590	81,725
KeyCorp	22,720	182,669
Manulife Financial Corp. (b)	6,300	86,160
Mitsubishi UFJ Financial Group, Inc. (b)	20,797	100,807
Mitsui Fudosan Co., Ltd. (b)	6,202	114,734
Radian Group, Inc.	63,440	197,933
SunTrust Banks, Inc.	8,070	195,940
Toronto-Dominion Bank (The) (b)	3,071	259,551
Wells Fargo & Co.	5,745	192,055
Westpac Banking Corp. (b)	5,299	125,499
		5,126,802

Health Care — 8.2%
Amarin Corp. PLC - ADR (a) (b)	7,240	88,400
Bruker Corp. (a)	11,165	167,810
Cardinal Health, Inc.	4,761	201,247
Celgene Corp. (a)	2,716	198,051
Covidien PLC (b)	7,085	391,305
Eisai Co., Ltd. (b)	2,900	113,327
Fresenius Medical Care AG & Co. KGaA (b)	1,877	133,248
Gilead Sciences, Inc. (a)	4,005	208,300
GlaxoSmithKline PLC (b)	4,380	101,293
Halozyme Therapeutics, Inc. (a)	10,845	87,736
McKesson Corp.	4,104	375,147
Novartis AG (b)	3,517	193,936
Sanofi (b)	3,218	245,612
Smith & Nephew PLC (b)	24,475	240,905
Teva Pharmaceutical Industries, Ltd. - ADR (b)	2,298	105,110
Thermo Fisher Scientific, Inc.	5,915	329,170
		3,180,597

Industrials — 8.5%
ABB, Ltd. (a) (b)	11,668	212,625
Atlas Copco AB, Class B (b)	4,253	89,283

See Notes to Financial Statements

18

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 78.4% (continued)
Industrials — 8.5% (continued)
Brambles, Ltd. (b)	20,296	152,896
Canadian Pacific Railway Ltd. (b)	2,030	157,284
Cummins, Inc.	1,830	211,969
Eaton Corp.	3,820	184,048
Experian PLC (b)	10,554	166,571
General Dynamics Corp.	5,868	396,090
Ingersoll-Rand PLC (b)	7,980	339,310
Kennametal, Inc.	4,443	187,628
Komatsu, Ltd. (b)	3,200	92,785
Mitsui & Co., Ltd. (b)	6,400	100,521
Polypore International, Inc. (a)	3,385	126,430
Raytheon Co.	6,685	361,926
Siemens AG (b)	2,010	186,164
Sumitomo Electric Industries, Ltd. (b)	9,613	131,119
Terex Corp. (a)	8,216	186,010
		3,282,659

Information Technology — 11.1%
Adobe Systems, Inc. (a)	5,855	196,494
Anixter International, Inc. (a)	3,390	232,486
Apple, Inc. (a)	587	342,949
Avnet, Inc. (a)	6,072	219,078
Bankrate, Inc. (a)	7,350	172,137
Canon, Inc. (b)	2,458	112,987
eBay, Inc. (a)	5,326	218,632
EMC Corp. (a)	20,406	575,653
Google, Inc., Class A (a)	331	200,331
Infosys, Ltd. - ADR (b)	2,755	130,449
Keyence Corp. (b)	528	125,387
Kyocera Corp. (b)	1,347	132,608
LG Display Co., Ltd. - ADR (a) (b)	10,680	119,296
Microsoft Corp.	9,838	315,013
MKS Instruments, Inc.	7,714	213,292
Power-One, Inc. (a)	44,846	191,941
SAP AG (b)	3,517	233,191
SunPower Corp. (a)	20,050	112,481
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	9,090	141,622
Telefonaktiebolaget LM Ericsson, Class B (b)	12,738	126,218
Web.com Group, Inc. (a)	12,750	165,112
		4,277,357

Materials — 6.7%
Allegheny Technologies, Inc.	3,218	138,181
APERAM - ADR (b)	184	3,058
ArcelorMittal - ADR (b)	7,430	128,762
Barrick Gold Corp. (b)	3,472	140,448
BASF SE (b)	2,985	245,727
BHP Billiton, Ltd. (b)	6,590	244,102
Cemex SAB de CV - ADR (a) (b)	1,056	7,634
Coeur d'Alene Mines Corp. (a)	1	22
CRH PLC (b)	7,449	150,508
Freeport-McMoRan Copper & Gold, Inc.	7,065	270,590
Materion Corp. (a)	3,707	91,600
Molycorp, Inc. (a)	5,622	152,131

See Notes to Financial Statements

19

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 78.4% (continued)
Materials — 6.7% (continued)
Mosaic Co. (The)	6,055	319,825
Rio Tinto PLC (b)	3,826	213,132
Shin-Etsu Chemical Co., Ltd. (a) (b)	2,215	128,727
Syngenta AG (b)	609	213,836
Vale SA - ADR (b)	5,957	132,245
		2,580,528

Telecommunication Services — 3.4%
China Unicom Hong Kong, Ltd. - ADR (b)	8,260	143,559
Chunghwa Telecom Co., Ltd. - ADR (b)	4,240	131,355
Iridium Communications, Inc. (a)	20,460	179,843
KDDI Corp. (b)	21	138,089
Koninklijke KPN NV (b)	10,700	96,043
NII Holdings, Inc. (a)	5,118	71,627
SK Telecom Co., Ltd. - ADR (b)	6,541	88,434
Telefonica SA (b)	4,658	67,885
VimpelCom, Ltd. - ADR (b)	14,000	142,660
Vodafone Group PLC (b)	96,985	268,362
		1,327,857

Utilities — 1.3%
AES Corp. (The) (a)	13,728	171,875
CLP Holdings, Ltd. (b)	13,662	117,010
Huaneng Power International, Inc. - ADR (a) (b)	6,255	148,806
Korea Electric Power Corp. - ADR (a) (b)	8,990	85,405
		523,096
Total Common Stocks (Cost $28,125,508)		30,351,519

	Principal ($)
U.S. Treasury Obligations — 16.0%
U.S. Treasury Bonds — 1.6%
8.00%, 11/15/21	306,000	473,965
6.50%, 11/15/26	98,000	146,495
		620,460

U.S. Treasury Notes — 14.4%
1.38%, 5/15/13	816,000	825,977
3.13%, 8/31/13	688,000	714,445
2.25%, 5/31/14	1,032,000	1,074,086
2.50%, 4/30/15	975,000	1,035,938
2.75%, 11/30/16	787,000	858,445
3.50%, 2/15/18	401,000	456,921
3.13%, 5/15/19	368,000	413,281
3.13%, 5/15/21	179,000	199,571
		5,578,664
Total U.S. Treasury Obligations (Cost $6,125,432)		6,199,124

See Notes to Financial Statements

20

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investments — 4.8%
Money Market Funds — 4.8%
Dreyfus Cash Management, Institutional Shares, 0.06% (c)	673,711	673,711
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,176,571	1,176,571
Total Short-Term Investments (Cost $1,850,282)		1,850,282

Total Investments (Cost $36,101,222(d)) — 99.2%		$38,400,925

Other assets in excess of liabilities — 0.8%		293,355

NET ASSETS — 100.0%		$38,694,280

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/12.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$30,351,519	$—	$—	$30,351,519
U.S. Treasury Obligations	—	6,199,124	—	6,199,124
Short-Term Investments	1,850,282	—	—	1,850,282
Total Investments	$32,201,801	$6,199,124	$—	$38,400,925

See Notes to Financial Statements

21

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2050 Fund	April 30, 2012 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 92.4%
iShares MSCI EAFE Index Fund	51,520	2,769,200
iShares S&P 500 Index Fund	34,654	4,861,263
Total Investment Companies (Cost $7,117,749)		7,630,463

	Principal ($)
U.S. Treasury Obligations — 2.8%
U.S. Treasury Bonds — 0.3%
8.00%, 11/15/21	11,000	17,038
6.50%, 11/15/26	2,000	2,990
		20,028

U.S. Treasury Notes — 2.5%
1.38%, 5/15/13	29,000	29,355
3.13%, 8/31/13	25,000	25,961
2.25%, 5/31/14	40,000	41,631
2.50%, 4/30/15	37,000	39,312
2.75%, 11/30/16	30,000	32,723
3.50%, 2/15/18	15,000	17,092
3.13%, 5/15/19	14,000	15,723
3.13%, 5/15/21	5,000	5,575
		207,372
Total U.S. Treasury Obligations (Cost $226,288)		227,400

	Shares
Short-Term Investment — 6.3%
Money Market Fund — 6.3%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	518,439	518,439
Total Short-Term Investments (Cost $518,439)		518,439

Total Investments (Cost $7,862,476(b)) — 101.5%		$8,376,302

Liabilities in excess of other assets — (1.5)%		(121,247)

NET ASSETS — 100.0%		$8,255,055

(a)	Represents the 7 day yield at 4/30/12.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$7,630,463	$—	$—	$7,630,463
U.S. Treasury Obligations	—	227,400	—	227,400
Short-Term Investments	518,439	—	—	518,439
Total Investments	$8,148,902	$227,400	$—	$8,376,302

See Notes to Financial Statements

22

NestEgg Target Date Funds
Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	NestEgg Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund	NestEgg 2050 Fund
Assets
Investments, at cost	$16,806,595	$39,106,457	$32,175,112	$36,101,222	$7,862,476

Investments, at value	$17,266,039	$40,761,300	$33,918,427	$38,400,925	$8,376,302
Cash	—	1,275	—	—	—
Foreign currency, at value (cost at $235; $948; $1,420; $2,332 and $0, respectively)	235	952	1,428	2,345	—
Interest and dividends receivable	119,845	230,862	152,143	132,586	1,892
Receivable for capital shares issued	19,397	50,617	117,675	109,079	13,595
Receivable for investments sold	52,305	255,949	306,837	466,357	—
Reclaims receivable	4,225	14,812	15,643	21,025	—
Receivable from Investment Adviser	8,396	—	—	—	997
Prepaid expenses	—	3,556	4,259	7,091	—
Total assets	$17,470,442	$41,319,323	$34,516,412	$39,139,408	$8,392,786

Liabilities
Payable for investments purchased	42,934	201,761	241,116	359,603	107,153
Payable for capital shares redeemed	5,968	149,235	79,109	43,514	12,656
Accrued expenses and other payables:
Investment advisory	—	12,927	10,014	12,591	—
Administration	2,800	7,228	5,614	6,306	847
Distribution and Service	140	481	216	34	52
Fund Accounting	853	892	811	772	1,378
Trustees	619	1,372	1,152	1,337	80
Other	21,582	21,797	21,262	20,971	15,565
Total liabilities	74,896	395,693	359,294	445,128	137,731

Net Assets	$17,395,546	$40,923,630	$34,157,118	$38,694,280	$8,255,055

Composition of Net Assets
Capital	$16,558,020	$40,414,015	$33,529,409	$36,750,634	$7,717,755
Accumulated net investment income	1,832	84,748	88,997	125,030	4,217
Accumulated net realized gains (losses) from investment transactions	375,922	(1,230,738)	(1,205,924)	(483,130)	19,257
Net unrealized appreciation	459,772	1,655,605	1,744,636	2,301,746	513,826
Net Assets	$17,395,546	$40,923,630	$34,157,118	$38,694,280	$8,255,055

Net Assets By Share Class
Institutional Class Shares	$17,106,409	$40,882,658	$33,963,618	$38,618,345	$8,241,846
Class A Shares	289,137	40,972	193,500	67,035	13,209
Class C Shares	—	—	—	8,900	—
Net Assets	$17,395,546	$40,923,630	$34,157,118	$38,694,280	$8,255,055

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	1,766,005	4,021,283	3,632,869	4,077,673	704,060
Class A Shares	30,020	4,048	20,922	7,181	1,133
Class C Shares	—	—	—	963	—

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$9.69	$10.17	$9.35	$9.47	$11.71
Class A Shares	$9.63	$10.12	$9.25	$9.33	$11.66
Class C Shares*	$—	$—	$—	$9.24	$—

Maximum Sales Charge
Class A Shares	4.75%	4.75%	4.75%	4.75%	4.75%
Class C Shares*	N/A	N/A	N/A	1.00%	N/A

Maximum Offering Price per share (Net Asset Value/(100% minus maximum sales charge of net asset value), adjusted to the nearest cent)
Class A Shares	$10.11	$10.62	$9.71	$9.80	$12.24

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

23

NestEgg Target Date Funds
Statements of Operations
For the Six Months Ended April 30, 2012 (Unaudited)

	NestEgg Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund	NestEgg 2050 Fund
Investment Income:
Dividend	$42,668	$201,718	$243,182	$356,927	$71,492
Interest	68,811	120,248	63,203	31,343	843
Foreign tax withholding	(2,835)	(14,218)	(17,586)	(25,628)	—
Total Investment Income	108,644	307,748	288,799	362,642	72,335

Expenses:
Investment advisory	52,811	123,197	100,807	115,230	21,567
Administration	11,002	25,666	21,001	24,006	4,493
Distribution - Class A Shares	372	176	365	443	18
Distribution - Class C Shares	—	—	—	33	—
Shareholder Servicing - Class A Shares	372	176	365	443	18
Shareholder Servicing - Class C Shares	—	—	—	11	—
Accounting	15,126	15,165	15,084	15,053	10,697
Audit expenses	9,223	9,414	9,361	9,390	8,354
Compliance services	2,380	3,060	2,839	2,962	2,033
Custodian	4,509	7,562	6,802	7,867	710
Insurance	527	1,184	959	1,091	152
Legal expenses	970	2,216	1,815	2,036	335
Shareholder Reporting	730	1,263	1,106	1,258	301
State registration expenses	8,811	6,877	7,073	10,254	3,616
Transfer Agent	909	896	1,383	1,348	267
Trustees	987	2,254	1,843	2,070	344
Other	2,208	2,379	2,341	2,630	880
Total expenses before fee reductions	110,937	201,485	173,144	196,125	53,785
Expenses reduced by: Adviser	(44,177)	(40,976)	(38,001)	(37,712)	(25,354)
Net Expenses	66,760	160,509	135,143	158,413	28,431

Net Investment Income	41,884	147,239	153,656	204,229	43,904

Realized and unrealized gains (losses) on investments and foreign currency transactions:
Net realized gains from investment transactions	407,063	844,962	566,151	552,145	20,300
Net realized losses from foreign currency transactions	(209)	(2,121)	(1,154)	(1,922)	—
Net change in unrealized appreciation/depreciation from investments	(53,873)	427,919	733,078	1,161,847	531,299
Net change in unrealized appreciation/depreciation from foreign currency translation	(36)	128	156	362	—
Net realized and unrealized gains	352,945	1,270,888	1,298,231	1,712,432	551,599

Net Increase in Net Assets Resulting from Operations	$394,829	$1,418,127	$1,451,887	$1,916,661	$595,503

See Notes to Financial Statements

24

NestEgg Target Date Funds
Statements of Changes in Net Assets

	NestEgg Fund		NestEgg 2020 Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Investment Operations:
Net investment income	$41,884	$156,702	$147,239	$361,385
Net realized gains	406,854	743,298	842,841	2,107,743
Net change in unrealized appreciation/depreciation	(53,909)	(370,455)	428,047	(1,290,844)
Net increase in net assets resulting from operations	394,829	529,545	1,418,127	1,178,284

Distributions:
From net investment income:
Institutional Class Shares	(46,155)	(147,887)	(349,894)	(402,698)
Class A Shares	(246)	(1,189)	(1,313)	(1,641)
From net realized gains:
Institutional Class Shares	(734,013)	(516,347)	—	—
Class A Shares	(13,704)	(9,120)	—	—
Decrease in net assets from distributions	(794,118)	(674,543)	(351,207)	(404,339)

Net increase (decrease) in net assets from capital transactions	202,148	331,623	(501,922)	1,157,385
Total increase (decrease) in net assets	(197,141)	186,625	564,998	1,931,330

Net Assets:
Beginning of period	17,592,687	17,406,062	40,358,632	38,427,302
End of period	$17,395,546	$17,592,687	$40,923,630	$40,358,632
Accumulated net investment income	1,832	6,349	84,748	288,716

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$1,991,838	$4,193,230	$5,278,090	$7,433,102
Dividends reinvested	780,169	664,234	349,894	402,698
Cost of shares redeemed	(2,551,381)	(4,542,257)	(5,874,733)	(6,720,338)
Institutional Class Shares capital transactions	220,626	315,207	(246,749)	1,115,462

Class A Shares
Proceeds from shares issued	2,667	10,651	21,365	72,712
Dividends reinvested	13,948	10,309	1,313	1,641
Cost of shares redeemed	(35,093)	(4,544)	(277,851)	(32,430)
Class A Shares capital transactions	(18,478)	16,416	(255,173)	41,923

Net increase (decrease) in net assets from capital transactions	$202,148	$331,623	$(501,922)	$1,157,385

Share Transactions:
Institutional Class Shares
Issued	205,563	427,913	526,372	756,080
Reinvested	82,413	68,442	36,034	41,218
Redeemed	(263,042)	(463,129)	(582,953)	(682,359)
Change in Institutional Class Shares	24,934	33,226	(20,547)	114,939

Class A Shares
Issued	275	1,095	2,178	7,433
Reinvested	1,483	1,070	135	168
Redeemed	(3,706)	(464)	(28,351)	(3,293)
Change in Class A Shares	(1,948)	1,701	(26,038)	4,308

See Notes to Financial Statements

25

NestEgg Target Date Funds
Statements of Changes in Net Assets - (continued)

	NestEgg 2030 Fund		NestEgg 2040 Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Investment Operations:
Net investment income	$153,656	$297,558	$204,229	$371,083
Net realized gains	564,997	1,957,005	550,223	2,862,148
Net change in unrealized appreciation/depreciation	733,234	(1,466,306)	1,162,209	(2,465,262)
Net increase in net assets resulting from operations	1,451,887	788,257	1,916,661	767,969

Distributions:
From net investment income:
Institutional Class Shares	(298,123)	(306,078)	(370,611)	(374,019)
Class A Shares	(3,247)	(3,709)	(3,817)	(3,969)
Decrease in net assets from distributions	(301,370)	(309,787)	(374,428)	(377,988)

Net increase (decrease) in net assets from capital transactions	(129,966)	2,017,179	(274,998)	874,520
Total increase (decrease) in net assets	1,020,551	2,495,649	1,267,235	1,264,501

Net Assets:
Beginning of period	33,136,567	30,640,918	37,427,045	36,162,544
End of period	$34,157,118	$33,136,567	$38,694,280	$37,427,045
Accumulated net investment income	88,997	236,711	125,030	295,229

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$4,359,539	$7,328,506	$5,483,095	$10,077,736
Dividends reinvested	297,958	305,899	370,454	373,810
Cost of shares redeemed	(4,285,045)	(5,690,941)	(5,482,433)	(9,646,096)
Institutional Class Shares capital transactions	372,452	1,943,464	371,116	805,450

Class A Shares
Proceeds from shares issued	183,558	90,494	24,810	105,761
Dividends reinvested	3,228	3,683	3,817	3,969
Cost of shares redeemed	(689,204)	(20,462)	(674,741)	(40,660)
Class A Shares capital transactions	(502,418)	73,715	(646,11)	69,070

Class C Shares
Proceeds from shares issued	N/A	N/A	—	—
Dividends reinvested	N/A	N/A	—	—
Cost of shares redeemed	N/A	N/A	—	—
Class C Shares capital transactions	N/A	N/A	—	—

Net increase (decrease) in net assets from capital transactions	$(129,966)	$2,017,179	$(274,998)	$874,520

Share Transactions:
Institutional Class Shares
Issued	473,957	804,811	593,232	1,082,306
Reinvested	34,052	33,689	42,483	40,022
Redeemed	(464,041)	(623,906)	(587,716)	(1,035,259)
Change in Institutional Class Shares	43,968	214,594	47,999	87,069

Class A Shares
Issued	20,051	10,068	2,806	11,511
Reinvested	372	409	443	430
Redeemed	(77,964)	(2,246)	(74,535)	(4,563)
Change in Class A Shares	(57,541)	8,231	(71,286)	7,378

Class C Shares
Issued	N/A	N/A	—	—
Reinvested	N/A	N/A	—	—
Redeemed	N/A	N/A	—	—
Change in Class C Shares	N/A	N/A	—	—

See Notes to Financial Statements

26

NestEgg Target Date Funds
Statements of Changes in Net Assets - (continued)

	NestEgg 2050 Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Investment Operations:
Net investment income	$43,904	$63,184
Net realized gains	20,300	160,488
Net change in unrealized appreciation/depreciation	531,299	(183,695)
Net increase in net assets resulting from operations	595,503	39,977

Distributions:
From net investment income:
Institutional Class Shares	(88,073)	(24,226)
Class A Shares	(166)	(96)
From net realized gains:
Institutional Class Shares	(161,069)	(1,434)
Class A Shares	(438)	(1)
Decrease in net assets from distributions	(249,746)	(25,757)

Net increase (decrease) in net assets from capital transactions	1,698,652	3,900,219
Total increase (decrease) in net assets	2,044,409	3,914,439

Net Assets:
Beginning of period	6,210,646	2,296,207
End of period	$8,255,055	$6,210,646
Accumulated net investment income	4,217	48,552

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$3,302,320	$6,236,704
Dividends reinvested	249,141	25,660
Cost of shares redeemed	(1,847,662)	(2,377,846)
Institutional Class Shares capital transactions	1,703,799	3,884,518

Class A Shares
Proceeds from shares issued	4,536	15,763
Dividends reinvested	604	97
Cost of shares redeemed	(10,287)	(159)
Class A Shares capital transactions	(5,147)	15,701

Net increase (decrease) in net assets from capital transactions	$1,698,652	$3,900,219

Share Transactions:
Institutional Class Shares
Issued	293,398	545,799
Reinvested	23,672	2,259
Redeemed	(163,421)	(206,996)
Change in Institutional Class Shares	153,649	341,062

Class A Shares
Issued	406	1,392
Reinvested	58	9
Redeemed	(956)	(14)
Change in Class A Shares	(492)	1,387

See Notes to Financial Statements

27

NestEgg Target Date Funds
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gains (losses)	Increase (Decrease) from investment operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
NestEgg Fund

Institutional Class Shares
For the six months ended
4/30/2012 (unaudited)	$9.92	$0.02		$0.20	$0.22	$(0.03)	$(0.42)	$(0.45)	$9.69
For the year ended
10/31/2011	$10.02	$0.09		$0.20	$0.29	$(0.09)	$(0.30)	$(0.39)	$9.92
10/31/2010	$9.24	$0.12		$0.79	$0.91	$(0.13)	$—	$(0.13)	$10.02
10/31/2009	$8.56	$0.13		$0.75	$0.88	$(0.20)	$—	$(0.20)	$9.24
10/31/2008	$10.44	$0.38		$(1.71)	$(1.33)	$(0.32)	$(0.23)	$(0.55)	$8.56
10/31/2007	$10.39	$0.34		$0.39	$0.73	$(0.33)	$(0.35)	$(0.68)	$10.44

Class A Shares
For the six months ended
4/30/2012 (unaudited)	$9.87	$(0.00)	^	$0.19	$0.19	$(0.01)	$(0.42)	$(0.43)	$9.63
For the year ended
10/31/2011	$9.97	$0.04		$0.20	$0.24	$(0.04)	$(0.30)	$(0.34)	$9.87
10/31/2010	$9.20	$0.07		$0.78	$0.85	$(0.08)	$—	$(0.08)	$9.97
10/31/2009	$8.50	$0.09		$0.73	$0.82	$(0.12)	$—	$(0.12)	$9.20
10/31/2008	$10.38	$0.33		$(1.71)	$(1.38)	$(0.27)	$(0.23)	$(0.50)	$8.50
10/31/2007	$10.34	$0.29		$0.38	$0.67	$(0.28)	$(0.35)	$(0.63)	$10.38

NestEgg 2020 Fund

Institutional Class Shares
For the six months ended
4/30/2012 (unaudited)	$9.91	$0.04		$0.31	$0.35	$(0.09)	$—	$(0.09)	$10.17
For the year ended
10/31/2011	$9.72	$0.09		$0.20	$0.29	$(0.10)	$—	$(0.10)	$9.91
10/31/2010	$8.86	$0.12		$0.87	$0.99	$(0.13)	$—	$(0.13)	$9.72
10/31/2009	$8.29	$0.13		$0.74	$0.87	$(0.30)	$—	$(0.30)	$8.86
10/31/2008	$11.75	$0.32		$(3.05)	$(2.73)	$(0.26)	$(0.47)	$(0.73)	$8.29
10/31/2007	$11.25	$0.25		$0.91	$1.16	$(0.25)	$(0.41)	$(0.66)	$11.75

Class A Shares
For the six months ended
4/30/2012 (unaudited)	$9.85	$0.04	+	$0.27 +	$0.31	$(0.04)	$—	$(0.04)	$10.12
For the year ended
10/31/2011	$9.67	$0.03		$0.21	$0.24	$(0.06)	$—	$(0.06)	$9.85
10/31/2010	$8.82	$0.06		$0.88	$0.94	$(0.09)	$—	$(0.09)	$9.67
10/31/2009	$8.22	$0.08		$0.75	$0.83	$(0.23)	$—	$(0.23)	$8.82
10/31/2008	$11.65	$0.33		$(3.09)	$(2.76)	$(0.20)	$(0.47)	$(0.67)	$8.22
10/31/2007	$11.16	$0.18		$0.91	$1.09	$(0.19)	$(0.41)	$(0.60)	$11.65

(a)	Does not include expenses of the investment companies in which the Funds invested.
(b)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would be as indicated.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
^	Less than $0.005 per share.
*	Not Annualized for periods less than one year.
**	Annualized for periods less than one year.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

28

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets(a)**	Ratio of gross expenses to average net assets(a)(b)**	Ratio of net investment income to average net assets**	Portfolio turnover rate(c)*

2.36%	$17,107	0.75%	1.25%	0.48%	81%

2.98%	$17,277	0.72%	1.39%	0.90%	179%
9.90%	$17,104	0.65%	1.55%	1.27%	189%
10.43%	$16,903	0.58%	2.37%	1.43%	210%
(13.33%)	$6,804	0.45%	2.66%	3.90%	88%
7.34%	$6,270	0.83%	2.73%	3.34%	66%

2.08%	$289	1.25%	1.75%	(0.01%)	81%

2.52%	$316	1.22%	1.89%	0.40%	179%
9.21%	$302	1.15%	2.05%	0.77%	189%
10.02%	$282	1.10%	2.91%	0.96%	210%
(13.84%)	$344	0.95%	3.10%	3.44%	88%
6.75%	$359	1.32%	3.24%	2.84%	66%

3.53%	$40,883	0.78%	0.98%	0.72%	66%

3.03%	$40,062	0.74%	1.05%	0.92%	159%
11.32%	$38,178	0.67%	1.17%	1.34%	188%
10.91%	$32,511	0.63%	1.68%	1.67%	190%
(24.63%)	$27,445	0.55%	1.23%	3.11%	52%
10.77%	$34,942	0.85%	1.24%	2.19%	66%

3.18%	$41	1.28%	1.48%	0.27%	66%

2.51%	$297	1.24%	1.55%	0.42%	159%
10.77%	$249	1.17%	1.67%	0.84%	188%
10.40%	$180	1.14%	2.16%	1.16%	190%
(24.98%)	$155	1.05%	1.71%	2.52%	52%
10.19%	$351	1.35%	1.74%	1.67%	66%

See Notes to Financial Statements

29

NestEgg Target Date Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gains (losses)	Increase (Decrease) from investment operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
NestEgg 2030 Fund

Institutional Class Shares
For the six months ended
4/30/2012 (unaudited)	$9.04	$0.06	+	$0.33 +	$0.39	$(0.08)	$—	$(0.08)	$9.35
For the year ended
10/31/2011	$8.90	$0.08		$0.15	$0.23	$(0.09)	$—	$(0.09)	$9.04
10/31/2010	$8.01	$0.11		$0.89	$1.00	$(0.11)	$—	$(0.11)	$8.90
10/31/2009	$7.28	$0.12		$0.79	$0.91	$(0.18)	$—	$(0.18)	$8.01
10/31/2008	$11.42	$0.19		$(3.54)	$(3.35)	$(0.16)	$(0.63)	$(0.79)	$7.28
10/31/2007	$11.46	$0.16		$1.23	$1.39	$(0.15)	$(1.28)	$(1.43)	$11.42

Class A Shares
For the six months ended
4/30/2012 (unaudited)	$8.93	$0.05	+	$0.31 +	$0.36	$(0.04)	$—	$(0.04)	$9.25
For the year ended
10/31/2011	$8.80	$0.03		$0.15	$0.18	$(0.05)	$—	$(0.05)	$8.93
10/31/2010	$7.92	$0.06		$0.89	$0.95	$(0.07)	$—	$(0.07)	$8.80
10/31/2009	$7.19	$0.06		$0.81	$0.87	$(0.14)	$—	$(0.14)	$7.92
10/31/2008	$11.30	$0.16		$(3.54)	$(3.38)	$(0.10)	$(0.63)	$(0.73)	$7.19
10/31/2007	$11.35	$0.09		$1.24	$1.33	$(0.10)	$(1.28)	$(1.38)	$11.30

NestEgg 2040 Fund

Institutional Class Shares
For the six months ended
4/30/2012 (unaudited)	$9.11	$0.05		$0.40	$0.45	$(0.09)	$—	$(0.09)	$9.47
For the year ended
10/31/2011	$9.01	$0.09		$0.10	$0.19	$(0.09)	$—	$(0.09)	$9.11
10/31/2010	$7.99	$0.11		$1.01	$1.12	$(0.10)	$—	$(0.10)	$9.01
10/31/2009	$7.16	$0.11		$0.92	$1.03	$(0.14)	$(0.06)	$(0.20)	$7.99
10/31/2008	$11.83	$0.16		$(3.98)	$(3.82)	$(0.12)	$(0.73)	$(0.85)	$7.16
10/31/2007	$11.74	$0.12		$1.44	$1.56	$(0.10)	$(1.37)	$(1.47)	$11.83

Class A Shares
For the six months ended
4/30/2012 (unaudited)	$8.96	$0.04	+	$0.38 +	$0.42	$(0.05)	$—	$(0.05)	$9.33
For the year ended
10/31/2011	$8.87	$0.04		$0.10	$0.14	$(0.05)	$—	$(0.05)	$8.96
10/31/2010	$7.87	$0.07		$0.99	$1.06	$(0.06)	$—	$(0.06)	$8.87
10/31/2009	$7.04	$0.08		$0.90	$0.98	$(0.09)	$(0.06)	$(0.15)	$7.87
10/31/2008	$11.63	$0.12		$(3.91)	$(3.79)	$(0.07)	$(0.73)	$(0.80)	$7.04
10/31/2007	$11.57	$0.06		$1.42	$1.48	$(0.05)	$(1.37)	$(1.42)	$11.63

(a)	Does not include expenses of the investment companies in which the Funds invested.
(b)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would be as indicated.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not Annualized for periods less than one year.
**	Annualized for periods less than one year.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

30

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets(a)**	Ratio of gross expenses to average net assets(a)(b)**	Ratio of net investment income to average net assets**	Portfolio turnover rate(c)*

4.41%	$33,964	0.80%	1.03%	0.92%	56%

2.58%	$32,436	0.77%	1.11%	0.93%	137%
12.58%	$30,023	0.69%	1.30%	1.35%	177%
12.94%	$23,512	0.66%	2.15%	1.74%	187%
(31.33%)	$18,005	0.70%	1.44%	2.14%	29%
13.33%	$22,684	0.90%	1.44%	1.39%	72%

4.07%	$193	1.30%	1.53%	0.54%	56%

2.06%	$701	1.27%	1.61%	0.43%	137%
12.12%	$618	1.19%	1.80%	0.84%	177%
12.41%	$467	1.15%	2.64%	1.26%	187%
(31.76%)	$330	1.20%	1.91%	1.64%	29%
12.83%	$524	1.38%	1.95%	0.88%	72%

5.04%	$38,618	0.82%	1.02%	1.07%	49%

2.14%	$36,715	0.79%	1.09%	0.98%	121%
14.09%	$35,524	0.74%	1.22%	1.28%	180%
14.99%	$28,166	0.74%	1.99%	1.67%	190%
(34.50%)	$18,907	0.75%	1.41%	1.70%	21%
14.69%	$23,388	0.90%	1.40%	1.01%	70%

4.70%	$67	1.32%	1.52%	0.40%	49%

1.62%	$703	1.29%	1.59%	0.49%	121%
13.51%	$631	1.24%	1.72%	0.78%	180%
14.39%	$622	1.24%	2.49%	1.20%	190%
(34.76%)	$482	1.25%	1.88%	1.21%	21%
14.11%	$783	1.40%	1.91%	0.49%	70%

See Notes to Financial Statements

31

NestEgg Target Date Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations					Distributions From
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gains (losses)		Increase (Decrease) from investment operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
NestEgg 2040 Fund - (continued)

Class C Shares
For the six months ended
4/30/2012 (unaudited)	$8.84	$0.00	^	$0.40		$0.40	$—	$—	$—	$9.24
For the year ended
10/31/2011	$8.75	$(0.00)	^	$0.09		$0.09	$—	$—	$—	$8.84
10/31/2010	$7.79	$0.14		$0.86		$1.00	$(0.04)	$—	$(0.04)	$8.75
10/31/2009	$7.01	$0.05		$0.87		$0.92	$(0.08)	$(0.06)	$(0.14)	$7.79
10/31/2008	$11.57	$0.06		$(3.89)		$(3.83)	$—	$(0.73)	$(0.73)	$7.01
10/31/2007	$11.54	$0.00	^	$1.42		$1.42	$(0.02)	$(1.37)	$(1.39)	$11.57

NestEgg 2050 Fund

Institutional Class Shares
For the six months ended
4/30/2012 (unaudited)	$11.25	$0.05	+	$0.82	+	$0.87	$(0.14)	$(0.27)	$(0.41)	$11.71
For the year ended
10/31/2011	$10.96	$0.13		$0.26		$0.39	$(0.09)	$(0.01)	$(0.10)	$11.25
For the period ended
10/31/2010 (d)	$10.00	$0.03		$0.93		$0.96	$—	$—	$—	$10.96

Class A Shares
For the six months ended
4/30/2012 (unaudited)	$11.19	$0.04	+	$0.80	+	$0.84	$(0.10)	$(0.27)	$(0.37)	$11.66
For the year ended
10/31/2011	$10.95	$0.04		$0.29		$0.33	$(0.08)	$(0.01)	$(0.09)	$11.19
For the period ended
10/31/2010 (e)	$10.66	$(0.01)		$0.30		$0.29	$—	$—	$—	$10.95
(a)	Does not include expenses of the investment companies in which the Funds invested.
(b)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would be as indicated.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Institutional Class Shares commenced operations on May 7, 2010.
(e)	Class A Shares commenced operations on September 28, 2010.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Less than 0.005%.
^	Less than $0.005 per share.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

32

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets(a)**	Ratio of gross expenses to average net assets(a)(b)**	Ratio of net investment income to average net assets**		Portfolio turnover rate(c)*

4.52%	$9	1.82%	2.02%	0.07%		49%

1.03%	$9	1.79%	2.09%	(0.00	%)***	121%
12.92%	$8	1.74%	2.22%	0.28%		180%
13.58%	$26	1.74%	2.99%	0.70%		190%
(35.11%)	$21	1.75%	2.11%	0.71%		21%
13.49%	$18	1.89%	2.42%	(0.09%)		70%

8.23%	$8,242	0.79%	1.49%	1.22%		5%

3.51%	$6,193	0.78%	1.90%	1.41%		37%

9.60%	$2,293	0.74%	8.27%	1.19%		15%

7.91%	$13	1.29%	1.99%	1.10%		5%

3.02%	$18	1.28%	2.40%	0.68%		37%

2.72%	$3	1.24%	2.91%	(1.17%)		15%

See Notes to Financial Statements

33

NestEgg Target Date Funds

Notes to Financial Statements
April 30, 2012 (Unaudited)

1.   Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2012, the Trust offered sixteen (16) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other funds can be found in a separate report.

NestEgg Fund (formerly, NestEgg 2010 Fund)
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund
NestEgg 2050 Fund

The NestEgg 2040 Fund offers three classes of shares: Institutional Class, Class A and Class C. The NestEgg Fund, NestEgg 2020 Fund, NestEgg 2030 Fund and NestEgg 2050 Fund offer Class A and Institutional Class shares only. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

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NestEgg Target Date Funds

2.   Significant Accounting Policies (Continued):

Investment Valuation (Continued)

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by industry concentration.

The Funds did not hold any Level 3 securities during the six months ended April 30, 2012. There were no transfers into and out of any level during the current six months presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

The NestEgg Fund declares and pays dividends from net investment income monthly. Each of the other NestEgg Target Date Funds declares and pays dividends from net investment income annually. Distributions from net realized gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are primarily due to differing treatments for deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

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NestEgg Target Date Funds

2.   Significant Accounting Policies (Continued):

Recent Developments and Accounting Pronouncements

In December 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the October 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is the October 31, 2012 taxable year.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management does not anticipate the amendment to have material impact on the Funds’ financial statements.

3.   Related Party Transactions:

AIFS serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.60% of each Fund’s average daily net assets. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Pursuant to the expense limitation agreement, AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses (excluding acquired fund fees on any investment company) in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets through March 1, 2013:

	Institutional Class	Class A	Class C
NestEgg Fund	0.75%	1.25%	N/A
NestEgg 2020 Fund	0.78%	1.28%	N/A
NestEgg 2030 Fund	0.80%	1.30%	N/A
NestEgg 2040 Fund	0.82%	1.32%	1.82%
NestEgg 2050 Fund	0.79%	1.29%	N/A

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the fiscal year-end period such amount was waived or reimbursed. No reimbursement will be sought for the period ended prior to March 1, 2010 for the NestEgg Fund, NestEgg 2020 Fund, NestEgg 2030 Fund and NestEgg 2040 Fund.

The following table presents amounts eligible for recovery at April 30, 2012:

	NestEgg Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund	NestEgg 2050 Fund
For eligible expense reimbursements expiring
October 31, 2013	$109,057	$122,244	$111,842	$110,674	$42,540
October 31, 2014	$117,669	$120,510	$111,003	$112,202	$50,617
October 31, 2015	$44,177	$40,976	$38,001	$37,712	$25,354
	$270,903	$283,730	$260,846	$260,588	$118,511

AIFS has engaged Boyd Watterson Asset Management, LLC (“BWAM”) and American Yellowstone Advisors, LLC (“AYA”) to sub-advise certain allocations of the Funds’ portfolios. BWAM is responsible for the day-to-day management of the Funds with respect to the international equity allocation of each Fund’s portfolio. AYA is responsible for the day-to-day management of the domestic equity growth allocation of each Fund’s portfolio.

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NestEgg Target Date Funds

3.   Related Party Transactions (Continued):

BWAM is located at 1801 E. 9th St., Suite 1400, Cleveland, Ohio 44114. BWAM is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, WI 53202. AYA is located at 230 Park Avenue, Suite 534, New York, NY 10169. AYA is a jointly owned and affiliated registered investment adviser of AIFS and Yellowstone Partners, LLC (“Yellowstone”). Yellowstone is a registered investment advisory firm headquartered in Idaho Falls, Idaho. Yellowstone’s predecessor, The Fred L. Dowd Company, was founded in 1972.

The agreements between BWAM and AIFS and AYA and AIFS on behalf of the Trust were approved by shareholders at a meeting held February 22, 2011.

AIFS also provides certain administrative services necessary for the Funds’ operations. The fees for the services provided under such agreement are calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

AIFS has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. AIFS pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Paul Brook as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for shareholder services and expenses of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4.   Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes, shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.   Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, and U.S. Government securities) during the six months ended April 30, 2012 were as follows:

	Purchases	Sales
NestEgg Fund	$1,480,493	$2,964,154
NestEgg 2020 Fund	7,205,934	9,038,137
NestEgg 2030 Fund	8,402,462	10,097,638
NestEgg 2040 Fund	12,959,837	14,721,669
NestEgg 2050 Fund	1,366,416	149,231

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2012 were as follows:

	Purchases	Sales
NestEgg Fund	$12,204,119	$11,480,410
NestEgg 2020 Fund	17,987,133	17,005,563
NestEgg 2030 Fund	9,638,688	8,711,574
NestEgg 2040 Fund	5,100,136	4,310,668
NestEgg 2050 Fund	219,569	175,726

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NestEgg Target Date Funds

6.   Federal Income Taxes Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2008-2011 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	NestEgg Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund	NestEgg 2050 Fund
Gross unrealized appreciation	$587,974	$2,391,462	$2,696,643	$3,805,783	$636,146
Gross unrealized depreciation	(156,261)	(814,403)	(1,033,960)	(1,608,494)	(123,425)
Net unrealized appreciation on foreign currency translations	328	762	1,321	2,043	—
Net unrealized appreciation (depreciation) on investments and foreign currency translations	$432,041	$1,577,821	$1,664,004	$2,199,332	$512,721
Cost of investments	$16,834,326	$39,184,241	$32,255,744	$36,203,636	$7,863,581

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010 were as follows:

	NestEgg Fund		NestEgg 2020 Fund		NestEgg 2030 Fund		NestEgg 2040 Fund		NestEgg 2050 Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Distributions paid from:
Ordinary Income	$304,379	$233,890	$404,339	$489,536	$309,787	$333,900	$377,988	$355,493	$25,757	$—
Net long-term capital gains	370,164	—	—	—	—	—	—	—	—	—
Total taxable distributions	674,543	233,890	404,339	489,536	309,787	333,900	377,988	355,493	25,757	—
Total distributions paid	$674,543	$233,890	$404,339	$489,536	$309,787	$333,900	$377,988	$355,493	$25,757	$—

As of October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	NestEgg Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund	NestEgg 2050 Fund
Undistributed ordinary income	$597,264	$288,716	$236,711	$295,229	$83,193
Undistributed long-term capital gains	156,781	—	—	—	126,829
Tax accumulated earnings	754,045	288,716	236,711	295,229	210,022
Accumulated capital and other losses	—	(1,977,981)	(1,667,152)	(886,851)	—
Unrealized appreciation (depreciation) on investments	482,406	1,131,326	906,468	991,354	(18,479)
Unrealized appreciation on foreign currency	364	634	1,165	1,681	—
Total accumulated earnings (deficit)	$1,236,815	$(557,305)	$(522,808)	$401,413	$191,543

As of October 31, 2011, the following Funds had net capital loss carryovers:

	NestEgg Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund	NestEgg 2050 Fund
For losses expiring October 31, 2017	$—	$1,977,981	$1,667,152	$886,851	$—
	$—	$1,977,981	$1,667,152	$886,851	$—

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2011, the NestEgg 2020, NestEgg 2030, and NestEgg 2040 Funds utilized $2,157,236, $2,011,626, and $2,932,598, respectively, of their capital loss carryovers.

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NestEgg Target Date Funds

7.   Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

8.   Subsequent Events:

At a board meeting held on June 22, 2012 (the “Meeting”), the Board of Trustees for the Trust approved the change in management of the NestEgg Target Date Funds. Effective June 29, 2012, Richard (“Rick”) Baird will serve as the Portfolio Manager of the value strategy of the NestEgg Target Date Funds, replacing Jeffrey Miller.

Subsequent events occurring have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Funds’ Financial Statements and Notes to Financial Statements.

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NestEgg Target Date Funds

Additional Fund Information (Unaudited)

Portfolio Summaries

The NestEgg Target Date Funds invested, as a percentage of net assets, in the following as of April 30, 2012:

NestEgg Fund

Portfolio Diversification	% of Net Assets
U.S. Treasury Obligations	75.5%
Common Stocks	20.0
Short-Term Investments	3.8
Total Investments	99.3%
Other assets in excess of liabilities	0.7
Net Assets	100.0%

NestEgg 2020 Fund

Portfolio Diversification	% of Net Assets
U.S. Treasury Obligations	54.2%
Common Stocks	41.3
Short-Term Investments	4.1
Total Investments	99.6%
Other assets in excess of liabilities	0.4
Net Assets	100.0%

NestEgg 2030 Fund

Portfolio Diversification	% of Net Assets
Common Stocks	59.3%
U.S. Treasury Obligations	35.2
Short-Term Investments	4.8
Total Investments	99.3%
Other assets in excess of liabilities	0.7
Net Assets	100.0%

NestEgg 2040 Fund

Portfolio Diversification	% of Net Assets
Common Stocks	78.4%
U.S. Treasury Obligations	16.0
Short-Term Investments	4.8
Total Investments	99.2%
Other assets in excess of liabilities	0.8
Net Assets	100.0%

NestEgg 2050 Fund

Portfolio Diversification	% of Net Assets
Investment Companies	92.4%
U.S. Treasury Obligations	2.8
Short-Term Investments	6.3
Total Investments	101.5%
Liabilities in excess of other assets	(1.5)
Net Assets	100.0%

40

NestEgg Target Date Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2011 at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period* 11/1/2011- 4/30/2012	Expense Ratio During Period**† 11/1/2011- 4/30/2012
NestEgg Fund	Institutional Class Shares	$1,000.00	$1,023.60	$3.77	0.75%
	Class A Shares	$1,000.00	$1,020.80	$6.28	1.25%

NestEgg 2020 Fund	Institutional Class Shares	$1,000.00	$1,035.30	$3.95	0.78%
	Class A Shares	$1,000.00	$1,031.80	$6.47	1.28%

NestEgg 2030 Fund	Institutional Class Shares	$1,000.00	$1,044.10	$4.07	0.80%
	Class A Shares	$1,000.00	$1,040.70	$6.60	1.30%

NestEgg 2040 Fund	Institutional Class Shares	$1,000.00	$1,050.40	$4.18	0.82%
	Class A Shares	$1,000.00	$1,047.00	$6.72	1.32%
	Class C Shares	$1,000.00	$1,045.20	$9.25	1.82%

NestEgg 2050 Fund	Institutional Class Shares	$1,000.00	$1,082.30	$4.09	0.79%
	Class A Shares	$1,000.00	$1,079.10	$6.67	1.29%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

41

NestEgg Target Date Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period* 11/1/2011- 4/30/2012	Expense Ratio During Period**† 11/1/2011- 4/30/2012
NestEgg Fund	Institutional Class Shares	$1,000.00	$1,021.30	$3.77	0.75%
	Class A Shares	$1,000.00	$1,018.80	$6.27	1.25%

NestEgg 2020 Fund	Institutional Class Shares	$1,000.00	$1,021.10	$3.92	0.78%
	Class A Shares	$1,000.00	$1,018.60	$6.42	1.28%

NestEgg 2030 Fund	Institutional Class Shares	$1,000.00	$1,021.00	$4.02	0.80%
	Class A Shares	$1,000.00	$1,018.50	$6.52	1.30%

NestEgg 2040 Fund	Institutional Class Shares	$1,000.00	$1,020.90	$4.12	0.82%
	Class A Shares	$1,000.00	$1,018.40	$6.62	1.32%
	Class C Shares	$1,000.00	$1,016.00	$9.12	1.82%

NestEgg 2050 Fund	Institutional Class Shares	$1,000.00	$1,021.10	$3.97	0.79%
	Class A Shares	$1,000.00	$1,018.60	$6.47	1.29%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

42

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americanindependence.com

230 Park Avenue
Suite 534
New York, NY 10169

American Independence Financial Services, LLC

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds and NestEgg Target Date Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 2, 2012

By (Signature and Title)

/s/ John Pileggi
John Pileggi
Treasurer

Date: July 2, 2012